    AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON DECEMBER 1, 2006

                                                     REGISTRATION NO. 333-138725


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-14

                             REGISTRATION STATEMENT
                                      UNDER
                         THE SECURITIES ACT OF 1933 [X]

                        [X] PRE-EFFECTIVE AMENDMENT NO. 1
                       [ ] POST-EFFECTIVE AMENDMENT NO. --
                        (Check appropriate box or boxes)

                                   BB&T FUNDS

                          BB&T VARIABLE INSURANCE FUNDS

               (Exact Name of Registrant as Specified in Charter)



                                 1-800-228-1872

                        (Area Code and Telephone Number)


                                3435 STELZER ROAD

                               COLUMBUS, OH 43219

                    (Address of Principal Executive Offices)





                                  ------------



                             ALAN G. PRIEST, ESQUIRE
                                ROPES & GRAY LLP
                                ONE METRO CENTER
                       700 12(TH) STREET, N.W., SUITE 900
                             WASHINGTON, D.C. 20005
                     (Name and address of Agent for Service)


                                  ------------

     APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING: As soon as practicable after this Registration Statement becomes effective.

     Title of securities being offered: Shares of BB&T Large Cap Fund and BB&T Large Cap VIF.

     An indefinite amount of the Registrant's securities has been registered under the Securities Act of 1933 pursuant to Rule 24f-2 under the Investment Company Act of 1940. In reliance upon such Rule, no filing fee is being paid at this time.

     The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment that specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such date as the Commission, acting pursuant to said Section 8(a), may determine.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                              IMPORTANT INFORMATION
                          FOR SHAREHOLDERS INVESTED IN
                              LARGE CAP GROWTH FUND
                                       AND
                          OWNERS OF VARIABLE ANNUITY OR
                      LIFE INSURANCE CONTRACTS INVESTED IN
                              LARGE CAP GROWTH VIF

     The document you hold in your hands contains your Combined Prospectus/Proxy Statement and proxy card or voting instruction form. A proxy card is, in essence, a ballot. A voting instruction form tells your insurance company how to vote on your behalf with respect to the BB&T Large Cap Growth VIF. When you vote your proxy or complete your voting instruction form, you tell us how to vote on your behalf on important issues relating to your Fund. If you simply sign the proxy or voting instruction form without specifying a vote, your shares will be voted in accordance with the recommendations of the Boards of Trustees of BB&T Funds and BB&T Variable Insurance Funds (collectively, the "Board" or "Trustees"). If you do not return your voting instruction form or record your voting instructions by telephone or through the Internet, your insurance company will vote your shares in the same proportion as shares for which instructions have been received.

     We urge you to spend a few minutes with the Combined Prospectus/Proxy Statement, fill out your proxy card or voting instruction form, and return it (or vote by telephone or the Internet). By voting your proxy or completing your voting instruction form, and doing so promptly, you enable BB&T Funds and BB&T Variable Insurance Funds to avoid conducting additional mailings.

     Please take a few moments to exercise your right to vote. Thank you.

                                   BB&T FUNDS
                           BB&T LARGE CAP GROWTH FUND
                               BB&T LARGE CAP FUND

                          BB&T VARIABLE INSURANCE FUNDS
                            BB&T LARGE CAP GROWTH VIF
                               BB&T LARGE CAP VIF


                                3435 STELZER ROAD
                              COLUMBUS, OHIO 43219
                                DECEMBER 15, 2006


Dear Investors:

     Enclosed you will find several documents being provided to you in connection with a joint special meeting of the shareholders of the BB&T Large Cap Growth Fund and BB&T Large Cap Growth VIF to be held January 24, 2007 at 9:00 a.m. at the offices of BISYS Fund Services Ohio, Inc., 100 Summer Street, Suite 1500, Boston, MA 02110. We hope this material will receive your immediate attention and that, if you cannot attend the meeting in person, you will vote your proxy or complete your voting instruction form promptly.

     The Combined Prospectus/Proxy Statement constitutes the Proxy Statement of BB&T Funds for the meeting of shareholders of the BB&T Large Cap Growth Fund (the "Large Cap Growth Fund") and of BB&T Variable Insurance Funds for the meeting of the shareholders of the BB&T Large Cap Growth VIF (the "Large Cap Growth VIF"). It also constitutes the Prospectus of (i) the BB&T Large Cap Fund (the "Large Cap Fund") which is to issue units of beneficial interest ("Shares") to be distributed to each of the Large Cap Growth Fund shareholders in connection with the proposed reorganization of the Large Cap Growth Fund with and into the Large Cap Fund, and (ii) the BB&T Large Cap VIF (the "Large Cap VIF") Shares to be distributed to each of the Large Cap Growth VIF shareholders in connection with the proposed reorganization of the Large Cap Growth VIF with and into the Large Cap VIF. The Board of Trustees of BB&T Funds (the "BB&T Trustees") is recommending that shareholders of the Large Cap Growth Fund approve a reorganization in which the Large Cap Growth Fund will transfer all of its assets to the Large Cap Fund in return for Institutional, Class A, Class B or Class C Shares of the Large Cap Fund. At the same time, the Large Cap Fund will assume all of the liabilities of the Large Cap Growth Fund. After the transfer, it is intended that Shares of the Large Cap Fund will be distributed to the shareholders of the Large Cap Growth Fund tax-free in liquidation of the Large Cap Growth Fund. As a result of these transactions, it is expected that Shares of the Large Cap Growth Fund will, in effect, be exchanged at net asset value and on a tax-free basis for Shares of the Large Cap Fund. Shareholders of the Large Cap Growth Fund holding Institutional, Class A, Class B or Class C Shares, will receive Institutional, Class A, Class B or Class C Shares, respectively, of the Large Cap Fund. The Board of Trustees of BB&T Variable Insurance Funds (the "VIF Trustees," and together with the BB&T Trustees, the "Trustees") is recommending that shareholders of the Large Cap Growth VIF approve a reorganization in which the Large Cap Growth VIF will transfer all of its assets to the Large Cap VIF in return for Shares of the Large Cap VIF. At the same time, the Large Cap VIF will assume all of the liabilities of the Large Cap Growth VIF. After the transfer, it is intended that Shares of the Large Cap VIF will be distributed to the shareholders of the Large Cap Growth VIF tax-free in liquidation of the Large Cap Growth VIF. As a result of these transactions, it is expected that Shares of the Large Cap Growth VIF will, in effect, be exchanged at net asset value and on a tax-free basis for Shares of the Large Cap VIF. These transactions will not result in recognition of any gain or loss for federal income tax purposes.

     BB&T Asset Management, Inc., the investment advisor to the Acquired and Acquiring Funds (the "Funds"), has advised the Trustees that it believes that the above-described transactions offer the shareholders of the Large Cap Growth Fund and Large Cap Growth VIF, respectively, enhanced investment management efficiencies, greater market leverage and market presence, economies of scale, and greater opportunities for asset growth.

     The Trustees believe that the proposed combinations of the Large Cap Growth Fund with the Large Cap Fund and Large Cap Growth VIF and Large Cap VIF are in the best interests of each of the Large Cap Fund and the Large Cap Growth Fund and its shareholders and Large Cap VIF and Large Cap Growth VIF and its shareholders, respectively, and recommend that you vote in favor of each proposal.

     While you are, of course, welcome to join us at the Joint Special Meeting, most Shareholders cast their votes by filling out and signing the enclosed proxy card (or vote by telephone or the Internet). In order to conduct the Joint Special Meeting, a majority of shares must be represented either in person or by proxy. Whether or not you plan to attend the Joint Special Meeting, we need your vote. Please mark, sign, and date the enclosed proxy card or voting instruction form and return it promptly in the enclosed, postage-paid envelope so that the maximum number of shares may be voted (or vote by telephone or the Internet).

     The Notice of Joint Special Meeting of shareholders, the accompanying Combined Prospectus/Proxy Statement, the form of proxy, and the form of voting instruction form are enclosed. Please read them carefully. If you are unable to attend the meeting in person, we urge you to sign, date, and return the proxy card (or vote by telephone or the Internet) so that your Shares may be voted in accordance with your instructions.


     SINCE THE MEETING IS LESS THAN SIX WEEKS AWAY, WE URGE YOU TO GIVE THE ENCLOSED MATERIAL YOUR PROMPT ATTENTION SO AS TO AVOID THE EXPENSE OF ADDITIONAL MAILINGS.


     Your vote is important to us. Thank you for taking the time to consider this important proposal.

                                        Sincerely yours,

                                        /s/ Keith F. Karlawish
                                        ----------------------------------------
                                        Keith F. Karlawish
                                        President
                                        BB&T Funds
                                        BB&T Variable Insurance Funds

                           BB&T LARGE CAP GROWTH FUND
                            BB&T LARGE CAP GROWTH VIF

                 NOTICE OF JOINT SPECIAL MEETING OF SHAREHOLDERS

To the Shareholders of BB&T Large Cap Growth Fund and BB&T Large Cap Growth VIF:

     NOTICE IS HEREBY GIVEN that a Joint Special Meeting of shareholders of the BB&T Large Cap Growth Fund and BB&T Large Cap Growth VIF, will be held at the offices of BISYS Fund Services Ohio, Inc., 100 Summer Street, Suite 1500, Boston, MA 02110 on January 24, 2007 at 9:00 a.m. Eastern time, for the following purposes:

          1. To consider and act upon an Agreement and Plan of Reorganization providing for the transfer of all of the assets of the Acquired Fund to the corresponding Acquiring Fund, as listed below:


ACQUIRED FUND                                        ACQUIRING FUND
-------------                                        --------------



BB&T Large Cap Growth Fund                           BB&T Large Cap Fund
BB&T Large Cap Growth VIF                            BB&T Large Cap VIF


          in exchange for Shares of the Acquiring Fund and the assumption by the Acquiring Fund of all of the liabilities of the Acquired Fund, followed by the dissolution and liquidation of the Acquired Fund and the distribution of Shares of the Acquiring Fund to the shareholders of the Acquired Fund.

          2. To transact such other business as may properly come before the Joint Special Meeting or any adjournment thereof.

     The proposed Agreements and Plans Reorganization (the "Reorganization Plans") are described in the attached Combined Prospectus/Proxy Statement. Copies of the Reorganization Plans are appended as Appendices A and B thereto.

     Pursuant to instructions of the Boards of Trustees of BB&T Funds and BB&T Variable Insurance Funds (the "Trustees"), the close of business on November 29, 2006, has been designated as the record date for determination of shareholders entitled to notice of, and to vote at, the Joint Special Meeting or any adjournment thereof.

     Shareholders and contract owners are requested to promptly vote by telephone or the Internet or to execute and return promptly in the enclosed envelope the accompanying proxy card or voting instruction form, as applicable, which is being solicited by BB&T Funds' and/or BB&T Variable Insurance Funds' Boards of Trustees. This is important to ensure a quorum at the special meeting. Proxies may be revoked at any time before they are exercised by submitting to BB&T Funds and/or BB&T Variable Insurance Funds a written notice of revocation or a subsequently executed proxy or by attending the Joint Special Meeting and voting in person. Contract owners should consult their insurance company regarding their ability to revoke voting instructions after such instructions have been provided to the insurance company.

                                        By Order of the Trustees

                                        /s/ James T. Gillespie
                                        ----------------------------------------
                                        James T. Gillespie
                                        Secretary
                                        BB&T Funds
                                        BB&T Variable Insurance Funds

Raleigh, North Carolina

December 15, 2006

                                   BB&T FUNDS
                          BB&T VARIABLE INSURANCE FUNDS
                                3435 STELZER ROAD
                              COLUMBUS, OHIO 43219
                                 1-800-228-1872


                                                               December 15, 2006


                       COMBINED PROSPECTUS/PROXY STATEMENT

     This Combined Prospectus/Proxy Statement is furnished in connection with the solicitation of proxies from the holders of units of beneficial interest ("Shares") of BB&T Large Cap Growth Fund (the "Large Cap Growth Fund") and BB&T Large Cap Growth VIF (the "Large Cap Growth VIF," and together with the Large Cap Growth Fund, the "Acquired Funds") for use at a Joint Special Meeting of shareholders to approve the reorganization of the Large Cap Growth Fund with and into the BB&T Large Cap Fund (the "Large Cap Fund") and the reorganization of Large Cap Growth VIF with and into the BB&T Large Cap VIF (the "Large Cap VIF," and together with the Large Cap Fund, the "Acquiring Funds"). Acquired Fund shareholders of record on November 29, 2006 are entitled to receive notice of and to vote at the Joint Special Meeting. The reorganizations contemplate the transfer of all the assets and liabilities of each of the Acquired Funds to the corresponding Acquiring Fund in exchange for Acquiring Fund Shares, followed by the dissolution and liquidation of the Acquired Funds, and the distribution of Acquiring Fund Shares to shareholders of the Acquired Funds (the "Transactions"). As a result of the Transactions, each shareholder of the Acquired Funds will receive a number of full and fractional Shares of the corresponding Acquiring Fund equal in value at the date of the exchange to the net asset value of the Acquired Fund shares transferred by such shareholder to the corresponding Acquiring Fund. It is expected that the Transactions will not result in recognition of any gain or loss for federal income tax purposes. However, the Transactions will end the tax year of the Acquired Funds, likely accelerating taxable distributions from the Acquired Funds to shareholders. Large Cap Growth Fund shareholders holding Institutional, Class A, Class B or Class C Shares, will receive Institutional, Class A, Class B or Class C Shares, respectively, of the Large Cap Fund.


     Shares of the Large Cap Growth VIF are available exclusively as a pooled funding vehicle for variable life insurance policies and variable annuity contracts (each a "Contract") offered by the separate accounts, or sub-accounts thereof, of certain life insurance companies ("Participating Insurance Companies"). The Participating Insurance Companies own shares of the Large Cap Growth VIF as depositors for the owners of their respective Contracts (each a "Contract Owner"). Thus, individual Contract Owners are not the "shareholders" of the Large Cap Growth VIF. Rather, the Participating Insurance Companies and their separate accounts are the shareholders. To the extent required to be consistent with the interpretations of voting requirements by the staff of the Securities and Exchange Commission ("SEC"), each Participating Insurance Company will offer to Contract Owners the opportunity to instruct it as to how it should vote shares held by it and the separate accounts on the proposed merger. This Combined Prospectus/Proxy Statement is, therefore, furnished to Contract Owners entitled to give voting instructions with regard to the Large Cap Growth VIF. All persons entitled to direct the voting of shares of the Large Cap Growth VIF, whether or not they are shareholders, are described as voting for purposes of this Combined Prospectus/Proxy Statement. This Combined Prospectus/Proxy Statement, along with the Notice of a Joint Special Meeting of Shareholders and the proxy card or voting instruction form, is being mailed to shareholders and Contract Owners on or about December 19, 2006. It explains concisely what you should know before voting on the proposals described in this Combined Prospectus/Proxy Statement or investing in the Large Cap Growth VIF. Please read it carefully and keep it for future reference.


     The Large Cap Growth Fund and Large Cap Fund are portfolios ("series") of BB&T Funds, which is an open end management investment company consisting of 26 separate funds. The Large Cap Growth VIF and Large Cap VIF are portfolios ("series") of BB&T Variable Insurance Funds, which is an open end management investment company consisting of 6 separate funds.

     This Combined Prospectus/Proxy Statement explains concisely what you should know before investing in the Acquiring Funds. Please read it carefully and keep it for future reference. The current Prospectus of BB&T Funds for the Large Cap Growth Fund and the Large Cap Fund dated February 1, 2006, as supplemented (the "BB&T

Prospectus"), the current Statement of Additional Information of BB&T Funds for the Large Cap Growth Fund and the Large Cap Fund dated February 1, 2006, as supplemented (the "BB&T SAI"), the current Prospectus of BB&T Variable Insurance Funds for the Large Cap Growth VIF and Large Cap VIF dated May 1, 2006, as supplemented (the "VIF Prospectus"), and the current Statement of Additional Information of BB&T Variable Insurance Funds for the Large Cap Growth VIF and Large Cap VIF dated May 1, 2006, as supplemented (the "VIF SAI"), have been filed with the Securities and Exchange Commission and are incorporated by reference into this Combined Prospectus/Proxy Statement. The BB&T Prospectus, VIF Prospectus, BB&T SAI and VIF SAI may be obtained, without charge, by contacting a broker or bank that sells the Acquired Funds and Acquiring Funds, by writing to BB&T Funds or BB&T Variable Insurance Funds at 3435 Stelzer Road, Columbus, Ohio 43219, by calling 1-800-228-1872, or, for the BB&T SAI only, by contacting BB&T Funds online at http://www.bbtfunds.com. In addition, a Statement of Additional Information dated December 15, 2006, relating to the Transactions described in this Combined Prospectus/Proxy Statement has been filed with the Securities and Exchange Commission and is also incorporated by reference into this Combined Prospectus/Proxy Statement. Such Statement of Additional Information may be obtained, without charge, by writing BB&T Funds or BB&T Variable Insurance Funds at the above-listed address or by calling 1-800-228-1872. BB&T Funds will furnish, without charge, a copy of the Annual Report dated September 30, 2006 to a shareholder upon written request to BB&T Funds at the above-listed address or by calling 1-800-228-1872. BB&T Variable Insurance Funds will furnish, without charge, a copy of the Annual Report dated December 31, 2005 and the Semi-Annual Report dated June 30, 2006 to a shareholder upon written request to BB&T Variable Insurance Funds at the above-listed address or by calling 1-800-228-1872.

     Investment Advisor -- BB&T Asset Management, Inc., 434 Fayetteville Street Mall, Raleigh, NC 27601.

     BB&T Funds Distributor -- BB&T Funds Distributor, Inc., 3435 Stelzer Road, Columbus, Ohio 43219.

     Administrator -- BB&T Asset Management, Inc., 434 Fayetteville Street Mall, Raleigh, NC 27601.

     Sub-Administrator -- BISYS Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, Ohio 43219.

     AS WITH ALL MUTUAL FUNDS, THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE FUND SHARES OR DETERMINED WHETHER THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANYONE WHO TELLS YOU OTHERWISE IS COMMITTING A CRIME.

     LIKE OTHER INVESTMENTS, YOU COULD LOSE MONEY ON YOUR INVESTMENT IN A FUND. YOUR INVESTMENT IN A FUND IS NOT A DEPOSIT OR AN OBLIGATION OF BB&T, ITS AFFILIATES, OR ANY BANK. IT IS NOT INSURED BY THE FDIC OR ANY GOVERNMENT AGENCY.

     NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS NOT CONTAINED IN THIS COMBINED PROSPECTUS/PROXY STATEMENT IN CONNECTION WITH THE OFFERING MADE BY THIS COMBINED PROSPECTUS/PROXY STATEMENT AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY BB&T FUNDS OR BB&T VARIABLE INSURANCE FUNDS. THIS COMBINED PROSPECTUS/PROXY STATEMENT DOES NOT CONSTITUTE AN OFFERING BY BB&T FUNDS OR BB&T VARIABLE INSURANCE FUNDS IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.


December 15, 2006

                                TABLE OF CONTENTS





PROPOSAL (1) APPROVAL OF AGREEMENT AND PLAN OF REORGANIZATION...................     4
FEE TABLES......................................................................     5
SYNOPSIS OF PROSPECTUS..........................................................     7
PRINCIPAL RISK FACTORS..........................................................    11
INFORMATION ABOUT THE TRANSACTIONS..............................................    11
INFORMATION ABOUT THE ACQUIRING FUNDS AND THE ACQUIRED FUNDS....................    17
FINANCIAL HIGHLIGHTS............................................................    18
VOTING INFORMATION..............................................................    24
INTEREST OF CERTAIN PERSON IN THE TRANSACTIONS..................................    26

                                  PROPOSAL (1)

                                   APPROVAL OF
                      AGREEMENT AND PLAN OF REORGANIZATION

     At a meeting held on August 29, 2006, the Boards of Trustees of BB&T Funds and BB&T Variable Insurance Funds (the "Trustees") unanimously approved Agreements and Plans of Reorganization (each a "Reorganization Plan," collectively the "Reorganization Plans") pursuant to which each Acquired Fund would be merged with and into the corresponding acquiring Fund on or about January 29, 2007 (the "Exchange Date"). On the Exchange Date, each Acquired Fund will transfer all of its assets and liabilities to the corresponding Acquiring Fund in exchange for Acquiring Fund Shares having an aggregate net asset value equal to the aggregate value of the net assets acquired from the Acquired Fund. The assets and liabilities of the Acquired Funds and the Acquiring Funds (the "Funds") will be valued as of the close of trading on the New York Stock Exchange on the business day preceding the Exchange Date. Following the transfer, each Acquired Fund will be dissolved and Shares of the corresponding Acquiring Fund received by each Acquired Fund will be distributed to that Acquired Fund's shareholders in liquidation of such Acquired Fund. As a result of the proposed Transactions, shareholders of each Acquired Fund will receive a number of full and fractional Shares equal in value at the date of the exchange to the value of the net assets of such Acquired Fund transferred to the corresponding Acquiring Fund attributable to the shareholder (based on the proportion of the outstanding Shares of the Acquired Fund owned at the time by the shareholder). It is expected that the Transactions will not result in any gain or loss for federal income tax purposes. However, the Transactions will end the tax year of the Acquired Funds, likely accelerating taxable distributions from the Acquired Funds to shareholders. All Large Cap Growth Fund shareholders will receive Shares of the BB&T class (Institutional, Class A, Class B or Class
C) that corresponds to the class of Large Cap Growth Fund Shares that they hold (Institutional, Class A, Class B or Class C, respectively).

     For the reasons set forth below under "Reasons for the Proposed Transactions," the Trustees, including Trustees who are not "interested persons" of BB&T Funds and BB&T Variable Insurance Funds as defined in the Investment Company Act of 1940 (the "1940 Act") (the "Independent Trustees"), unanimously concluded that participation in the proposed Transactions is in the best interests of each of the Acquiring Funds, the Acquired Funds and their respective existing shareholders. In reaching this conclusion, the Trustees considered, among other things:

          (1) the compatibility of the objectives, strategies, restrictions and investment portfolios of each Acquiring Fund with those of the corresponding Acquired Fund;

          (2) the qualifications and experience of BB&T Asset Management, Inc. and Ronald T. Rimkus, CFA, the portfolio manager for both the Acquiring Funds, and the performance history of the Acquired and Acquiring Funds;

          (3) the investment management efficiencies that may be gained and the potential economies of scale which could be realized;

          (4) the continuation of all shareholder services currently provided to shareholders of the Acquired Funds;

          (5) the projected expense ratios of each Acquiring Fund as compared to the corresponding Acquired Fund;

          (6) the lack of adequate shareholder demand and the failure to accumulate assets experienced by the Acquired Funds over the past 2 years;

          (7) the limited demand for Acquired Fund shares, indicating limited prospects for growth;

          (8) the fact that the Transactions will result in a better use of resources;

          (9) the fact that any merger expense will be borne by BB&T Asset Management, Inc.;

          (10) the fact that the Transactions are expected to not result in a recognition of any gain or loss for federal income tax purposes;

          (11) the fact that the potential benefits of the Transactions, including reduced volatility, reduced transaction costs and with respect to the Large Cap Growth VIF/Large Cap VIF Transaction, reduced expenses, are expected to outweigh any negative potential direct or indirect consequences of the Transactions, including direct or indirect federal income tax consequences, to the shareholders of both Acquired Funds;

          (12) the fact that the economic interests of shareholders of the Funds will not be diluted as a result of the proposed Transactions; and

          (13) the recommendation of BB&T Asset Management, Inc. in favor of the Transactions.

     Acquired Fund shareholders who do not wish to be reorganized into the respective Acquiring Fund and have their Acquired Fund shares exchanged for shares of the Acquiring Fund should redeem their shares prior to the consummation of the Transactions. If you redeem your shares you may recognize a taxable gain or loss based on the difference between your tax basis in the shares and the amount you receive for them.

                                   FEE TABLES

     Fee tables showing the current fees as of September 30, 2005 for the Large Cap Growth Fund and the Large Cap Fund, as well as the pro forma fees annualized after the reorganization and after fee waivers and/or expense reimbursement, are below:


                                      BB&T LARGE CAP GROWTH FUND                            BB&T LARGE CAP FUND
                           -----------------------------------------------     ---------------------------------------------
                           INSTITUTIONAL   CLASS A     CLASS B     CLASS C     INSTITUTIONAL   CLASS A   CLASS B     CLASS C
                           -------------   -------     -------     -------     -------------   -------   -------     -------


Shareholder Fees (fees
  paid directly from your
  investment)(1)
Maximum Sales Charge
  (Load) Imposed on
  Purchases (as a
  percentage of offering
  price).................       None         5.75%(2)    None        None           None         5.75%     None        None
Maximum Sales Charge on
  Reinvested Dividends...       None         None        None        None           None         None      None        None
Maximum Deferred Sales
  Load...................       None         None        5.00%(3)    1.00%(4)       None         None      5.00%(3)    1.00%(4)
Redemption Fee (on Shares
  sold within 7 calendar
  days of purchase)(5)...       2.00%        2.00%       2.00%       2.00%          2.00%        2.00%     2.00%       2.00%
ANNUAL FUND OPERATING
  EXPENSES (as a
  percentage of average
  net assets)
Management Fees..........       0.74%        0.74%       0.74%       0.74%          0.74%        0.74%     0.74%       0.74%
Distribution/Service
  (12b-1) Fees...........       None         0.50%       1.00%       1.00%          None         0.50%     1.00%       1.00%
Other Expenses...........       0.21%        0.21%       0.21%       0.21%          0.21%        0.21%     0.21%       0.21%
Total Annual Fund
  Operating Expenses.....       0.95%        1.45%       1.95%       1.95%          0.95%        1.45%     1.95%       1.95%
Fee Waiver and/or Expense
  Reimbursement(6).......       0.04%        0.29%       0.04%       0.04%          0.04%        0.29%     0.04%       0.04%
Net Expenses.............       0.91%        1.16%       1.91%       1.91%          0.91%        1.16%     1.91%       1.91%


--------

  (1) Participating banks or other financial institutions may charge their customers account fees for automatic investment, exchanges and other cash management services provided in connection with investment in the Fund.

  (2) Lower sales charges are available depending upon the amount invested. For investments of $1 million or more, a contingent deferred sales charge ("CDSC") is applicable to redemptions within one year of purchase.

  (3) A CDSC on Class B shares declines over six years, starting with year one and ending on the sixth anniversary from: 5.00%, 4.00%, 3.00%, 3.00%, 2.00%, 1.00%.

  (4) The CDSC on Class C Shares is applicable only to redemption within one year of purchase.

  (5) A wire transfer fee of $7.00 may be deducted from the amount of your redemption, regardless of the date of purchase, if you request a wire transfer. This fee is currently being waived.

  (6) BB&T Asset Management, Inc. (the "Advisor") has contractually agreed to limit the management fees paid by the Fund to 0.70% for the period from February 1, 2006 through January 31, 2007. Additionally, BB&T Funds Distributor, Inc. (the "Fund's Distributor") has contractually agreed to limit the distribution and service fees for Class A shares of the Fund to 0.25% for the same period.


                                                         PRO FORMA BB&T LARGE CAP FUND
                                            -------------------------------------------------------
                                            INSTITUTIONAL       CLASS A       CLASS B       CLASS C
                                            -------------       -------       -------       -------


Shareholder Fees (fees paid directly from
  your investment)
Maximum Sales Charge (Load) Imposed on
  Purchases (as a percentage of offering
  price)..................................       None             5.00%         None          None
Maximum Sales Charge on Reinvested
  Dividends...............................       None             None          None          None
Maximum Deferred Sales Load...............       None             None          5.00%(2)      1.00%(3)
Redemption Fee (on Shares sold within 7
  calendar days of purchase)..............       2.00%            2.00%         2.00%         2.00%
ANNUAL FUND OPERATING EXPENSES (as a
  percentage of average net assets)
Management Fees...........................       0.74%            0.74%         0.74%         0.74%
Distribution/Service (12b-1) Fees.........       None             0.50%         1.00%         1.00%
Other Expenses............................       0.19%            0.19%         0.19%         0.19%
Total Annual Fund Operating Expenses......       0.93%            1.43%         1.93%         1.93%
Fee Waiver and/or Expense Reimbursement...       0.04%            0.29%         0.04%         0.04%
Net Expenses..............................       0.89%(1)         1.14%(1)      1.89%(1)      1.89%(1)


--------

  (1) The Fund's Advisor has contractually agreed to limit the management fees paid by the Fund to 0.70% for the period from December 8, 2006 through January 31, 2008. Additionally, the Fund's Distributor has contractually agreed to limit the distribution and service fees for Class A shares of the Fund to 0.25% for the same period.

  (2) A CDSC on Class B Shares declines over six years starting with year one and ending on the sixth anniversary from: 5.00%, 4.00%, 3.00%, 3.00%, 2.00%, 1.00%.

  (3) The CDSC for Class C Shares is applicable only to redemption within one year of purchase.

     Fee tables showing the current fees as of December 31, 2005 for the Large Cap Growth VIF and the Large Cap VIF, as well as the pro forma fees annualized after the reorganization and after fee waivers and/or expense reimbursement, are below:


                                              BB&T LARGE CAP   BB&T LARGE   PRO FORMA BB&T
                                                GROWTH VIF       CAP VIF     LARGE CAP VIF
                                              --------------   ----------   --------------


ANNUAL FUND OPERATING EXPENSES (as a
  percentage of average net assets)
Management Fees.............................       0.74%(1)       0.74%(1)       0.74%(3)
Other Expenses..............................       0.29%(2)       0.24%(2)       0.24%
Total Annual Fund Operating Expenses........       1.03%(1)       0.98%(1)       0.98%(3)


--------

  (1) BB&T Asset Management currently limits its management fees to 0.50%. Total annual operating expenses, after fee waivers and expense reimbursements are limited to 0.79% for the Large Cap Growth VIF and 0.74% for the Large Cap VIF. Any fee waiver or expense reimbursement is voluntary and may be terminated at any time.

  (2) Expense information in the table has been restated to reflect changes in the contractual amounts of current fees.

  (3) It is expected that BB&T Asset Management will continue to voluntarily limit its management fees to 0.50%. Total annual operating expenses, after fee waivers and expense reimbursements are expected to be limited to 0.74% for the Fund. Any fee waiver or expense reimbursement is voluntary and may be terminated at any time.

     EXAMPLE: Use the tables below to compare fees and expenses with the fees and expenses of other mutual funds. The tables illustrate the amount of fees and expenses you and the Fund would pay, assuming a $10,000 initial investment, 5% annual return, payment of maximum sales charges, and no changes in the Fund's operating expenses. Because these examples are hypothetical and for comparison only, your actual costs may be different.


                                               1 YEAR     3 YEARS     5 YEARS     10 YEARS
                                               ------     -------     -------     --------


BB&T Large Cap Growth Fund
  Institutional Shares....................      $ 93        $299       $  522      $1,163
  Class A Shares..........................      $686        $980       $1,296      $2,187
  Class B Shares
     Assuming Redemption..................      $594        $908       $1,148      $2,142
     Assuming No Redemption...............      $194        $608       $1,048      $2,142
  Class C Shares
     Assuming Redemption..................      $194        $608       $1,048      $2,272
     Assuming No Redemption...............      $194        $608       $1,048      $2,272
BB&T Large Cap Fund
  Institutional Shares....................      $ 93        $299       $  522      $1,163
  Class A Shares..........................      $686        $980       $1,296      $2,187
  Class B Shares
     Assuming Redemption..................      $594        $908       $1,148      $2,142
     Assuming No Redemption...............      $194        $608       $1,048      $2,142
  Class C Shares
     Assuming Redemption..................      $194        $608       $1,048      $2,272
     Assuming No Redemption...............      $194        $608       $1,048      $2,272
BB&T Large Cap Fund Pro Forma
  Institutional Shares....................      $ 93        $299       $  522      $1,163
  Class A Shares..........................      $686        $980       $1,296      $2,182
  Class B Shares
     Assuming Redemption..................      $594        $908       $1,148      $2,142
     Assuming No Redemption...............      $194        $608       $1,048      $2,142
  Class C Shares
     Assuming Redemption..................      $194        $608       $1,048      $2,272
     Assuming No Redemption...............      $194        $608       $1,048      $2,272
BB&T Large Cap Growth VIF.................      $105        $328       $  569      $1,259
BB&T Large Cap VIF........................      $100        $312       $  542      $1,201
BB&T Large Cap VIF Pro Forma..............      $100        $312       $  542      $1,201


                                    SYNOPSIS

     Summary.   The following is a synopsis of certain information relating to the Transactions and is qualified by reference to the more complete information contained in this Combined Prospectus/Proxy Statement, the BB&T SAI, the VIF SAI, and the Appendices attached hereto.

     Key Features of Transaction.   The shareholders of the Acquired Funds are
being asked to approve or disapprove the Agreements and Plans of Reorganization adopted by the Trustees dated as of December 1, 2006 (the "Reorganization Plans"), copies of which are attached to this Combined Prospectus/Proxy Statement as Appendices A and B. The Reorganization Plans provide, among other things, for the transfer of all of the assets of each Acquired Fund into the corresponding Acquiring Fund in exchange for the assumption by that Acquiring Fund of all of the liabilities of the Acquired Fund and for a number of Shares of the designated class, if applicable, calculated based on the value of the net assets of the corresponding Acquired Fund acquired by that Acquiring Fund and the net asset value per Share of the Acquiring Fund, all as more fully described below under "Information about the Transactions." After receipt of Shares, each Acquired Fund will dissolve, distributing the Shares to its shareholders in complete liquidation, and each Acquired Fund will be terminated. Prior to the date of such transfer (the "Exchange Date"), each Acquired Fund will declare a distribution to its shareholders which, together with all previous distributions, will have the effect of distributing to its shareholders all of its investment company taxable income (computed without regard to the deduction for dividends paid), if any, and net realized capital gains, if any, through the Exchange Date.

     At a meeting held on August 29, 2006, the Trustees, including the Independent Trustees, voted unanimously to approve the Transactions and to recommend that shareholders of each Acquired Fund also approve the Transactions. Approval of each Reorganization Plan requires the affirmative vote of a majority of votes cast by the corresponding Acquired Fund.

     A shareholder of each Acquired Fund objecting to the proposed Transactions is not entitled under either Massachusetts law, BB&T Funds' Declaration of Trust or BB&T Variable Insurance Funds' Declaration of Trust to demand payment for or an appraisal of his or her particular Shares if the Transactions is consummated over his or her objection. However, Shares of each Acquired Fund are redeemable for cash at their net asset value on days on which the New York Stock Exchange is open for regular trading. If you redeem your Shares, you may recognize a taxable gain or loss based on the difference between your tax basis in the Shares and the amount you receive for them.

     In the event that this proposal is not approved by the shareholders of a Acquired Fund, such Acquired Fund will continue to be managed as a separate fund in accordance with its current investment objectives and policies, and the Trustees of the BB&T Funds and/or BB&T Variable Insurance Funds may consider alternatives in the best interests of the shareholders. Each Transaction is not contingent on the approval of the other Transaction. However, if approval of a Reorganization Plan is obtained, the reorganization of the corresponding Acquired Fund will be consummated.

     Comparison.   Below is a brief comparison of the principal investment
objectives and strategies of the Large Cap Growth Fund to the Large Cap Fund and the Large Cap Growth VIF and the Large Cap VIF. The following discussion is qualified in its entirety by the disclosure on such subjects contained in this Combined Prospectus/Proxy Statement, the BB&T SAI and the VIF SAI. For a full and detailed description of permitted investments, see such applicable documents.

     The proposed Transactions may result in higher than normal portfolio turnover.

FUNDAMENTAL OBJECTIVE.




             ACQUIRED FUND                             ACQUIRING FUND
             -------------                             --------------


Large Cap Growth Fund.  The Large Cap     Large Cap Fund.  The Large Cap Fund
Growth Fund seeks long-term capital       seeks capital growth, current income or
appreciation by investing primarily in    both, primarily through investment in
a diversified portfolio of equity and     stocks.
equity-related securities of large
capitalization growth companies.

--------------------------------------------------------------------------------
Large Cap Growth VIF.  The Large Cap      Large Cap VIF.  The Large Cap VIF seeks
Growth VIF seeks capital growth.          capital growth, current income, or
                                          both.

PRINCIPAL INVESTMENT STRATEGIES.




             ACQUIRED FUND                             ACQUIRING FUND
             -------------                             --------------


Large Cap Growth Fund.  To pursue this    Large Cap Fund.  To pursue this goal,
goal, the Fund invests primarily in       the Fund invests primarily in
common stocks, as well as American        domestically traded U.S. common stocks
Depositary Receipts ("ADRs"), of large    of large U.S. companies and U.S. traded
capitalization companies that the         equity stocks of foreign companies
portfolio manager believes have           whose capitalization is within the
attractive potential for growth. Large    range of those companies in the S&P
capitalization companies are those        500(R) Index. In managing the Fund, the
companies whose market capitalization     portfolio manager selects those stocks
is within the range of those companies    that he believes are undervalued and
in the Russell 1000(R) Growth Index. In   have a favorable outlook. In choosing
managing the Fund's portfolio, the        individual stocks, the portfolio
manager uses a variety of economic        manager uses quantitative and
projections, quantitative techniques,     qualitative processes to examine
and earnings projections in formulating   intrinsic value and the fundamental
individual stock purchase and sale        outlook of a particular issuer. The
decisions. In choosing individual         Fund may also invest in certain other
stocks, the portfolio manager primarily   equity securities in addition to those
uses a fundamental investment process     described above. Under normal
to identify companies with a history of   circumstances, the Fund will invest at
above average growth or companies that    least 80% of its net assets plus
are expected to enter periods of above    borrowings in the securities of large
average growth. Some of the criteria      companies. This policy will not be
that the manager uses to select these     changed without 60 days' advance notice
companies are return on equity, price     to shareholders. Large companies are
and earnings momentum, earnings           those companies with market
surprise, the company's management and    capitalizations within the range of
the company's position within its         those companies in the S&P 500(R)
industry. The Fund may also invest in     Index. These stocks may include common
certain other equity securities in        stock, preferred stock, warrants, or
addition to those described above.        debt instruments that are convertible
Under normal circumstances, the Fund      to common stock.
will invest at least 80% of its net
assets plus borrowings in the
securities of large companies. This
policy will not be changed without 60
days' advance notice to shareholders.
Large companies are those companies
with market capitalizations within the
range of those companies in the Russell
1000(R) Growth Index.

--------------------------------------------------------------------------------
Large Cap Growth VIF.  Under normal       Large Cap VIF.  Under normal market
market conditions, the Fund will invest   conditions, the Fund will invest at
at least 80% of its assets in a           least 80% of its assets in equity
diversified portfolio of equity           securities issued by large
securities issued by large                capitalization companies, which may
capitalization companies, and will        include common stocks, preferred
primarily invest in companies that BB&T   stocks, warrants, or debt instruments
Asset Management believes have the        that are convertible into common
potential to provide significant          stocks. For purposes of this policy,
capital growth. Large capitalization      large capitalization companies are
companies are those companies whose       those companies with a capitalization
market capitalization is within the       within the range of those companies in
range of those companies in the Russell   the S&P 500(R) Index (as of May 31,
1000(R) Growth Index (as of March 31,     2006, $455 million to $371 billion), as
2006, $952 million to $368.9 billion).    well as American Depositary Receipts
A portion of the Fund's assets may be     ("ADRs").
invested in preferred stock or bonds
convertible into common stock.



     Distribution, Purchase and Redemption Procedures and Exchange Rights. Distribution, purchase and redemption procedures and exchange rights are identical for each Acquired Fund and corresponding Acquiring Fund.

     Federal Tax Considerations.   For federal income tax purposes, it is
intended that each Transaction will qualify as a tax-free reorganization. Accordingly, the Transactions are expected not to result in the recognition of gain or loss for federal income tax purposes for any of the Funds or the shareholders of any Fund, and the aggregate tax basis of the Acquiring Fund shares received by a shareholder of an Acquired Fund are expected to equal the aggregate tax basis of that shareholder's Acquired Fund shares. At any time prior to the consummation of the Transactions, a shareholder may redeem shares, likely resulting in recognition of gain or loss to such shareholder for federal income tax purposes.

     However, since the Transactions will end the tax year of each Acquired Fund, it may accelerate distributions from the Acquired Funds to shareholders. Specifically, each Acquired Fund will recognize any net investment company taxable income, any net tax-exempt investment income and any net capital gains, including those realized on disposition of portfolio securities in connection with the Transactions (after reduction by any available capital loss carryforwards) or net capital losses in the short tax year ending on the date of the reorganization, and will declare and pay a distribution of such income and any such net capital gains remaining after reduction by any available capital loss carryforwards to its shareholders on or before that date.

     A portion of the portfolio assets of each Acquired Fund may be sold in connection with the Transactions. The actual tax impact of such sales will depend on the difference between the price at which such portfolio assets are sold and such Acquired Fund's basis in such assets. Any capital gains recognized in these sales, if any, will be distributed to such Acquired Fund's shareholders as capital gain dividends (to the extent of net realized long-term capital gains distributed) and/or ordinary dividends (to the extent of net realized short-term capital gains distributed) during or with respect to the year of sale, and such distributions in general will be taxable to shareholders.

     With regard to the Large Cap Growth VIF, as long as contracts funded through the separate accounts of the insurance company shareholder qualify as annuity contracts or life insurance contracts under Section 72 or Section 7702(a) of the Internal Revenue Code of 1986, as amended (the "Code"), the Transactions will not create any tax liability for contract owners.

     The cost basis and holding period of shares in each Acquired Fund are expected to carry over to new shares in the respective Acquiring Fund.

     For more information about the federal income tax consequences of the Transactions, see "Information About the Transactions -- Federal Income Tax Consequences" below.

                             PRINCIPAL RISK FACTORS




              ACQUIRED FUND                            ACQUIRING FUND
              -------------                            --------------


Large Cap Growth Fund.  Your investment   Large Cap Fund.  Your investment in the
in the Fund may be subject to market      Fund may be subject to market risk and
risk and investment style risk. Market    investment style risk. Market risk is
risk is the possibility that the Fund's   the possibility that the Fund's stock
stock holdings will decline in price      holdings will decline in price because
because of a broad stock market decline.  of a broad stock market decline. Markets
Markets generally move in cycles, with    generally move in cycles, with periods
periods of rising prices followed by      of rising prices followed by periods of
periods of falling prices. The value of   falling prices. The value of your
your investment will tend to increase or  investment will tend to increase or decrease in response to these movements.  decrease in response to these movements.
Investment style risk is the possibility  Investment style risk is the possibility
that the market segment on which this     that the market segment on  which this
Fund focuses -- large cap growth          Fund focuses -- large cap stocks -- will
stocks -- will underperform other kinds   underperform other kinds of investments
of investments or market averages. The    or market averages. The Fund may trade
Fund may trade securities actively,       securities actively, which could
which could increase its transaction      increase its transaction costs (thereby
costs (thereby lowering its performance)  lowering its performance) and may
and may increase the amount of taxes      increase the amount of taxes that you
that you pay. If the Fund invests in      pay. If the Fund invests in securities
securities with additional risks, its     with additional risks, its share price
share price volatility accordingly could  volatility accordingly could be greater
be greater and its performance lower.     and its performance lower.

---------------------------------------------------------------------------------
Large Cap Growth VIF.  An investment in   Large Cap VIF.  An investment in the
the Fund entails investment risk,         Fund entails investment risk, including
including possible loss of the principal  possible loss of the principal amount
amount invested. The Fund is subject to   invested. The Fund is subject to market
market risk, which is the risk that the   risk, which is the risk that the market
market value of a portfolio security may  value of a portfolio security may move
move up and down, sometimes rapidly and   up and down, sometimes rapidly and
unpredictably. This risk may be greatest  unpredictably. This risk may be greatest
for the Fund's investments in common      for the Fund's investments in stocks.
stocks. Large-capitalization growth       The Fund also is subject to interest
stocks may fall out of favor with         rate risk, which is the risk that
investors, and may be particularly        changes in interest rates will affect
volatile in the event of earnings         the value of the Fund's investments. In
disappointments or other financial        particular, the Fund's investments in
difficulties. The market could favor      fixed income securities, such as
value stocks to the exclusion of growth   convertible bonds and preferred stocks,
stocks, or may not favor equities at      generally will change in value inversely
all. The Fund also is subject to          with changes in interest rates. Also,
interest rate risk, which is the risk     the Fund's investments may expose it to
that changes in interest rates will       credit risk, which is the risk that the
affect the value of the Fund's            issuer of a security will default or not
investments. In particular, the Fund's    be able to meet its financial
investments in fixed income securities,   obligations.
such as convertible bonds and preferred
stocks, generally will change in value
inversely with changes in interest
rates. Also, the Fund's investments may
expose it to credit risk, which is the
risk that the issuer of a security will
default or not be able to meet its
financial obligations.


                       INFORMATION ABOUT THE TRANSACTIONS

     Reorganization Plan; Securities.   The proposed Reorganization Plans
provide that the Acquiring Funds will acquire all of the assets of the Acquired Funds in exchange for the assumption by the Acquiring Funds of all of the liabilities of the Acquired Funds, and for Shares, all as of the Exchange Date (defined in the Reorganization Plans to be on or about January 29, 2007, or such other date as determined by the Trustees.) The following discussion of the Reorganization Plans is qualified in its entirety by the full text of the Reorganization Plans, which is attached as Appendices A and B to this Combined Prospectus/Proxy Statement.

     As a result of the Transactions, each shareholder of an Acquired Fund will receive that number of full and fractional Shares equal in value at the Exchange Date to the value of the portion of the net assets of the Acquired Fund transferred to the corresponding Acquiring Fund attributable to the shareholder (based on the proportion of the outstanding Shares of that Acquired Fund owned by the shareholder as of the valuation time). The portfolio securities of each Acquired Fund will be valued in accordance with the generally employed valuation procedures of BB&T Funds and BB&T Variable Insurance Funds, as applicable. The reorganizations are being accounted for as tax-free business combinations. At a meeting held on August 29, 2006, all of the Trustees, including the Independent Trustees, unanimously determined that the reorganizations would be in the best interests of the Funds and existing shareholders, and that the economic interests of their existing shareholders would not be diluted as a result of effecting the reorganizations.

     Immediately following the Exchange Date, each Acquired Fund will distribute pro rata to its shareholders of record as of the close of business on the Exchange Date the full and fractional Shares received by it, and the Acquired Fund will be liquidated and dissolved. Such liquidation and distribution will be accomplished by the establishment of accounts on the Share records of the corresponding Acquiring Fund in the name of the Acquired Fund's shareholders, each account representing the corresponding number of full and fractional Shares due such shareholder. All Large Cap Growth Fund shareholders will receive Shares of the BB&T class (Institutional, Class A, Class B or Class C) that corresponds to the class of the Large Cap Growth Fund that they hold (Institutional, Class A, Class B or Class C, respectively).

     The consummation of the Transactions is subject to the conditions set forth in the Reorganization Plans. The Reorganization Plans may be terminated and the Transactions abandoned at any time, before or after approval by the shareholders, prior to the Exchange Date by consent of BB&T Funds or BB&T Variable Insurance Funds or, if any condition set forth in the Reorganization Plans has not been fulfilled and has not been waived by the party entitled to its benefits, by such party. If the Transactions are approved, Acquired Fund shareholders who do not wish to have their Acquired Fund Shares exchanged for Shares of the Acquiring Fund should redeem their shares prior to consummation of the Transactions. If you redeem your Shares you may recognize a taxable gain or loss based on the difference between your tax basis in the shares and the amount you received for them.

     All fees and expenses incurred by the Funds as a direct result of the Transactions contemplated by the Reorganization Plans, will be borne by BB&T Asset Management, Inc., including the costs of proxy materials, proxy solicitations and legal expenses. Fees and expenses not incurred directly in connection with the consummation of the Transactions will be paid by the party directly incurring such expenses, and such fees and expenses will be paid by the party directly incurring such expenses if and to the extent that payment by the other party would result in the disqualification of any Fund, as the case may be, as a "regulated investment company" within the meaning of Section 851 of the Code.

     The Board has determined that the interests of the existing shareholders of the Funds will not be diluted as a result of the Transactions. Full and fractional Shares will be issued to each Acquired Fund's shareholders in accordance with the procedure under the Reorganization Plans as described above. Each Acquiring Fund Share will be fully paid and nonassessable when issued, will be transferable without restriction, and will have no preemptive or conversion rights.

     BB&T Funds' Declaration of Trust permits BB&T Funds to divide its Shares of any series, without shareholder approval, into one or more classes of Shares having such variations as to dividend, redemption, and voting rights, net asset values, expenses borne by the classes, and other matters as the Trustees have authorized, provided that each Share of a class shall represent an equal proportionate interest in the assets and liabilities of the class with each other Share of the same class, none having priority or preference over another. Shares of certain of the BB&T Funds are currently divided into four classes:
Class A, Class B, Class C, and Institutional Shares. Institutional, Class A, Class B or Class C Shares will be distributed as applicable by BB&T Funds in connection with the Large Cap Fund/Large Cap Growth Fund Transaction. Upon consummation of the Large Cap Fund/Large Cap Growth Fund Transaction, Large Cap Growth Fund shareholders holding Institutional, Class A, Class B or Class C Shares, will receive Institutional, Class A, Class B or Class C Shares, respectively, of the Large Cap Fund.

     Under Massachusetts law, BB&T Funds' and BB&T Variable Insurance Funds' shareholders, could, under certain circumstances, be held personally liable for the obligations of BB&T Funds and BB&T Variable Insurance Funds, respectively. However, the Declarations of Trust disclaim shareholder liability for acts or obligations of BB&T Funds and BB&T Variable Insurance Funds. The Declarations of Trust provide for indemnification out of BB&T Funds or BB&T Variable Insurance Funds property for all loss and expense of any shareholder held personally liable for the obligations of BB&T Funds or BB&T Variable Insurance Funds. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which BB&T Funds or BB&T Variable Insurance Funds would be unable to meet its obligations. The likelihood of such circumstances is remote.

     Reasons For The Proposed Transactions.   A meeting was held on August  29,
2006, for the BB&T Funds' and BB&T Variable Insurance Funds' Trustees, at which meeting all of the Trustees, including the Independent Trustees, unanimously determined that the Transactions would be in the best interests of existing shareholders of the Funds. The Trustees also unanimously determined that the economic interests of such shareholders would not be diluted as a result of effecting the Transactions. At this same meeting, all of the Trustees, including the Independent Trustees, unanimously adopted the Reorganization Plans and recommended approval of the Transactions.

     In electing to approve each reorganization and recommend it to shareholders of the applicable Acquired Fund, the Trustees acted upon information provided to them, indicating that the proposed Transactions would operate in the best interests of the Funds' shareholders. In particular, the Trustees considered the following details:

          (1) The compatibility of the objectives, strategies, restrictions and investment portfolios of each Acquiring Fund with those of the corresponding Acquired Fund.

          As discussed under the "Synopsis," each Acquired Fund and its corresponding Acquiring Fund have substantially similar fundamental investment objectives. The Trustees considered that, over time, the Acquiring Funds' flexibility to invest in either value or growth stocks, depending upon prevailing market conditions, may provide greater value to shareholders of each Acquired Fund. The Acquired Funds and Acquiring Funds also share similar investment strategies. While both of the Acquiring Funds invest generally in large capitalization stocks, each of the Acquired Funds focuses on large capitalization "growth" stocks.

          The Trustees considered the overlap in the portfolio compositions of the Acquired Funds and Acquiring Funds. BB&T Asset Management, Inc. advised the Trustees and the Trustees came to the conclusion that the objectives, strategies, restrictions and investment portfolios of each Acquiring Fund are compatible with those of the corresponding Acquired Fund.

          (2) The qualifications and experience of BB&T Asset Management, Inc. and Ronald T. Rimkus, CFA, the portfolio manager for both the Acquiring Funds, and the performance history of the Acquired and Acquiring Funds.

          The proposed Transactions will allow investment management to remain in the current investment adviser, BB&T Asset Management, Inc., under the direction of Ronald T. Rimkus, CFA, who currently manages the Acquiring Funds. The Trustees considered the benefits that this arrangement will provide to shareholders of the Acquired Funds, including Mr. Rimkus's expertise.

          Ronald T. Rimkus, CFA, has been primarily responsible for the management of the Acquiring Funds since March 2006. Mr. Rimkus joined BB&T Asset Management, Inc. in January 2006 as the Director of Core Equity. From 2000 to 2006, Mr. Rimkus managed a large cap core equity product for Mesirow Financial, Inc.

          The Trustees reviewed and compared the performance history of the Acquiring Funds and the Acquired Funds. The performance history of each Acquiring Fund generally compares favorably to the performance history of the corresponding Acquired Fund.

          (3) The investment management efficiencies that may be gained and the potential economies of scale which could be realized.

          (4) The continuation of all shareholder services currently provided to shareholders of the Acquired Funds.

          (5) The projected expense ratios of each Acquired Fund as compared to the corresponding Acquired Fund.

          The Trustees determined that the Large Cap Growth Fund shareholders will be subject to the same expenses after the Transaction, as the Large Cap Fund has identical expense ratios, and the Large Cap Growth VIF shareholders will benefit from the lower expense ratio of the Large Cap VIF.

          (6) The Trustees considered the lack of adequate shareholder demand and the failure to accumulate assets of each Acquired Fund, while considering the investment similarities among the Acquired Funds and the Acquiring Funds. Over the past two (2) years, net assets of the Large Cap Growth Fund have declined from $359 million on July 31 2004 to $343 million on July 31, 2006, while net assets of the Large Cap Growth VIF have remained fairly constant from $22 million on July 31, 2004 to $23 million on July 31, 2006. The merger is expected to result in greater investment leverage and market presence for the Acquiring Funds. In addition, former Acquired Fund shareholders would benefit from the resulting economies of scale attributable to the larger asset size of the Acquiring Funds.

          (7) The limited demand for Acquired Fund shares, indicating limited prospects for growth.

          (8) The fact that the Transactions will result in a better use of resources.

          (9) The fact that any merger expense will be borne by BB&T Asset Management, Inc.

          The fees and expenses incurred directly in connection with the consummation of the Transactions that relate to the merger will be borne by BB&T Asset Management, Inc.

          (10) The fact that the Transactions are expected to not result in the recognition of any gain or loss for federal income tax purposes.

          The BB&T Funds' and BB&T Variable Insurance Funds' Trustees were informed that the proposed Transactions involving the Acquiring Funds would occur only if it could be accomplished without resulting in the imposition of federal income taxes on any of the Funds or any of their shareholders as a direct result of the Transactions.

          (11) The fact that the potential benefits of the Transactions will outweigh any negative potential direct or indirect consequences of the Transactions to the shareholders of the Acquired Funds.

          The BB&T Funds' and BB&T Variable Insurance Funds' Trustees considered the potentially negative consequences of the Transactions on the former shareholders of the Acquired Funds, as described below.

          The Board determined that the potential benefits to be gained from the proposed Transactions, outweigh the potentially negative direct or indirect consequences of the Transactions on the former shareholders of the Acquired Funds. Benefits include reduced volatility, reduced or consistent expenses and reduced transaction costs, anticipated economies of scale from increased assets, potential for greater diversification based on broader investment strategy, a solid performance record, and the potential for greater growth through the sale of fund shares.

          Among potential negative direct or indirect consequences is the potential loss of net capital loss carryforwards by each Acquired Fund. See "Federal Income Tax Consequences" for additional information.

          (12) The fact that the economic interests of shareholders of each of the Funds will not be diluted as a result of the proposed Transactions.

          The BB&T Funds' and BB&T Variable Insurance Funds' Trustees were informed that the interests of each Fund's shareholders would not be diluted as a result of the proposed Transactions, and that each Acquired Fund's shareholders would receive, in the aggregate, Shares of the corresponding Acquiring Fund equal in value to the market value of the assets of the Acquired Fund.

          (13) The recommendation of BB&T Asset Management, Inc. in favor of the Transactions.

     Federal Income Tax Consequences. The Transactions are intended to be tax-free reorganizations. As a condition to the relevant Funds' obligations to consummate the applicable Transaction, BB&T Funds or BB&T Variable Insurance Funds (as applicable), on behalf of such Funds, will receive an opinion, in a form reasonably acceptable to such Funds, in respect of such Transaction from Ropes & Gray LLP, counsel to BB&T Funds and BB&T Variable Insurance Funds, to the effect that, although not free from doubt, on the basis of the existing provisions of the Code, the Treasury Regulations promulgated thereunder, current administrative rules, and court decisions, generally for federal income tax purposes, except as noted below: (i) such Transaction will constitute a reorganization within the meaning of Section 368(a) of the Code, and the Acquired Fund and the Acquiring Fund will each be a "party to a reorganization" within the meaning of Section 368(b) of the Code; (ii) under Section 1032 of the Code no gain or loss will be recognized by the Acquiring Fund upon the receipt of the assets of the Acquired Fund in exchange for Acquiring Fund Shares and the assumption by the Acquiring Fund of the liabilities of the Acquired Fund; (iii) under Section 362(b) of the Code the basis in the hands of the Acquiring Fund of the assets of the Acquired Fund transferred to the Acquiring Fund in the Transaction will be the same as the basis of such assets in the hands of the Acquired Fund immediately prior to the transfer; (iv) under Section 1223(2) of the Code the holding periods of the assets of the Acquired Fund in the hands of the Acquiring Fund will include the periods during which such assets were held by the Acquired Fund; (v) under Section 361 of the Code no gain or loss will be recognized by the Acquired Fund upon the transfer of the Acquired Fund's assets to the Acquiring Fund in exchange for Acquiring Fund Shares and the assumption by the Acquiring Fund of the liabilities of the Acquired Fund, or upon the distribution of Acquiring Fund Shares by the Acquired Fund to its shareholders in liquidation; (vi) under Section 354 of the Code no gain or loss will be recognized by the Acquired Fund's shareholders upon the exchange of their Shares for Acquiring Fund Shares; (vii) under Section 358 of the Code, the aggregate basis of Acquiring Fund Shares an Acquired Fund shareholder receives in connection with the Transaction will be the same as the aggregate basis of his or her Acquired Fund Shares exchanged therefor; (viii) under Section 1223(1) of the Code, an Acquired Fund shareholder's holding period for his or her Acquiring Fund Shares will be determined by including the period for which he or she held the Acquired Fund Shares exchanged therefor, provided that he or she held such Acquired Fund Shares as capital assets; and (ix) the Acquiring Fund will succeed to, and take into account the items of the Acquired Funds described in Section 381(c) of the Code, subject to the conditions and limitations specified in Sections 381, 382, 383 and 384 of the Code and the Treasury Regulations thereunder.

     Ropes & Gray LLP will express no view with respect to the effect of the Transactions on any transferred asset as to which any unrealized gain or loss is required to be recognized at the end of a taxable year (or on the termination or transfer thereof) under federal income tax principles.

     The opinion will be based on certain factual certifications and representations made by the officers of the Funds and will also be based on customary assumptions. The opinion is not a guarantee that the tax consequences of the Transactions will be as described above.

     It is possible that each Acquiring Fund's ability to utilize either its own or the corresponding Acquired Fund's pre-Transaction losses to offset the post-Transaction gains of the combined fund will be limited as a result of the Transaction due to the application of loss limitation rules under federal tax law. In addition, for five years beginning after the closing date, the combined fund will not be allowed to offset gains "built in" to either the Acquired or Acquiring Fund at the time of the Transaction against capital losses (including capital loss carryforwards) built in to the other Fund. As a result of these limitations, under certain circumstances the shareholders of either the Acquired or Acquiring Fund could receive distributions that are taxable in the hands of taxable shareholders earlier than they would if the Transaction were not to have occurred. The effect of these limitations, however, will depend on the amount of losses in each Fund at the time of the Transaction, and, in any event, these limitations will only affect taxable shareholders.

     Because the shareholders of the Large Cap Growth VIF and the Large Cap VIF are Participating Insurance Companies and their separate accounts (which are not taxable shareholders), the impact (if any) of these loss limitation rules in connection with the reorganization of the Large Cap Growth VIF with and into the Large Cap VIF will be generally inconsequential to shareholders. If the reorganization of the Large Cap Growth Fund with and into the Large Cap Fund were to have taken place on September 30, 2006, the combined fund's use of the pre-Transaction losses (including capital loss carryforwards) of the Large Cap Growth Fund and the Large Cap Fund would not have been limited by the above-described rules. However, because, as a result of the Transaction, the shareholders of the Large Cap Growth Fund will receive Shares of the combined fund, such shareholders will be allocated a proportionate share of any built-in gains in the Large Cap Fund's assets, as well as any taxable gains realized by the Large Cap Fund but not distributed to its shareholders prior to the Transaction. Accordingly, distributions to shareholders' of the Large Cap Growth Fund may be increased or accelerated as a result of the Transaction. If the Transaction were to have taken place on September 30, 2006, the combined fund would have had higher built-in gains as a percentage of net assets than the Large Cap Growth Fund prior to the Transaction because as of that date the Large Cap Fund had higher built-in gains as a percentage of net assets than the Large Cap Growth Fund.

     A portion of the portfolio assets of the Acquired Funds may be sold in connection with the Transactions. The actual tax impact of such sales will depend on the difference between the price at which such portfolio assets are sold and that Acquired Fund's basis in such assets. Any net capital gains recognized in these sales will be distributed to such Acquired Fund's shareholders as capital gain dividends (to the extent of net realized long-term capital gains) and/or ordinary dividends (to the extent of net realized short-term capital gains) during or with respect to the year of sale, and such distributions will be taxable to shareholders.

     At or before the closing of the Transactions, each Acquired Fund will, and each Acquiring Fund may, declare a distribution to shareholders, which together with all previous distributions, will have the effect of distributing to shareholders all of its investment company taxable income (computed without regard to the deduction for dividends paid) and net capital gains, including those realized on disposition of portfolio securities in connection with the Transactions (after reduction by any available capital loss carryforwards), if any, through the closing of the Transactions. Such distributions will be taxable to shareholders.

     With regard to the Large Cap Growth VIF, as long as contracts funded through the separate accounts of the insurance company qualify as annuity contracts shareholder or life insurance contracts under Section 72 or Section 7702(a) of the Internal Revenue Code of 1986, as amended (the "Code"), the Transactions will not create any tax liability for contract owners.

     This description of the federal income tax consequences of the Transactions is made without regard to the particular facts and circumstances of any shareholder. Shareholders are urged to consult their own tax advisors as to the specific consequences to them of the Transactions, including the applicability and effect of state, local, non-U.S. and other tax laws.

     Voting Rights.   Each shareholder of the Acquired Funds is entitled to one
vote per Share and a proportionate fractional vote for any fractional Share. The former shareholders of the Large Cap Growth Fund, as holders of Institutional, Class A, Class B or Class C Shares of the Large Cap Fund, will vote separately as a fund or a class on matters relating solely to that fund or class. On all other matters, they will vote in the aggregate with shareholders of the Large Cap Fund. The former shareholders of the Large Cap Growth VIF, as holders of Shares of the Large Cap VIF, will vote separately as a fund on matters relating solely to that fund. On all other matters, they will vote in the aggregate with shareholders of the Large Cap VIF. As shareholders of the considerably larger Acquiring Funds following the Transactions, the former shareholders of the Acquired Funds will possess less proportional voting power when they vote separately as Acquiring Fund shareholders, or shareholders of the classes thereof, than they had when they voted separately as shareholders of the smaller Acquired Fund.

     Capitalization. The following tables set forth as of November 30, 2006 (i) the capitalization of the Large Cap Growth Fund, (ii) the capitalization of the Large Cap Fund, and (iii) the pro forma capitalization of the Large Cap Fund as adjusted giving effect to the proposed acquisition of assets at net asset value:



                                                   BB&T LARGE CAP GROWTH FUND
                                        -----------------------------------------------
                                        INSTITUTIONAL    CLASS A     CLASS B    CLASS C
                                        -------------   ---------   ---------   -------


Net Assets ($)........................   149,133,584    9,203,337   8,635,918    39,146
Shares................................    15,655,995      982,727     984,198     4,460
Net Asset Value per Share ($).........          9.53         9.37        8.77      8.78






                                                                                        BB&T LARGE CAP FUND
                                    BB&T LARGE CAP FUND                                  PRO FORMA COMBINED
                     -------------------------------------------------   -------------------------------------------------
                     INSTITUTIONAL     CLASS A      CLASS B    CLASS C   INSTITUTIONAL     CLASS A      CLASS B    CLASS C
                     -------------   ----------   ----------   -------   -------------   ----------   ----------   -------


Net Assets ($).....   596,045,284    50,266,190   15,025,992   177,619    745,178,868    59,469,527   23,661,910   216,765
Shares.............    27,670,086     2,339,522      705,671     8,358     34,593,283     2,767,870    1,111,243    10,200
Net Asset Value per
  Share ($)........         21.54         21.49        21.29     21.25          21.54         21.49        21.29     21.25



     The following table sets forth as of November 30, 2006 (i) the capitalization of the Large Cap Growth VIF, (ii) the capitalization of the Large Cap VIF, and (iii) the pro forma capitalization of the Large Cap VIF as adjusted giving effect to the proposed acquisition of assets at net asset value:



                                      BB&T LARGE CAP   BB&T LARGE   BB&T LARGE CAP VIF
                                        GROWTH VIF       CAP VIF    PRO FORMA COMBINED
                                      --------------   ----------   ------------------


Net Assets ($)......................    13,693,565     92,483,256       106,176,821
Shares..............................     1,284,887      5,608,430         6,438,844
Net Asset Value per Share ($).......         10.66          16.49             16.49



          INFORMATION ABOUT THE ACQUIRING FUNDS AND THE ACQUIRED FUNDS

                              LARGE CAP GROWTH FUND
                                 LARGE CAP FUND

     Information about the Large Cap Growth Fund and Large Cap Fund is incorporated by reference into this Combined Prospectus/Proxy Statement from the BB&T Prospectus forming a part of its Registration Statement on Form N-1A (File No. 33-49098).

                              LARGE CAP GROWTH VIF
                                  LARGE CAP VIF

     Information about the Large Cap Growth VIF and Large Cap VIF is incorporated by reference into this Combined Prospectus/Proxy Statement from the VIF Prospectus forming a part of its Registration Statement on Form N-1A (File No. 333-121205).

                              FINANCIAL HIGHLIGHTS

     The financial highlights table is intended to help you understand the Funds' financial performance for the past 5 years or the period of each Fund's operations, if shorter. Certain information reflects financial results for a single Fund Share. The total returns in the tables represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions).

     All unaudited interim financial statements reflect all adjustments which are, in the opinion of management, necessary to a fair statement of the results for the interim periods presented. In addition, all such adjustments are of a normal recurring nature.

FINANCIAL HIGHLIGHTS, LARGE CAP FUND AND LARGE CAP GROWTH FUND


     The financial highlights table is intended to help you understand the Funds' financial performance for the past 5 years or, if shorter, the period of the Funds' operations. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned [or lost] on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by KPMG LLP, an independent registered public accounting firm. This report, along with the Fund's financial statements, is incorporated by reference in the SAI, which is available upon request.

FINANCIAL HIGHLIGHTS, CLASS A SHARES



     Selected data for a share of beneficial interest outstanding throughout the periods indicated.




                                                INVESTMENT ACTIVITIES
                                       --------------------------------------               DIVIDENDS
                            NET ASSET      NET      NET REALIZED/              -----------------------------------  NET ASSET
                              VALUE,   INVESTMENT    UNREALIZED    TOTAL FROM      NET     NET REALIZED               VALUE,
                            BEGINNING    INCOME    GAINS (LOSSES)  INVESTMENT  INVESTMENT    GAINS ON      TOTAL      END OF
                            OF PERIOD    (LOSS)    ON INVESTMENTS  ACTIVITIES    INCOME     INVESTMENTS  DIVIDENDS    PERIOD
                            ---------  ----------  --------------  ----------  ----------  ------------  ---------  ---------


LARGE CAP FUND
  Year Ended September 30,
     2006.................    $19.47       0.30(a)       2.30          2.60       (0.30)       (1.44)      (1.74)     $20.33
  Year Ended September 30,
     2005.................    $17.26       0.28          2.22          2.50       (0.29)          --       (0.29)     $19.47
  Year Ended September 30,
     2004.................    $14.87       0.23          2.38          2.61       (0.22)          --       (0.22)     $17.26
  Year Ended September 30,
     2003.................    $12.84       0.23          2.03          2.26       (0.23)          --       (0.23)     $14.87
  Year Ended September 30,
     2002.................    $16.79       0.18         (3.47)        (3.29)      (0.18)       (0.48)      (0.66)     $12.84
LARGE CAP GROWTH FUND
  Year Ended September 30,
     2006.................    $ 8.97       0.02(a)      (0.05)        (0.03)      (0.01)          --       (0.01)     $ 8.93
  Year Ended September 30,
     2005.................    $ 8.22       0.02(a)       0.77          0.79       (0.04)          --       (0.04)     $ 8.97
  Year Ended September 30,
     2004.................    $ 7.69      (0.01)         0.54          0.53          --           --          --      $ 8.22
  Year Ended September 30,
     2003.................    $ 6.60      (0.02)         1.11          1.09          --           --          --      $ 7.69
  Year Ended September 30,
     2002.................    $ 8.16      (0.06)        (1.50)        (1.56)         --           --          --      $ 6.60

                                                                      RATIOS/SUPPLEMENTARY DATA
                                              -------------------------------------------------------------------------
                                                                          RATIO OF NET
                                                                           INVESTMENT
                                  TOTAL       NET ASSETS,     RATIO OF       INCOME        RATIO OF
                                 RETURN          END OF     NET EXPENSES    (LOSS) TO     EXPENSES TO
                                (EXCLUDES        PERIOD      TO AVERAGE    AVERAGE NET      AVERAGE        PORTFOLIO
                            SALES CHARGE)(B)     (000)     NET ASSETS(C)    ASSETS(C)   NET ASSETS*(C)  TURNOVER RATE**
                            ----------------  -----------  -------------  ------------  --------------  ---------------


LARGE CAP FUND
  Year Ended September 30,
     2006.................        14.29%        $48,656         1.14%          1.53%         1.43%            34.83%
  Year Ended September 30,
     2005.................        14.60%        $39,756         1.14%          1.56%         1.48%            19.50%
  Year Ended September 30,
     2004.................        17.61%        $31,783         1.20%          1.32%         1.56%            16.40%
  Year Ended September 30,
     2003.................        17.73%        $25,397         1.17%          1.67%         1.55%            18.89%
  Year Ended September 30,
     2002.................       (20.57)%       $22,222         1.23%          1.11%         1.62%            23.02%
LARGE CAP GROWTH FUND
  Year Ended September 30,
     2006.................        (0.31)%       $ 9,446         1.13%          0.19%         1.43%           186.19%
  Year Ended September 30,
     2005.................         9.62%        $ 9,116         1.14%          0.38%         1.49%            62.78%
  Year Ended September 30,
     2004.................         6.89%        $ 8,784         1.22%         (0.33)%        1.58%           127.47%
  Year Ended September 30,
     2003.................        16.52%        $ 7,042         1.18%         (0.35)%        1.57%            91.73%
  Year Ended September 30,
     2002.................       (19.12)%       $ 6,240         1.28%         (0.57)%        1.67%           100.46%



--------


    * During the period certain fees were reduced. If such reductions had not occurred, the ratios would have been as indicated.



    ** Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.



   (a) Per share net investment income (loss) has been calculated using the average daily shares method.



   (b) Not annualized for periods less than one year.



   (c) Annualized for periods less than one year.

FINANCIAL HIGHLIGHTS, CLASS B SHARES



     Selected data for a share of beneficial interest outstanding throughout the periods indicated.




                                                INVESTMENT ACTIVITIES
                                       --------------------------------------               DIVIDENDS
                            NET ASSET      NET      NET REALIZED/              -----------------------------------  NET ASSET
                              VALUE,   INVESTMENT    UNREALIZED    TOTAL FROM      NET     NET REALIZED               VALUE,
                            BEGINNING    INCOME    GAINS (LOSSES)  INVESTMENT  INVESTMENT    GAINS ON      TOTAL      END OF
                            OF PERIOD    (LOSS)    ON INVESTMENTS  ACTIVITIES    INCOME     INVESTMENTS  DIVIDENDS    PERIOD
                            ---------  ----------  --------------  ----------  ----------  ------------  ---------  ---------


LARGE CAP FUND
  Year Ended September 30,
     2006.................    $19.31       0.16(a)       2.27          2.43       (0.15)       (1.44)      (1.59)     $20.15
  Year Ended September 30,
     2005.................    $17.12       0.13          2.22          2.35       (0.16)          --       (0.16)     $19.31
  Year Ended September 30,
     2004.................    $14.75       0.09          2.38          2.47       (0.10)          --       (0.10)     $17.12
  Year Ended September 30,
     2003.................    $12.75       0.12          2.01          2.13       (0.13)          --       (0.13)     $14.75
  Year Ended September 30,
     2002.................    $16.68       0.06         (3.44)        (3.38)      (0.07)       (0.48)      (0.55)     $12.75
LARGE CAP GROWTH FUND
  Year Ended September 30,
     2006.................    $ 8.47      (0.05)(a)     (0.05)        (0.10)         --           --          --      $ 8.37
  Year Ended September 30,
     2005.................    $ 7.80      (0.03)(a)      0.72          0.69       (0.02)          --       (0.02)     $ 8.47
  Year Ended September 30,
     2004.................    $ 7.36      (0.13)         0.57          0.44          --           --          --      $ 7.80
  Year Ended September 30,
     2003.................    $ 6.36      (0.08)(a)      1.08          1.00          --           --          --      $ 7.36
  Year Ended September 30,
     2002.................    $ 7.93      (0.12)        (1.45)        (1.57)         --           --          --      $ 6.36

                                                                      RATIOS/SUPPLEMENTARY DATA
                                              -------------------------------------------------------------------------
                                                                          RATIO OF NET
                                                                           INVESTMENT
                                  TOTAL       NET ASSETS,   RATIO OF NET     INCOME        RATIO OF
                                 RETURN          END OF     EXPENSES TO     (LOSS) TO     EXPENSES TO
                                (EXCLUDES        PERIOD       AVERAGE      AVERAGE NET      AVERAGE        PORTFOLIO
                            SALES CHARGE)(B)     (000)     NET ASSETS(C)    ASSETS(C)   NET ASSETS*(C)  TURNOVER RATE**
                            ----------------  -----------  -------------  ------------  --------------  ---------------


LARGE CAP FUND
  Year Ended September 30,
     2006.................        13.45%        $14,808         1.88%          0.85%         1.93%            34.83%
  Year Ended September 30,
     2005.................        13.75%        $22,148         1.89%          0.82%         1.99%            19.50%
  Year Ended September 30,
     2004.................        16.75%        $26,309         1.95%          0.58%         2.06%            16.40%
  Year Ended September 30,
     2003.................        16.74%        $26,215         1.91%          0.92%         2.05%            18.89%
  Year Ended September 30,
     2002.................       (21.14)%       $24,849         1.98%          0.36%         2.12%            23.02%
LARGE CAP GROWTH FUND
  Year Ended September 30,
     2006.................        (1.18)%       $ 8,970         1.88%         (0.58)%        1.93%           186.19%
  Year Ended September 30,
     2005.................         8.89%        $12,621         1.89%         (0.36)%        1.99%            62.78%
  Year Ended September 30,
     2004.................         5.98%        $13,845         1.96%         (1.08)%        2.08%           127.47%
  Year Ended September 30,
     2003.................        15.72%        $14,217         1.93%         (1.10)%        2.07%            91.73%
  Year Ended September 30,
     2002.................       (19.80)%       $13,040         2.03%         (1.32)%        2.17%           100.46%



--------


    * During the period certain fees were reduced. If such reductions had not occurred, the ratios would have been as indicated.



    ** Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.



   (a) Per share net investment income (loss) has been calculated using the average daily shares method.



   (b) Not annualized for periods less than one year.



   (c) Annualized for periods less than one year.

FINANCIAL HIGHLIGHTS, CLASS C SHARES



     Selected data for a share of beneficial interest outstanding throughout the periods indicated.




                                                INVESTMENT ACTIVITIES
                                       --------------------------------------               DIVIDENDS
                            NET ASSET      NET      NET REALIZED/              -----------------------------------  NET ASSET
                              VALUE,   INVESTMENT    UNREALIZED    TOTAL FROM      NET     NET REALIZED               VALUE,
                            BEGINNING    INCOME    GAINS (LOSSES)  INVESTMENT  INVESTMENT    GAINS ON      TOTAL      END OF
                            OF PERIOD    (LOSS)    ON INVESTMENTS  ACTIVITIES    INCOME     INVESTMENTS  DIVIDENDS    PERIOD
                            ---------  ----------  --------------  ----------  ----------  ------------  ---------  ---------


LARGE CAP FUND
  Year Ended September 30,
     2006.................    $19.28       0.16(a)       2.26          2.42       (0.15)       (1.44)      (1.59)     $20.11
  Year Ended September 30,
     2005.................    $17.09       0.14          2.19          2.33       (0.14)          --       (0.14)     $19.28
  Year Ended September 30,
     2004.................    $14.73       0.09          2.37          2.46       (0.10)          --       (0.10)     $17.09
  Year Ended September 30,
     2003.................    $12.74       0.13          1.99          2.12       (0.13)          --       (0.13)     $14.73
  Year Ended September 30,
     2002.................    $16.67       0.08         (3.45)        (3.37)      (0.08)       (0.48)      (0.56)     $12.74
LARGE CAP GROWTH FUND
  Year Ended September 30,
     2006.................    $ 8.47      (0.05)(a)     (0.04)        (0.09)         --           --          --      $ 8.38
  Year Ended September 30,
     2005.................    $ 7.81      (0.04)(a)      0.73          0.69       (0.03)          --       (0.03)     $ 8.47
  Year Ended September 30,
     2004.................    $ 7.37      (0.12)         0.56          0.44          --           --          --      $ 7.81
  Year Ended September 30,
     2003.................    $ 6.37      (0.08)(a)      1.08          1.00          --           --          --      $ 7.37
  Year Ended September 30,
     2002.................    $ 7.94      (0.10)(a)     (1.47)        (1.57)         --           --          --      $ 6.37

                                                                      RATIOS/SUPPLEMENTARY DATA
                                              -------------------------------------------------------------------------
                                                                          RATIO OF NET
                                                                           INVESTMENT
                                  TOTAL       NET ASSETS,   RATIO OF NET     INCOME        RATIO OF
                                 RETURN          END OF     EXPENSES TO     (LOSS) TO     EXPENSES TO
                                (EXCLUDES        PERIOD       AVERAGE      AVERAGE NET      AVERAGE        PORTFOLIO
                            SALES CHARGE)(B)     (000)     NET ASSETS(C)    ASSETS(C)   NET ASSETS*(C)  TURNOVER RATE**
                            ----------------  -----------  -------------  ------------  --------------  ---------------


LARGE CAP FUND
  Year Ended September 30,
     2006.................        13.42%          $161          1.88%          0.82%         1.94%            34.83%
  Year Ended September 30,
     2005.................        13.77%          $176          1.88%          0.80%         1.98%            19.50%
  Year Ended September 30,
     2004.................        16.72%          $157          1.95%          0.57%         2.07%            16.40%
  Year Ended September 30,
     2003.................        16.72%          $122          1.92%          0.90%         2.06%            18.89%
  Year Ended September 30,
     2002.................       (21.10)%         $ 52          1.94%          0.41%         2.08%            23.02%
LARGE CAP GROWTH FUND
  Year Ended September 30,
     2006.................        (1.18)%         $ 37          1.89%         (0.56)%        1.93%           186.19%
  Year Ended September 30,
     2005.................         8.90%          $ 18          1.89%         (0.43)%        1.98%            62.78%
  Year Ended September 30,
     2004.................         5.97%          $ 25          1.96%         (1.08)%        2.08%           127.47%
  Year Ended September 30,
     2003.................        15.70%          $ 31          1.93%         (1.10)%        2.06%            91.73%
  Year Ended September 30,
     2002.................       (19.77)%         $ 37          1.98%         (1.23)%        2.12%           100.46%



--------


    * During the period certain fees were reduced. If such reductions had not occurred, the ratios would have been as indicated.



    ** Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.



   (a) Per share net investment income (loss) has been calculated using the average daily shares method.



   (b) Not annualized for periods less than one year.



   (c) Annualized for periods less than one year.

FINANCIAL HIGHLIGHTS, INSTITUTIONAL SHARES



     Selected data for a share of beneficial interest outstanding throughout the periods indicated.




                                                  INVESTMENT ACTIVITIES
                                         --------------------------------------               DIVIDENDS
                              NET ASSET      NET      NET REALIZED/              -----------------------------------  NET ASSET
                                VALUE,   INVESTMENT    UNREALIZED    TOTAL FROM      NET     NET REALIZED               VALUE,
                              BEGINNING    INCOME    GAINS (LOSSES)  INVESTMENT  INVESTMENT    GAINS ON      TOTAL      END OF
                              OF PERIOD    (LOSS)    ON INVESTMENTS  ACTIVITIES    INCOME     INVESTMENTS  DIVIDENDS    PERIOD
                              ---------  ----------  --------------  ----------  ----------  ------------  ---------  ---------


LARGE CAP FUND
  Year Ended September 30,
     2006...................    $19.51       0.35(a)       2.31          2.66       (0.35)       (1.44)      (1.79)     $20.38
  Year Ended September 30,
     2005...................    $17.29       0.34          2.22          2.56       (0.34)          --       (0.34)     $19.51
  Year Ended September 30,
     2004...................    $14.90       0.26          2.39          2.65       (0.26)          --       (0.26)     $17.29
  Year Ended September 30,
     2003...................    $12.87       0.27          2.03          2.30       (0.27)          --       (0.27)     $14.90
  Year Ended September 30,
     2002...................    $16.82       0.22         (3.47)        (3.25)      (0.22)       (0.48)      (0.70)     $12.87
LARGE CAP GROWTH FUND
  Year Ended September 30,
     2006...................    $ 9.12       0.04(a)      (0.05)        (0.01)      (0.03)          --       (0.03)     $ 9.08
  Year Ended September 30,
     2005...................    $ 8.35       0.06(a)       0.77          0.83       (0.06)          --       (0.06)     $ 9.12
  Year Ended September 30,
     2004...................    $ 7.79      (0.01)         0.57          0.56          --           --          --      $ 8.35
  Year Ended September 30,
     2003...................    $ 6.67      (0.01)(a)      1.13          1.12          --           --          --      $ 7.79
  Year Ended September 30,
     2002...................    $ 8.23      (0.03)        (1.53)        (1.56)         --           --          --      $ 6.67

                                                                 RATIOS/SUPPLEMENTARY DATA
                                         -------------------------------------------------------------------------
                                                                     RATIO OF NET
                                                                      INVESTMENT
                                         NET ASSETS,   RATIO OF NET     INCOME        RATIO OF
                                            END OF     EXPENSES TO     (LOSS) TO     EXPENSES TO
                                TOTAL       PERIOD       AVERAGE      AVERAGE NET      AVERAGE        PORTFOLIO
                              RETURN(B)     (000)     NET ASSETS(C)    ASSETS(C)   NET ASSETS*(C)  TURNOVER RATE**
                              ---------  -----------  -------------  ------------  --------------  ---------------


LARGE CAP FUND
  Year Ended September 30,
     2006...................     14.59%    $660,667        0.89%          1.80%         0.93%            34.83%
  Year Ended September 30,
     2005...................     14.92%    $605,493        0.89%          1.82%         0.99%            19.50%
  Year Ended September 30,
     2004...................     17.86%    $620,186        0.95%          1.58%         1.06%            16.40%
  Year Ended September 30,
     2003...................     17.98%    $475,289        0.92%          1.90%         1.06%            18.89%
  Year Ended September 30,
     2002...................    (20.33)%   $319,971        0.98%          1.37%         1.12%            23.02%
LARGE CAP GROWTH FUND
  Year Ended September 30,
     2006...................     (0.10)%   $207,384        0.88%          0.40%         0.93%           186.19%
  Year Ended September 30,
     2005...................      9.92%    $336,103        0.89%          0.63%         0.99%            62.78%
  Year Ended September 30,
     2004...................      7.19%    $346,061        0.97%         (0.08)%        1.08%           127.47%
  Year Ended September 30,
     2003...................     16.79%    $272,961        0.93%         (0.11)%        1.07%            91.73%
  Year Ended September 30,
     2002...................    (18.96)%   $160,933        1.02%         (0.30)%        1.16%           100.46%



--------


    * During the period certain fees were reduced. If such reductions had not occurred, the ratios would have been as indicated.



    ** Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.




   (a) Per share net investment income (loss) has been calculated using the average daily shares method.



   (b) Not annualized for periods less than one year.



   (c) Annualized for periods less than one year.

FINANCIAL HIGHLIGHTS, LARGE CAP VIF AND LARGE CAP GROWTH VIF


     The following table is included to assist investors in evaluating the financial performance of the Funds for the five-year period ended December 31, 2005 or, if shorter, the period of the Funds' operation. Certain information reflects financial results of a single share. "Total Return" represents how much an investment in the Fund would have earned (or lost) during each period. This information has been audited by KPMG LLP, an independent registered public accounting firm, for the fiscal years ended December 31, 2005, December 31, 2004, December 31, 2003 and December 31, 2002, and by other auditors for the fiscal period ended December 31, 2001. The information does not reflect charges and fees associated with separate accounts that invest in the Funds or any insurance contract for which the Funds are an investment option. This information, along with the Funds' financial statements, is included in the annual report, which may be obtained free of charge upon request.



Selected data for a share of beneficial interest outstanding throughout the periods indicated.





                                                      INVESTMENT ACTIVITIES                   DIVIDENDS
                                               -----------------------------------  ----------------------------
                                                          NET REALIZED/
                                     NET ASSET     NET      UNREALIZED                                               NET ASSET
                                       VALUE,  INVESTMENT     GAINS     TOTAL FROM      NET                            VALUE,
                                     BEGINNING   INCOME    (LOSSES) ON  INVESTMENT  INVESTMENT         TOTAL           END OF
                                     OF PERIOD   (LOSS)    INVESTMENTS  ACTIVITIES    INCOME       DISTRIBUTIONS       PERIOD
                                     --------- ---------- ------------- ----------  ----------     -------------     ---------

BB&T LARGE CAP VIF
  For the Six Months Ended June 30,
  2006 (Unaudited)..................   $14.00      0.14        0.70         0.84       (0.14)          (0.14)          $14.70
  Year Ended December 31, 2005......   $13.35      0.26        0.65         0.91       (0.26)          (0.26)          $14.00
  Year Ended December 31, 2004......   $12.00      0.22        1.35         1.57       (0.22)          (0.22)          $13.35
  Year Ended December 31, 2003......   $ 9.88      0.19        2.12         2.31       (0.19)          (0.19)          $12.00
  Year Ended December 31, 2002......   $12.50      0.17       (2.62)       (2.45)      (0.17)          (0.17)          $ 9.88
  Year Ended December 31, 2001......   $12.66      0.17       (0.16)        0.01       (0.17)          (0.17)          $12.50
BB&T LARGE CAP GROWTH VIF
  For the Six Months Ended  June 30,
  2006 (Unaudited)..................   $10.29      0.02       (0.19)       (0.17)      (0.02)          (0.02)          $10.10
  Year Ended December 31, 2005......   $10.14      0.04        0.15         0.19       (0.04)          (0.04)          $10.29
  Year Ended December 31, 2004......   $ 9.64      0.04        0.50         0.54       (0.04)          (0.04)          $10.14
  Year Ended December 31, 2003......   $ 7.53     (0.02)       2.13         2.11          --              --           $ 9.64
  Year Ended December 31, 2002......   $10.83     (0.06)      (3.24)       (3.30)         --              --           $ 7.53
  October 15, 2001 to  December 31,
  2001 (a)..........................   $10.00     (0.01)       0.84         0.83          --              --           $10.83

                                                                                RATIOS/SUPPLEMENTARY DATA
                                                     ------------------------------------------------------------------------------
                                                                                          RATIO OF
                                                                      RATIO OF NET     NET INVESTMENT       RATIO OF
                                                      NET ASSETS,      EXPENSES TO      INCOME (LOSS)     EXPENSES TO     PORTFOLIO
                                        TOTAL           END OF         AVERAGE NET       TO AVERAGE       AVERAGE NET      TURNOVER
                                     RETURN**(B)     PERIOD (000)       ASSETS(C)       NET ASSETS(C)      ASSETS*(C)        RATE
                                     -----------     ------------     ------------     --------------     -----------     ---------

BB&T LARGE CAP VIF
  For the Six Months Ended June 30,
  2006 (Unaudited)..................      6.02%        $115,294           0.75%              1.89%            0.99%          27.87%
  Year Ended December 31, 2005......      6.90%        $113,648           0.79%              1.95%            1.05%          21.76%
  Year Ended December 31, 2004......     13.18%        $111,612           0.81%              1.77%            1.10%          12.91%
  Year Ended December 31, 2003......     23.62%        $ 94,683           0.88%              1.82%            1.17%          13.96%
  Year Ended December 31, 2002......    (19.64)%       $ 63,667           0.84%              1.57%            1.13%          15.24%
  Year Ended December 31, 2001......      0.16%        $ 77,796           0.86%              1.17%            1.15%          14.47%
BB&T LARGE CAP GROWTH VIF
  For the Six Months Ended  June 30,
  2006 (Unaudited)..................     (1.64)%       $ 23,181           0.78%              0.42%            1.02%          73.55%
  Year Ended December 31, 2005......      1.88%        $ 23,523           0.79%              0.40%            1.14%          91.61%
  Year Ended December 31, 2004......      5.63%        $ 22,300           0.86%              0.46%            1.26%         119.90%
  Year Ended December 31, 2003......     28.02%        $ 18,464           1.04%             (0.32)%           1.44%          90.57%
  Year Ended December 31, 2002......    (30.47)%       $  9,328           1.31%             (0.73)%           1.71%          93.65%
  October 15, 2001 to  December 31,
  2001 (a)..........................      8.30%        $ 10,876           1.19%             (0.32)%           1.59%          16.20%




--------

   * During the period certain fees were reduced. If such reductions had not occurred, the ratios would have been as indicated.

** Total return ratios are based on a share outstanding throughout the period and assume reinvestment of distributions at a net asset value. Total return ratios do not reflect changes pursuant to the terms of the insurance contracts funded by separate accounts that invest in the Fund's shares.



(a)    Period from commencement of operations.




(b)    Not annualized for periods less than one year.



(c)    Annualized for periods less than one year.

     Information Filed With The Securities And Exchange Commission. BB&T Funds and BB&T Variable Insurance Funds are subject to the informational requirements of the Securities Exchange Act of 1934 and in accordance therewith file reports and other information with the SEC. Reports, proxy and information statements, registration statements and other information filed by BB&T Funds and BB&T Variable Insurance Funds can be inspected and copied at the public reference facilities of the SEC at 450 Fifth Street, N.W. Washington, D.C. 20549. Copies of such materials can also be obtained from the Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, Washington, D.C. 20549, at prescribed rates.

                               VOTING INFORMATION

     Proxies are being solicited from shareholders of the Large Cap Growth Fund by the Trustees of BB&T Funds and the Large Cap Growth VIF by the Trustees of BB&T Variable Insurance Funds for the Joint Special Meeting of shareholders to be held on January 24, 2007, at the offices of BISYS Fund Services Ohio, Inc., 100 Summer Street, Suite 1500, Boston, MA 02110 at 9:00 a.m., Eastern time, or at such later time made necessary by adjournment. This Combined Prospectus/Proxy Statement and the enclosed form of proxy or voting instruction form are being mailed to shareholders and contract owners on or about [December 14], 2006. The costs of the proxy materials and proxy solicitations will be borne by BB&T Asset Management, Inc. A proxy may be revoked at any time at or before the meeting by submitting to BB&T Funds or BB&T Variable Insurance Funds a subsequently dated proxy, delivering a written notice of revocation to BB&T Funds or BB&T Variable Insurance Funds at 3435 Stelzer Road, Columbus, Ohio 43219 or as otherwise described in the "Introduction" above. All properly executed proxies received in time for the Meeting will be voted as specified in the proxy, or, if no specification is made, FOR the proposals set forth in Proposals 1 and 2 of the Notice of Joint Special Meeting to implement the reorganizations of the Acquired Funds by the transfer of all of its assets to the Acquiring Funds, in exchange for Shares of the Acquiring Funds and the assumption by the Acquiring Funds of all of the liabilities of the Acquired Funds followed by the dissolution and liquidation of the Acquired Funds and the distribution of Shares to the shareholders of the Acquired Funds. All Large Cap Growth Fund shareholders will receive Shares of the BB&T Class (Institutional, Class A, Class B, or Class C) that corresponds to the Class of each of Large Cap Growth Fund Shares that they hold (Institutional, Class A, Class B, or Class C, respectively). Each Transaction contemplated by the Reorganization Plans will be consummated only if: (1) a quorum is present (except as otherwise provided by law, to constitute a quorum for the transaction of business at a shareholders' meeting, there must be present, in person or by proxy, holders of a majority of the total number of shares of an Acquired Fund then outstanding and entitled to vote at the meeting); (2) approved by the affirmative vote of a majority of votes cast by each Acquired Fund voting as a fund, as described below; and (3) the other closing conditions set forth in each Reorganization Plan are satisfied. In the event the shareholders do not approve one or both of the Transactions, the Trustees of BB&T Funds and/or BB&T Variable Insurance Funds will consider possible alternative arrangements in the best interests of BB&T Funds and/or BB&T Variable Insurance Funds and their shareholders. Each Transaction is not contingent on the approval of the other Transaction.

     Proxies are being solicited by mail. Shareholders of record of each Acquired Fund at the close of business on November 29, 2006, (the "Record Date"), will be entitled to vote at the Joint Special Meeting of shareholders or any adjournment thereof. Each Share is entitled to one vote as of the close of business on November 29, 2006. Approval of Proposal 1 requires the affirmative vote of the lesser of: (a) 67% or more of the outstanding shares of the Acquired Fund present at the Joint Special Meeting, if the holders of more than 50% of the outstanding shares are present or represented by proxy, or (b) more than 50% of the outstanding shares of the Acquired Fund.

     As discussed above, Shares of the Large Cap Growth VIF are offered only to Participating Insurance Companies to fund benefits under their Contracts. Accordingly, as of the close of business on November 29, 2006, Shares of the Large Cap Growth VIF were held by separate accounts, or sub-accounts thereof, of various Participating Insurance Companies. These Shares are owned by the Participating Insurance Companies as depositors for their respective Contracts issued to individual Contract Owners or to a group (e.g., a defined benefit plan) in which Contract Owners participate. Contract Owners have the right to instruct the Participating Insurance Companies on how to vote the Shares related to their interests through their Contracts (i.e., pass-through voting). A Participating Insurance Company must vote the Shares of the Large Cap Growth VIF held in its name as directed. In the absence of voting directions on any voting instruction form that is signed and returned, the

Participating Insurance Company will vote the interest represented thereby in favor of a Proposal. If a Participating Insurance Company does not receive voting instructions for all of the Shares of the Large Cap Growth VIF held under the Contracts, it will vote all of the Shares in the relevant separate accounts with respect to a Proposal, for, against, or abstaining, in the same proportion as the Shares of the Large Cap Growth VIF for which it has received instructions from Contract Owners (i.e., echo voting). This Combined Prospectus/Proxy Statement is used to solicit voting instructions from Contract Owners, as well as to solicit proxies from the Participating Insurance Companies, the actual shareholders of the Large Cap Growth VIF. All persons entitled to direct the voting of Shares, whether or not they are shareholders, are described as voting for purposes of this Combined Prospectus/Proxy Statement. Contract Owners should consult their Participating Insurance Company regarding their ability to revoke voting instructions after such instructions have been provided to the Participating Insurance Company.

     As of November 29, 2006, there were outstanding the following amount of Shares of Institutional, Class A, Class B or Class C Class of the Large Cap Growth Fund and Shares of the Large Cap Growth VIF:




LARGE CAP GROWTH FUND:        15,665,940.899   Institutional Shares
                                 983,770.741   Class A Shares
                                 984,192.159   Class B Shares
                                   4,459.924   Class C Shares
LARGE CAP GROWTH VIF:          1,284,835.693   Shares



     Votes cast by proxy, telephone, the Internet or in person at the meeting will be counted by the inspector of election appointed by BB&T Funds. The inspector of election will count the total number of votes cast "for" approval of the Proposal for purposes of determining whether sufficient affirmative votes have been cast. The inspector of election will count Shares represented by proxies that reflect abstentions as Shares that are present and entitled to vote on the matter for purposes of determining the presence of a quorum; however, the inspector of election will not count "broker non-votes" (i.e., Shares held by brokers or nominees as to which (i) instructions have not been received from the beneficial owners or the persons entitled to vote and (ii) the broker or nominee does not have the discretionary voting power on a particular matter) as Shares that are present and entitled to vote on the matter for purposes of determining the presence of a quorum. For purposes of determining whether an issue has been approved, abstentions have the effect of a negative vote on the proposal, and broker non-votes are treated as "against" votes in those instances where approval of an issue requires a certain percentage of all votes outstanding, but are given no effect in those instances where approval of an issue requires a certain percentage of the votes constituting the quorum for such issue.

     BB&T Funds' and BB&T Variable Insurance Funds' Trustees know of no matters other than those set forth herein to be brought before the meeting. If, however, any other matters properly come before the meeting, it is the Trustees' intention that proxies will be voted on such matters in accordance with the judgment of the persons named in the enclosed form of proxy.


     As of November 29, 2006, the officers and Trustees of BB&T Funds as a group beneficially owned less than 1% of the outstanding Shares of Institutional, Class A, Class B or Class C Shares of any of the BB&T Funds. As of November 29, 2006, the officers and Trustees of BB&T Variable Insurance Funds as a group beneficially owned less than 1% of the outstanding Shares of any of the BB&T Variable Insurance Funds. The information in the following table shows, to the best of the knowledge of BB&T Funds and BB&T Variable Insurance Funds, the shareholders who owned of record or beneficially 5% or more of the indicated Fund and Class, if applicable. The table also shows, as far as practicable, the percentage of record and beneficial ownership of these same shareholders upon consummation of the Transactions calculated on the basis of holdings as of the November 29, 2006 record date. Those shareholders who beneficially own 25% or more of the outstanding shares of a fund may be deemed to be controlling persons of that fund under the 1940 Act. In this context, "control" shall mean (1) the beneficial ownership, either directly or through one or more controlled companies of more than 25% of the voting securities of a company; (2) the acknowledgement or assertion by either the controlled or controlling party of the existence of control; or (3) an adjudication under sec.2(a)(9)of the 1940 Act which has become final, that control exists.



                                                                  APPROXIMATE
                                    PERCENT OF    APPROXIMATE     PERCENT OF     PERCENT OF
                                      RECORD       PERCENT OF       RECORD       BENEFICIAL
                                     OWNERSHIP     BENEFICIAL      OWNERSHIP      OWNERSHIP
                                       AS OF      OWNERSHIP AS       UPON           UPON
NAME AND ADDRESS                    11/29/2006   OF 11/29/2006   CONSUMMATION   CONSUMMATION
----------------                    ----------   -------------   ------------   ------------


BB&T Large Cap Growth Fund
BB&T Large Cap Fund
BB&T Large Cap Growth VIF
  HARTFORD LIFE
  SEPARATE ACCOUNT TWO
  200 HOPMEADOW ST
  ATTN DAVID TEN-BROECK SIMSBURY,
  CT 06070........................     86.20%
  NATIONWIDE INSURANCE COMPANY
  NWVA9
  C/O IPO PORTFOLIO ACCOUNTING
  PO BOX 182029
  COLUMBUS, OH 43218-2029.........     12.14%
BB&T Large Cap VIF
  HARTFORD LIFE
  SEPARATE ACCOUNT TWO
  200 HOPMEADOW ST
  ATTN DAVID TEN-BROECK SIMBURY,
  CT 06070........................     93.05



     THE BOARDS OF TRUSTEES OF BB&T FUNDS AND BB&T VARIABLE INSURANCE FUNDS, INCLUDING THE INDEPENDENT TRUSTEES, UNANIMOUSLY RECOMMEND APPROVAL OF THE REORGANIZATION PLANS.

     As demonstrated above, [          ] may be deemed a controlling person of
the BB&T [          ] Fund.

     With respect to the effect of this control on the voting rights of other
security holders, [          ]'s vote may determine the outcome of each
proposal.

                                                                      APPENDIX A

                                   BB&T FUNDS

                         BB&T LARGE CAP GROWTH FUND AND
                               BB&T LARGE CAP FUND

                      AGREEMENT AND PLAN OF REORGANIZATION

     This Agreement and Plan of Reorganization, having been approved by the
Board of Trustees of BB&T Funds, is made as of [          ], 2006 between BB&T
Funds, on behalf of BB&T Large Cap Growth Fund and BB&T Large Cap Fund, and BB&T Asset Management, Inc (the "Plan"). The capitalized terms used herein shall have the meaning ascribed to them in this Plan.

     1. Overview of Plan of Reorganization

     (a) The BB&T Large Cap Growth Fund ("Large Cap Growth Fund") will sell, assign, convey, transfer and deliver to BB&T Large Cap Fund ("Large Cap Fund"), and Large Cap Fund will acquire, on the Exchange Date, all of the properties and assets existing at the Valuation Time in Large Cap Growth Fund, subject to liabilities.

     In consideration therefor, Large Cap Fund shall, on the Exchange Date, assume all of the liabilities of Large Cap Growth Fund existing at the Valuation Time and transfer to Large Cap Growth Fund a number of full and fractional units of beneficial interest ("Shares") (such Shares being Institutional, Class A, Class B or Class C Shares) of Large Cap Fund having an aggregate net asset value equal to the value of the assets of Large Cap Growth Fund transferred to Large Cap Fund on such date less the value of all of the liabilities of Large Cap Growth Fund assumed by Large Cap Fund on that date. It is intended that the reorganization described in this Plan shall be a tax-free reorganization under
Section 368 of the Internal Revenue Code of 1986, as amended (the "Code").

     (b) Upon consummation of the transaction described in paragraph 1(a) of this Plan, Large Cap Growth Fund in complete liquidation shall distribute to its respective shareholders of record as of the Exchange Date the Large Cap Fund Shares received by it, each shareholder being entitled to receive that number of such Large Cap Fund Shares equal to the total of (i) the proportion which the number of Shares of Large Cap Growth Fund held by such shareholder bears to the number of such Shares of Large Cap Growth Fund outstanding on such date multiplied by (ii) the total number of Large Cap Fund Shares received by the Large Cap Growth Fund, as of the Exchange Date. Large Cap Growth Fund shareholders of record holding Institutional, Class A, Class B or Class C Shares will receive Institutional, Class A, Class B or Class C Shares, respectively, of Large Cap Fund.

     2. Representations and Warranties of BB&T Funds. Each of the BB&T Funds, Large Cap Fund and Large Cap Growth Fund warrant to and agree that:

          (a) BB&T Funds is a business trust duly established and validly existing under the laws of The Commonwealth of Massachusetts and has power to carry on its business as it is now being conducted and to carry out this Plan. Each of BB&T Funds, Large Cap Growth Fund and Large Cap Fund is not required to qualify as a foreign association in any jurisdiction. Each of BB&T Funds, Large Cap Growth Fund and Large Cap Fund has all necessary federal, state and local authorizations to own all of its properties and assets and to carry on business as now being conducted and to fulfill the terms of this Plan, except as set forth in Section 2(i).

          (b) BB&T Funds is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company, and such registration has not been revoked or rescinded and is in full force and effect.

          (c) The statements of assets and liabilities, statements of operations, statements of changes in net assets and schedules of investments (indicating their market values) for each of Large Cap Growth Fund and Large Cap Fund for the year ended September 30, 2006, fairly present the financial position of each of Large Cap Growth Fund and Large Cap Fund as of such date, and said statements of operations and changes in net assets and financial highlights fairly reflect the results of operations, changes in net assets and financial highlights for the periods covered thereby in conformity with generally accepted accounting principles.

          (d) The prospectuses of each of Large Cap Growth Fund and Large Cap Fund dated February 1, 2006, as amended, as filed with the Securities and Exchange Commission (the "Commission") (the "Prospectuses") and the Statement of Additional Information for BB&T Funds, dated February 1, 2006, as amended (the "Statement of Additional Information"), as filed with the Commission, did not as of such date, and will not as of the Exchange Date, contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.

          (e) There are no material legal, administrative or other proceedings pending or, to the knowledge of BB&T Funds, Large Cap Growth Fund or Large Cap Fund, overtly threatened against BB&T Funds, Large Cap Growth Fund or Large Cap Fund, which assert liability on the part of BB&T Funds, Large Cap Growth Fund or Large Cap Fund.

          (f) There are no material contracts outstanding to which BB&T Funds, Large Cap Growth Fund or Large Cap Fund is a party, other than as disclosed in BB&T's Prospectuses and Statement of Additional Information or in the Registration Statement.

          (g) Large Cap Growth Fund has no known liabilities of a material nature, contingent or otherwise, other than those shown on its statement of assets and liabilities as of September 30, 2006, referred to above and those incurred in the ordinary course of the business of BB&T Funds as an investment company or Large Cap Growth Fund since such date. Prior to the Exchange Date, Large Cap Growth Fund will advise Large Cap Fund of all known material liabilities, contingent or otherwise, incurred by it subsequent to September 30, 2006, whether or not incurred in the ordinary course of business.

          (h) As of the Exchange Date, BB&T Funds and each of Large Cap Growth Fund and Large Cap Fund will have filed all federal and other tax returns which, to the knowledge of BB&T Funds' officers, have been required to be filed by Large Cap Growth Fund or Large Cap Fund, respectively, and will have paid or will pay all federal and other taxes shown to be due on such returns or on any assessments received by Large Cap Growth Fund or Large Cap Fund, respectively. As of the Exchange Date, to such officers' knowledge, each of Large Cap Growth Fund and Large Cap Fund (i) will have adequately provided for all tax liabilities on its books, (ii) will not have had any tax deficiency or liability asserted against it, or question with respect thereto raised, and (iii) will not be under audit by the Internal Revenue Service or by any state or local tax authority for taxes in excess of those already paid.

          (i) As used in this Plan, the term "Investments" shall mean the Large Cap Growth Fund's investments shown on the schedule of its portfolio investments as of September 30, 2006, referred to in Section 2(c) hereof, as supplemented with such changes as BB&T Funds or the Large Cap Growth Fund shall make after September 30, 2006, which changes shall be disclosed to BB&T Funds and the Large Cap Fund, and changes resulting from stock dividends, stock split-ups, mergers and similar corporate actions.

          (j) Each of Large Cap Growth Fund and Large Cap Fund has elected to qualify and has qualified as, and has met the requirements of subchapter M of the Code for treatment as a "regulated investment company" within the meaning of Section 851 of the Code in respect of each taxable year since the commencement of operations, and will continue to so qualify and meet such requirements at all times through the Exchange Date. Neither Large Cap Growth Fund nor Large Cap Fund has at any time since its inception been liable (nor is now liable) for any material income or excise tax pursuant to Section 852 or 4982 of the Code. Each of Large Cap Growth Fund and Large Cap Fund is in compliance in all material respects with applicable regulations of the Internal Revenue Service pertaining to the reporting of dividends and other distributions on and redemptions of its capital stock and to withholding in respect of dividends and other distributions to shareholders, and is not liable for any material penalties which could be imposed thereunder.

          (k) No consent, approval, authorization or order of any governmental authority is required for the consummation by BB&T Funds, Large Cap Growth Fund or Large Cap Fund of the transaction contemplated by this Plan, except such as may be required under the 1933 Act, the 1934 Act, the 1940 Act, state securities or Blue Sky laws or the Hart-Scott-Rodino Antitrust Improvements Act of 1976.

          (l) As of both the Valuation Time and the Exchange Date and otherwise as described in Section 2(i), BB&T Funds on behalf of Large Cap Fund will have full right, power and authority to purchase the Investments and any other assets and assume the liabilities of Large Cap Growth Fund to be transferred to Large Cap Fund pursuant to this Plan.

          (m) The Registration Statement, the Prospectuses and the Proxy Statement, on the effective date of the Registration Statement and insofar as they relate to BB&T Funds, Large Cap Growth Fund and Large Cap Fund: (i) will comply in all material respects with the provisions of the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations thereunder and
     (ii) will not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances in which they were made, not misleading; and at the time of the shareholders' meeting referred to in Section 8(a) and at the Exchange Date, the Prospectuses, as amended or supplemented by any amendments or supplements filed with the Commission by BB&T Funds, Large Cap Growth Fund or Large Cap Fund, will not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances in which they were made, not misleading; provided, however, that none of the representations and warranties in this subsection shall apply to statements in or omissions from the Registration Statement, the Prospectuses or the Proxy Statement made in reliance upon and in conformity with information furnished by Large Cap Growth Fund or Large Cap Fund for use in the Registration Statement, the Prospectuses or the Proxy Statement.

          (n) Large Cap Fund Shares to be issued to each of Large Cap Growth Fund have been duly authorized and, when issued and delivered pursuant to this Plan and the Prospectuses, will be legally and validly issued and will be fully paid and nonassessable by BB&T Funds and no shareholder of BB&T Funds will have any preemptive right of subscription or purchase in respect thereof.

          (o) The issuance of Large Cap Fund Shares pursuant to this Plan will be in compliance with all applicable federal and state securities laws.

     3. Reorganization. (a) Subject to the requisite approval of the shareholders of Large Cap Growth Fund (in respect of the Large Cap Growth Fund Reorganization, as hereafter defined) and to the other terms and conditions contained herein (including Large Cap Growth Fund's obligation described in Section 9(j) hereof to distribute to its respective shareholders all of its undistributed investment company taxable income (as defined in Section 852 of the Code), if any, and net capital gain (as defined in Section 1222 of the
Code)), Large Cap Growth Fund will agree to sell, assign, convey, transfer and deliver to Large Cap Fund, and Large Cap Fund will agree to acquire from Large Cap Growth Fund, on the Exchange Date all of the Investments and all of the cash and other assets of Large Cap Growth Fund, subject to liabilities, in exchange for that number of Shares of Large Cap Fund provided for in Section 4 and the assumption by Large Cap Fund of all of the liabilities of Large Cap Growth Fund. Pursuant to this Plan, Large Cap Growth Fund will, as soon as practicable after the Exchange Date, distribute in liquidation all of the Large Cap Fund Shares received by it to its shareholders in exchange for their respective Shares of Large Cap Growth Fund.

     (b) BB&T Funds, on behalf of Large Cap Growth Fund, will pay or cause to be paid to Large Cap Fund any interest and cash dividends received by it on or after the Exchange Date with respect to the Investments transferred to Large Cap Fund hereunder. BB&T Funds, on behalf of Large Cap Growth Fund, will transfer to Large Cap Fund any rights, stock dividends, or other securities received by Large Cap Growth Fund after the Exchange Date as stock dividends or other distributions on or with respect to the Investments transferred, which rights, stock dividends, and other securities shall be deemed included in the assets transferred to Large Cap Fund at the Exchange Date and shall not be separately valued, in which case any such distribution that remains unpaid as of the Exchange Date shall be included in the determination of the value of the assets of Large Cap Growth Fund acquired by Large Cap Fund.

     4. Exchange Date; Valuation Time. On the Exchange Date, Large Cap Fund will deliver to Large Cap Growth Fund a number of Large Cap Fund Shares having an aggregate net asset value equal to the value of the assets attributable to each corresponding class of Shares of Large Cap Growth Fund acquired by Large Cap Fund, less the value of the liabilities of Large Cap Growth Fund assumed, determined as hereafter provided in this Section 4.

     (a) Subject to Section 4(d) hereof, the value of Large Cap Growth Fund's net assets will be computed as of the Valuation Time using the valuation procedures for Large Cap Fund set forth in the BB&T Prospectuses and BB&T Statement of Additional Information. In no event shall the same security held by the Large Cap Growth Fund and BB&T Funds be valued at different prices.

     (b) Subject to Section 4(d) hereof, the net asset value of a Share of Large Cap Fund will be determined to the nearest full cent as of the Valuation Time, using the valuation procedures set forth in the BB&T Prospectuses for Large Cap Fund.

     (c) Subject to Section 4(d), the Valuation Time shall be 4:00 p.m. Eastern Standard time on January 26, 2007, or such earlier or later days as may be established by the proper officers of BB&T Funds (the "Valuation Time").

     (d) No formula will be used to adjust the net asset value of Large Cap Growth Fund or Large Cap Fund to take into account differences in realized and unrealized gains and losses.

     (e) Large Cap Fund shall issue its Shares to Large Cap Growth Fund on one share deposit receipt registered in the name of Large Cap Growth Fund. Large Cap Growth Fund shall distribute in liquidation the Large Cap Fund Shares received by it hereunder pro rata to its shareholders by redelivering such share deposit receipt to BB&T Funds' transfer agent which will as soon as practicable set up open accounts for each Large Cap Growth Fund shareholder, in accordance with written instructions furnished by Large Cap Growth Fund.

     (f) Large Cap Fund shall assume all liabilities of Large Cap Growth Fund, whether accrued or contingent, in connection with the acquisition of assets and subsequent dissolution of Large Cap Growth Fund or otherwise, except that recourse for assumed liabilities relating to Large Cap Growth Fund will be limited to Large Cap Fund.

     5. Expenses, Fees, etc. (a) All fees and expenses incurred by Large Cap Growth Fund, Large Cap Fund and/or BB&T Asset Management, Inc. (the investment adviser of both Large Cap Growth Fund and Large Cap Fund) directly in connection with the consummation the transaction contemplated by this Plan will be borne by BB&T Asset Management, Inc., including the costs of proxy materials, proxy solicitations and legal expenses. All such fees and expenses incurred and so borne by BB&T Asset Management, Inc. will be solely and directly related to the transaction contemplated by this Plan and will be paid directly by BB&T Asset Management, Inc. to the relevant providers of services or other payees, in accordance with the principles set forth in Revenue Ruling 73-54, 1973-1 C.B.
187. Fees and expenses not incurred directly in connection with the consummation of the transaction contemplated by this Plan will be paid by the party directly incurring such expenses. Notwithstanding any of the foregoing, fees and expenses shall in any event be paid by the party directly incurring such fees and expenses if and to the extent that the payment by BB&T Asset Management, Inc. of such fees and expenses would result in the disqualification of such party as a regulated investment company within the meaning of Section 851 of the Code. Large Cap Growth Fund shareholders will pay their respective expenses, if any, incurred in connection with the transaction contemplated by this Plan. Neither BB&T Asset Management, Inc. nor Large Cap Growth Fund nor Large Cap Fund will pay Large Cap Growth Fund shareholders' expenses.

     (b) Notwithstanding any other provisions of this Plan, if for any reason the transaction contemplated by this Plan is not consummated, no party shall be liable to the other party for any damages resulting therefrom, including without limitation consequential damages.

     6. Permitted Assets.   BB&T Funds and Large Cap Growth Fund will agree to
review the assets of Large Cap Growth Fund to ensure that at any time prior to the Exchange Date the assets of Large Cap Growth Fund do not include any assets that Large Cap Fund is not permitted, or reasonably believes to be unsuitable for it, to acquire, including without limitation any security that, prior to its acquisition by Large Cap Growth Fund, is unsuitable for Large Cap Fund to acquire.

     7. Exchange Date.   Delivery of the assets of Large Cap Growth Fund to be
transferred, assumption of the liabilities of Large Cap Growth Fund to be assumed, and the delivery of Large Cap Fund Shares to be issued shall be made at the offices of BB&T Funds, 3435 Stelzer Road, Columbus, OH 43219, at 9:00 a.m. Eastern standard time on January 29, 2007, or at such other times and dates established by the proper officers of BB&T Funds, the date and time upon which such delivery is to take place being referred to herein as the "Exchange Date."

     8. Special Meeting of Shareholders; Dissolution. (a) Large Cap Growth Fund will agree to call a special meeting of the shareholders as soon as is practicable after the effective date of the Registration Statement for the purpose of considering the sale of all of the assets of Large Cap Growth Fund to and the assumption of all of the liabilities of Large Cap Growth Fund by Large Cap Fund as herein provided, and approving this Plan, and it shall be a condition to the obligations of each of the parties hereto that the holders of the Shares of Large Cap Growth Fund shall have approved this Plan and the transaction contemplated herein in the manner required by law and BB&T Funds' Declaration of Trust and Bylaws at such a meeting on or before the Valuation Time.

     9. Conditions to Be Met Regarding the Transaction.   The consummation by
the Large Cap Growth Fund and Large Cap Fund of the reorganization of the Large Cap Growth Fund with and into the Large Cap Fund ("Large Cap Growth Fund Reorganization") shall be subject to the following conditions:

          (a) This Plan shall have been adopted and the transaction contemplated hereby, shall have been approved by the shareholders of Large Cap Growth Fund in the manner required by law.

          (b) Large Cap Growth Fund shall have furnished to Large Cap Fund a statement of each of Large Cap Growth Fund's assets and liabilities, with values determined as provided in Section 3 of this Plan, together with a list of Investments with their respective tax costs, all as of the Valuation Time, certified on Large Cap Growth Fund's behalf by its President (or any Vice President) and Treasurer, and a certificate of both such officers, dated the Exchange Date, to the effect that as of the Valuation Time and as of the Exchange Date there has been no material adverse change in the financial position of Large Cap Growth Fund since September 30, 2006, other than changes in the Investments since that date or changes in the market value of the Investments, or changes due to net redemptions of Shares of Large Cap Growth Fund, dividends paid or losses from operations.

          (c) As of the Valuation Time and as of the Exchange Date, all representations and warranties of BB&T Funds, Large Cap Fund and Large Cap Growth Fund made in Section 2 of this Plan are true and correct in all material respects as if made at and as of such dates, Large Cap Growth Fund has complied with all requirements of this Plan to be performed or satisfied at or prior to each of such dates, and Large Cap Growth Fund shall have furnished to Large Cap Fund a statement, dated the Exchange Date, signed by BB&T Funds' President (or any Vice President) and Treasurer certifying those facts as of such dates.

          (d) There shall not be any material litigation pending with respect to the matters contemplated by this Plan.

          (e) BB&T Funds shall have received an opinion of Ropes & Gray LLP dated the Exchange Date to the effect that: (i) BB&T Funds is a business trust duly established and validly existing under the laws of the Commonwealth of Massachusetts, and neither BB&T Funds, Large Cap Growth Fund nor Large Cap Fund is, to the knowledge of such counsel, required to qualify to do business as a foreign association in any jurisdiction; (ii) BB&T Funds and Large Cap Growth Fund have power to sell, assign, convey, transfer and deliver the Investments and other assets contemplated hereby and, upon consummation of the transaction contemplated hereby in accordance with the terms of this Plan, BB&T Funds and Large Cap Growth Fund will have duly sold, assigned, conveyed, transferred and delivered such Investments and other assets to Large Cap Fund; (iii) the adoption of this Plan did not, and the consummation of the transaction contemplated hereby will not, violate BB&T Funds' Declaration of Trust or Bylaws, as amended, or any provision of any agreement known to such counsel to which BB&T Funds is a party or by which it is bound; (iv) no consent, approval, authorization or order of any court or governmental authority is required for the consummation by BB&T Funds of the transaction contemplated hereby, except such as have been obtained under the Securities Act of 1933 (the "1933 Act"), the Securities Exchange Act of 1934 ("the 1934 Act") and the 1940 Act; (v) this Plan has been duly authorized by BB&T Funds and is a valid and binding obligation of BB&T Funds; and (vi) the Shares of Large Cap Fund to be delivered to Large Cap Growth Fund as provided for by this Plan are duly authorized and upon such delivery will be validly issued and will be fully paid and nonassessable by BB&T Funds and no shareholder of BB&T Funds has any preemptive right to subscription or purchase in respect thereof.

          (f) With respect to the Large Cap Growth Fund Reorganization, BB&T Funds, on behalf of Large Cap Growth Fund and Large Cap Fund shall have received an opinion of Ropes & Gray LLP addressed to Large Cap Growth Fund and Large Cap Fund and dated the Exchange Date (which opinion will be based upon certain factual representations and subject to certain qualifications) to the effect that, on the basis of the existing provisions of the Code, Treasury Regulations, current administrative rules and court decisions, generally for federal income tax purposes, except as noted below: (i) the transaction contemplated by this Plan will constitute a reorganization within the meaning of Section 368(a) of the Code, and Large Cap Fund and Large Cap Growth Fund will each be a "party to a reorganization" within the meaning of Section 368(b) of the Code; (ii) no gain or loss will be recognized by Large Cap Fund upon the receipt of the assets of Large Cap Growth Fund in exchange for Large Cap Fund Shares and the assumption by Large Cap Fund of the liabilities of Large Cap Growth Fund; (iii) the basis in the hands of Large Cap Fund of the assets of Large Cap Growth Fund transferred to Large Cap Fund in the transaction contemplated by this Plan will be the same as the basis of such assets in the hands of Large Cap Growth Fund immediately prior to the transfer; (iv) the holding periods of the assets of Large Cap Growth Fund in the hands of Large Cap Fund will include the periods during which such assets were held by Large Cap Growth Fund; (v) no gain or loss will be recognized by Large Cap Growth Fund upon the transfer of Large Cap Growth Fund's assets to Large Cap Fund in exchange for Large Cap Fund Shares and the assumption by Large Cap Fund of the liabilities of Large Cap Growth Fund, or upon the distribution of Large Cap Fund Shares by Large Cap Growth Fund to its shareholders in liquidation; (vi) no gain or loss will be recognized by Large Cap Growth Fund shareholders upon the exchange of their Large Cap Growth Fund Shares for Large Cap Fund Shares; (vii) the aggregate basis of Large Cap Fund Shares a Large Cap Growth Fund shareholder receives in connection with the transaction contemplated by this Plan will be the same as the aggregate basis of his or her Large Cap Growth Fund exchanged therefor; (viii) a Large Cap Growth Fund shareholder's holding period for his or her Large Cap Fund Shares will be determined by including the period for which he or she held the Large Cap Growth Fund Shares exchanged therefor, provided that he or she held such Large Cap Growth Fund Shares as capital assets; and (ix) Large Cap Fund will succeed to, and take into account the items of Large Cap Growth Fund described in Section 381(c) of the Code, subject to the conditions and limitations specified in Sections 381, 382, 383 and 384 of the Code and the Treasury regulations thereunder. The opinion will express no view with respect to the effect of the reorganization on any transferred asset as to which any unrealized gain or loss is required to be recognized at the end of a taxable year (or on the termination or transfer thereof) under federal income tax principles.

          (g) The assets of Large Cap Growth Fund to be acquired by Large Cap Fund will include no assets which Large Cap Fund, by reason of limitations contained in its Declaration of Trust or of investment restrictions disclosed in BB&T Prospectuses and SAI in effect on the Exchange Date, may not properly acquire. BB&T Funds shall not change BB&T Funds' Declaration of Trust and BB&T Prospectuses so as to restrict permitted investments for Large Cap Fund except as required by the Commission or any state regulatory authority.

          (h) The Registration Statement shall have become effective under the 1933 Act and applicable Blue Sky provisions, and no stop order suspending such effectiveness shall have been instituted or, to the knowledge of BB&T Funds, contemplated by the Commission and or any state regulatory authority.

          (i) BB&T Funds shall have received from the Commission such order or orders as Ropes & Gray LLP deems reasonably necessary or desirable under the 1933 Act, the 1934 Act, the 1940 Act in connection with the transaction contemplated hereby, and that all such orders shall be in full force and effect.

          (j) Prior to the Exchange Date, the Large Cap Growth Fund shall have declared a dividend or dividends which, together with all previous such dividends, shall have the effect of distributing to its shareholders (a) all of the excess of (x) its investment income excludable from gross income under Section 103 of the Code over (y) its deductions disallowed under
     Section 265 and 171 of the Code, (b) all of its investment company taxable income (in each case computed without regard to any deduction for dividends paid), and (c) all of its net capital gain realized (after reduction for any capital loss carryover), in each case for both the current taxable year (which will end on the Exchange Date) and the immediately preceding taxable year.

          (k) With respect to the Large Cap Growth Fund Reorganization, Large Cap Growth Fund shall have furnished to Large Cap Fund a certificate, signed by the President (or any Vice President) and the Treasurer of

     BB&T Funds, as to the tax cost to Large Cap Growth Fund of the securities delivered to Large Cap Fund pursuant to this Plan, together with any such other evidence as to such tax cost as Large Cap Fund may reasonably request.

          (l) BB&T Funds shall have received from the custodian of BB&T Funds a certificate identifying all of the assets of Large Cap Growth Fund held by such custodian as of the Valuation Time.

          (m) The transfer agent of BB&T Funds shall have provided to BB&T Funds
     (i) a record specifying the number of Shares of Large Cap Growth Fund outstanding as of the Valuation Time and (iii) a record specifying the name and address of each holder of record of any such Shares of Large Cap Growth Fund and the number of Large Cap Growth Fund Shares held of record by each such shareholder as of the Valuation Time. Large Cap Growth Fund's transfer agent shall also have provided BB&T Funds with a certificate confirming that the acts specified in the preceding sentence have been taken and that the information so supplied is complete and accurate to the best knowledge of the transfer agent.

          (n) BB&T Funds, on behalf of Large Cap Fund, shall have executed and delivered an Assumption of Liabilities dated as of the Exchange Date pursuant to which Large Cap Fund will assume all of the liabilities of Large Cap Growth Fund existing at the Valuation Time in connection with the transaction contemplated by this Plan, other than liabilities pursuant to this Plan.

          (o) BB&T Funds, on behalf of Large Cap Growth Fund, shall have executed and delivered an instrument of transfer ("Transfer Document") and any other certificates or documents BB&T Funds may deem necessary or desirable to transfer Large Cap Growth Fund's entire right, title and interest in and to the Investments and all other assets of Large Cap Growth Fund.

     10. No Broker, etc. There is no person who has dealt with BB&T Funds, Large Cap Growth Fund or Large Cap Fund who by reason of such dealings is entitled to any broker's or finder's or other similar fee or commission arising out of the transaction contemplated by this Plan.

     11. Termination.   BB&T Funds may, by consent of its Trustees, terminate
this Plan, and BB&T Funds, after consultation with counsel, may modify this Plan in any manner deemed necessary or desirable.

     12. Covenants, etc. Deemed Material.   All covenants, agreements,
representations and warranties made under this Plan and any certificates delivered pursuant to this Plan shall be deemed to have been material and relied upon by each of the parties, notwithstanding any investigation made by them or on their behalf.

     13. Sole Plan; Amendments. This Plan supersedes all previous correspondence and oral communications between the parties regarding the subject matter hereof, constitutes the only understanding with respect to such subject matter, may be changed only by duly adopted resolution of the Board of Trustees of BB&T Funds, and shall be construed in accordance with and governed by the laws of The Commonwealth of Massachusetts.

     14. Rule 145. Pursuant to Rule 145 under the 1933 Act, BB&T Funds will, in connection with the issuance of any Shares of the Large Cap Fund to any person who at the time of the transaction contemplated hereby is deemed to be an affiliate of a party to the transaction pursuant to Rule 145(c), cause to be affixed upon the certificates issued to such person (if any) a legend as follows:

          THESE SHARES HAVE NOT BEEN REGISTERED UNDER THE SECURITIES ACT OF 1933, AS AMENDED, AND MAY NOT BE SOLD OR OTHERWISE TRANSFERRED EXCEPT TO BB&T FUNDS OR ITS PRINCIPAL UNDERWRITER UNLESS (i) A REGISTRATION STATEMENT WITH RESPECT THERETO IS EFFECTIVE UNDER THE SECURITIES ACT OF 1933, AS AMENDED, OR (ii) IN THE OPINION OF COUNSEL REASONABLY SATISFACTORY TO BB&T FUNDS SUCH REGISTRATION IS NOT REQUIRED.

     15. BB&T Funds' Declaration of Trust. BB&T Funds is a business trust organized under Massachusetts law and under a Declaration of Trust, to which reference is hereby made and a copy of which is on file at the office of the Secretary of The Commonwealth of Massachusetts and elsewhere as required by law, and to any and all amendments thereto so filed or hereafter filed. The obligations of "BB&T Funds" entered into in the name or on behalf thereof by any of the Trustees, officers, employees or agents are made not individually, but in such capacities, and are not binding upon any of the Trustees, officers, employees, agents or shareholders of BB&T Funds personally, but bind only the assets of BB&T Funds and all persons dealing with any series or funds of BB&T Funds, such as Large Cap Fund, must look solely to the assets of BB&T Funds belonging to such series or funds for the enforcement of any claims against BB&T Funds.

                                        BB&T FUNDS,
                                        on behalf of BB&T Large Cap Fund and
                                        BB&T Large Cap Growth Fund

                                        By: ------------------------------------
                                            Name:
                                            Title:

                                        BB&T ASSET MANAGEMENT, INC.,
                                        with respect to Section 5 only

                                        By: ------------------------------------
                                            Name:
                                            Title:

                                                                      APPENDIX B

                          BB&T VARIABLE INSURANCE FUNDS

                          BB&T LARGE CAP GROWTH VIF AND
                               BB&T LARGE CAP VIF

                      AGREEMENT AND PLAN OF REORGANIZATION

     This Agreement and Plan of Reorganization, having been approved by the
Board of Trustees of BB&T Variable Insurance Funds, is made as of [          ],
2006 between BB&T Variable Insurance Funds, on behalf of BB&T Large Cap Growth VIF and BB&T Large Cap VIF, and BB&T Asset Management, Inc. (the "Plan"). The capitalized terms used herein shall have the meaning ascribed to them in this Plan.

     1. Overview of Plan of Reorganization

     (a) The BB&T Large Cap Growth VIF ("Large Cap Growth VIF") will sell, assign, convey, transfer and deliver to BB&T Large Cap VIF ("Large Cap VIF"), and Large Cap VIF will acquire, on the Exchange Date, all of the properties and assets existing at the Valuation Time in Large Cap Growth VIF, subject to liabilities.

     In consideration therefor, Large Cap VIF shall, on the Exchange Date, assume all of the liabilities of Large Cap Growth VIF existing at the Valuation Time and transfer to Large Cap Growth VIF a number of full and fractional units of beneficial interest ("Shares") of Large Cap VIF having an aggregate net asset value equal to the value of the assets of Large Cap Growth VIF transferred to Large Cap VIF on such date less the value of all of the liabilities of Large Cap Growth VIF assumed by Large Cap VIF on that date. It is intended that the reorganization described in this Plan shall be a tax-free reorganization under
Section 368 of the Internal Revenue Code of 1986, as amended (the "Code").

     (b) Upon consummation of the transaction described in paragraph 1(a) of this Plan, Large Cap Growth VIF in complete liquidation shall distribute to its respective shareholders of record as of the Exchange Date the Large Cap VIF Shares received by it, each shareholder being entitled to receive that number of such Large Cap VIF Shares equal to the total of (i) the proportion which the number of Shares of Large Cap Growth VIF held by such shareholder bears to the number of such Shares of Large Cap Growth VIF outstanding on such date multiplied by (ii) the total number of Large Cap VIF Shares received by the Large Cap Growth VIF, as of the Exchange Date. Large Cap Growth VIF shareholders of record will receive Shares of Large Cap VIF.

     2. Representations and Warranties of BB&T Variable Insurance Funds. Each of BB&T Variable Insurance Funds, Large Cap VIF and Large Cap Growth VIF warrant to and agree that:

          (a) BB&T Variable Insurance Funds is a business trust duly established and validly existing under the laws of The Commonwealth of Massachusetts and has power to carry on its business as it is now being conducted and to carry out this Plan. Each of BB&T Variable Insurance Funds, Large Cap Growth VIF and Large Cap VIF is not required to qualify as a foreign association in any jurisdiction. Each of BB&T Variable Insurance Funds, Large Cap Growth VIF and Large Cap VIF has all necessary federal, state and local authorizations to own all of its properties and assets and to carry on business as now being conducted and to fulfill the terms of this Plan, except as set forth in Section 2(i).

          (b) BB&T Variable Insurance Funds is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company, and such registration has not been revoked or rescinded and is in full force and effect.

          (c) The statements of assets and liabilities, statements of operations, statements of changes in net assets and schedules of investments (indicating their market values) for each of Large Cap Growth VIF and Large Cap VIF for the year ended December 31, 2005 and six-month period ended June 30, 2006, fairly present the financial position of each of Large Cap Growth VIF and Large Cap VIF as of such date, and said statements of operations and changes in net assets and financial highlights fairly reflect the results of operations, changes in net assets and financial highlights for the periods covered thereby in conformity with generally accepted accounting principles.

          (d) The prospectuses of each of Large Cap Growth VIF and Large Cap VIF dated May 1, 2006, as amended, as filed with the Securities and Exchange Commission (the "Commission") (the "Prospectuses") and the Statement of Additional Information for BB&T Variable Insurance Funds, dated May 1, 2006, as amended (the "Statement of Additional Information"), as filed with the Commission, did not as of such date, and will not as of the Exchange Date, contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.

          (e) There are no material legal, administrative or other proceedings pending or, to the knowledge of BB&T Variable Insurance Funds, Large Cap Growth VIF or Large Cap VIF, overtly threatened against BB&T Variable Insurance Funds, Large Cap Growth VIF or Large Cap VIF, which assert liability on the part of BB&T Variable Insurance Funds, Large Cap Growth VIF or Large Cap VIF.

          (f) There are no material contracts outstanding to which BB&T Variable Insurance Funds, Large Cap Growth VIF or Large Cap VIF is a party, other than as disclosed in BB&T's Prospectuses and Statement of Additional Information or in the Registration Statement.

          (g) Large Cap Growth VIF has no known liabilities of a material nature, contingent or otherwise, other than those shown on its statement of assets and liabilities as of June 30, 2006, referred to above and those incurred in the ordinary course of the business of BB&T Variable Insurance Funds as an investment company or Large Cap Growth VIF since such date. Prior to the Exchange Date, Large Cap Growth VIF will advise Large Cap VIF of all known material liabilities, contingent or otherwise, incurred by it subsequent to June 30, 2006, whether or not incurred in the ordinary course of business.

          (h) As of the Exchange Date, BB&T Variable Insurance Funds and each of Large Cap Growth VIF and Large Cap VIF will have filed all federal and other tax returns which, to the knowledge of BB&T Variable Insurance Funds' officers, have been required to be filed by Large Cap Growth VIF or Large Cap VIF, respectively, and will have paid or will pay all federal and other taxes shown to be due on such returns or on any assessments received by Large Cap Growth VIF or Large Cap VIF, respectively. As of the Exchange Date, to such officers' knowledge, each of Large Cap Growth VIF and Large Cap VIF (i) will have adequately provided for all tax liabilities on its books, (ii) will not have had any tax deficiency or liability asserted against it, or question with respect thereto raised, and (iii) will not be under audit by the Internal Revenue Service or by any state or local tax authority for taxes in excess of those already paid.

          (i) As used in this Plan, the term "Investments" shall mean the Large Cap Growth VIF's investments shown on the schedule of its portfolio investments as of June 30, 2006, referred to in Section 2(c) hereof, as supplemented with such changes as BB&T Variable Insurance Funds or the Large Cap Growth VIF shall make after June 30, 2006, which changes shall be disclosed to BB&T Variable Insurance Funds and the Large Cap VIF, and changes resulting from stock dividends, stock split-ups, mergers and similar corporate actions.

          (j) Each of Large Cap Growth VIF and Large Cap VIF has elected to qualify and has qualified as, and has met the requirements of subchapter M of the Code for treatment as, a "regulated investment company" within the meaning of Section 851 of the Code in respect of each taxable year since the commencement of operations, and will continue to meet such requirements at all times through the Exchange Date. Neither Large Cap Growth VIF nor Large Cap VIF has at any time since its inception been liable (nor is now liable) for any material income or excise tax pursuant to Section 852 or 4982 of the Code. Each of Large Cap Growth VIF and Large Cap VIF is in compliance in all material respects with applicable regulations of the Internal Revenue Service pertaining to the reporting of dividends and other distributions on and redemptions of its capital stock and to withholding in respect of dividends and other distributions to shareholders, and is not liable for any material penalties which could be imposed thereunder.

          (k) For all taxable years and all applicable quarters of Large Cap Growth VIF from the date of its inception, the assets of Large Cap Growth VIF have been sufficiently diversified that each segregated asset account investing all its assets in Large Cap Growth VIF was adequately diversified within the meaning of Section 817(h) of the Code and applicable regulations thereunder. For all taxable years and all applicable quarters of Large Cap VIF from the date of its inception, the assets of Large Cap VIF have been sufficiently diversified that each segregated asset account investing all its assets in Large Cap VIF was adequately diversified within the meaning of Section 817(h) of the Code and applicable regulations thereunder.

          (l) No consent, approval, authorization or order of any governmental authority is required for the consummation by BB&T Variable Insurance Funds, Large Cap Growth VIF or Large Cap VIF of the transaction contemplated by this Plan, except such as may be required under the 1933 Act, the 1934 Act, the 1940 Act, state securities or Blue Sky laws or the Hart-Scott-Rodino Antitrust Improvements Act of 1976.

          (m) As of both the Valuation Time and the Exchange Date and otherwise as described in Section 2(i), BB&T Variable Insurance Funds on behalf of Large Cap VIF will have full right, power and authority to purchase the Investments and any other assets and assume the liabilities of Large Cap Growth VIF to be transferred to Large Cap VIF pursuant to this Plan.

          (n) The Registration Statement, the Prospectuses and the Proxy Statement, on the effective date of the Registration Statement and insofar as they relate to BB&T Variable Insurance Funds, Large Cap Growth VIF and Large Cap VIF: (i) will comply in all material respects with the provisions of the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations thereunder and (ii) will not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances in which they were made, not misleading; and at the time of the shareholders' meeting referred to in Section 8(a) and at the Exchange Date, the Prospectuses, as amended or supplemented by any amendments or supplements filed with the Commission by BB&T Variable Insurance Funds, Large Cap Growth VIF or Large Cap VIF, will not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances in which they were made, not misleading; provided, however, that none of the representations and warranties in this subsection shall apply to statements in or omissions from the Registration Statement, the Prospectuses or the Proxy Statement made in reliance upon and in conformity with information furnished by Large Cap Growth VIF or Large Cap VIF for use in the Registration Statement, the Prospectuses or the Proxy Statement.

          (o) Large Cap VIF Shares to be issued to each of Large Cap Growth VIF have been duly authorized and, when issued and delivered pursuant to this Plan and the Prospectuses, will be legally and validly issued and will be fully paid and nonassessable by BB&T Variable Insurance Funds and no shareholder of BB&T Variable Insurance Funds will have any preemptive right of subscription or purchase in respect thereof.

          (p) The issuance of Large Cap VIF Shares pursuant to this Plan will be in compliance with all applicable federal and state securities laws.

     3. Reorganization.   (a) Subject to the requisite approval of the
shareholders of Large Cap Growth VIF (in respect of the Large Cap Growth VIF Reorganization, as hereafter defined) and to the other terms and conditions contained herein (including Large Cap Growth VIF's obligation described in Section 9(j) hereof to distribute to its respective shareholders all of its undistributed investment company taxable income (as defined in Section 852 of the Code), if any, and net capital gain (as defined Section 1222 of the Code)), Large Cap Growth VIF will agree to sell, assign, convey, transfer and deliver to Large Cap VIF, and Large Cap VIF will agree to acquire from Large Cap Growth VIF, on the Exchange Date all of the Investments and all of the cash and other assets of Large Cap Growth VIF, subject to liabilities, in exchange for that number of Shares of Large Cap VIF provided for in Section 4 and the assumption by Large Cap VIF of all of the liabilities of Large Cap Growth VIF. Pursuant to this Plan, Large Cap Growth VIF will, as soon as practicable after the Exchange Date, distribute in liquidation all of the Large Cap VIF Shares received by it to its shareholders in exchange for their respective Shares of Large Cap Growth VIF.

     (b) BB&T Variable Insurance Funds, on behalf of Large Cap Growth VIF, will pay or cause to be paid to Large Cap VIF any interest and cash dividends received by it on or after the Exchange Date with respect to the Investments transferred to Large Cap VIF hereunder. BB&T Variable Insurance Funds, on behalf of Large Cap Growth VIF, will transfer to Large Cap VIF any rights, stock dividends, or other securities received by Large Cap Growth VIF after the Exchange Date as stock dividends or other distributions on or with respect to the Investments transferred, which rights, stock dividends, and other securities shall be deemed included in the assets transferred to Large Cap VIF at the Exchange Date and shall not be separately valued, in which case any such distribution that remains unpaid as of the Exchange Date shall be included in the determination of the value of the assets of Large Cap Growth VIF acquired by Large Cap VIF.

     4. Exchange Date; Valuation Time. On the Exchange Date, Large Cap VIF will deliver to Large Cap Growth VIF a number of Large Cap VIF Shares having an aggregate net asset value equal to the value of the assets attributable to each corresponding class of Shares of Large Cap Growth VIF acquired by Large Cap VIF, less the value of the liabilities of Large Cap Growth VIF assumed, determined as hereafter provided in this Section 4.

     (a) Subject to Section 4(d) hereof, the value of Large Cap Growth VIF's net assets will be computed as of the Valuation Time using the valuation procedures for Large Cap VIF set forth in the BB&T Prospectuses and BB&T Statement of Additional Information. In no event shall the same security held by the Large Cap Growth VIF and BB&T Variable Insurance Funds be valued at different prices.

     (b) Subject to Section 4(d) hereof, the net asset value of a Share of Large Cap VIF will be determined to the nearest full cent as of the Valuation Time, using the valuation procedures set forth in the BB&T Prospectuses for Large Cap VIF.

     (c) Subject to Section 4(d), the Valuation Time shall be 4:00 p.m. Eastern Standard time on January 26, 2007, or such earlier or later days as may be established by the proper officers of BB&T Variable Insurance Funds (the "Valuation Time").

     (d) No formula will be used to adjust the net asset value of Large Cap Growth VIF or Large Cap VIF to take into account differences in realized and unrealized gains and losses.

     (e) Large Cap VIF shall issue its Shares to Large Cap Growth VIF on one share deposit receipt registered in the name of Large Cap Growth VIF. Large Cap Growth VIF shall distribute in liquidation the Large Cap VIF Shares received by it hereunder pro rata to its shareholders by redelivering such share deposit receipt to BB&T Variable Insurance Funds' transfer agent which will as soon as practicable set up open accounts for each Large Cap Growth VIF shareholder, in accordance with written instructions furnished by Large Cap Growth VIF.

     (f) Large Cap VIF shall assume all liabilities of Large Cap Growth VIF, whether accrued or contingent, in connection with the acquisition of assets and subsequent dissolution of Large Cap Growth VIF or otherwise, except that recourse for assumed liabilities relating to Large Cap Growth VIF will be limited to Large Cap VIF.

     5. Expenses, Fees, etc. (a) All fees and expenses incurred by Large Cap Growth VIF, Large Cap VIF and/or BB&T Asset Management, Inc. (the investment adviser of both Large Cap Growth VIF and Large Cap VIF) directly in connection with the consummation of the transaction contemplated by this Plan will be borne by BB&T Asset Management, Inc., including the costs of proxy materials, proxy solicitations and legal expenses. All such fees and expenses incurred and so borne by BB&T Asset Management, Inc. will be solely and directly related to the transaction contemplated by this Plan and will be paid directly by BB&T Asset Management, Inc. to the relevant providers of services or other payees, in accordance with the principles set forth in Revenue Ruling 73-54, 1973-1 C.B.
187. Fees and expenses not incurred directly in connection with the consummation of the transaction contemplated by this Plan will be paid by the party directly incurring such expenses. Notwithstanding any of the foregoing, fees and expenses shall in any event be paid by the party directly incurring such fees and expenses if and to the extent that the payment by BB&T Asset Management, Inc. of such fees and expenses would result in the disqualification of such party as a regulated investment company within the meaning of Section 851 of the Code. Large Cap Growth VIF shareholders will pay their respective expenses, if any, incurred in connection with the transaction contemplated by this Plan. BB&T Asset Management, Inc. nor Large Cap Growth VIF nor Large Cap VIF will pay Large Cap Growth VIF shareholders' expenses.

     (b) Notwithstanding any other provisions of this Plan, if for any reason the transaction contemplated by this Plan is not consummated, no party shall be liable to the other party for any damages resulting therefrom, including without limitation consequential damages.

     6. Permitted Assets. BB&T Variable Insurance Funds and Large Cap Growth VIF will agree to review the assets of Large Cap Growth VIF to ensure that at any time prior to the Exchange Date the assets of Large Cap Growth VIF do not include any assets that Large Cap VIF is not permitted, or reasonably believes to be unsuitable for it, to acquire, including without limitation any security that, prior to its acquisition by Large Cap Growth VIF, is unsuitable for Large Cap VIF to acquire.

     7. Exchange Date. Delivery of the assets of Large Cap Growth VIF to be transferred, assumption of the liabilities of Large Cap Growth VIF to be assumed, and the delivery of Large Cap VIF Shares to be issued shall be made at the offices of BB&T Variable Insurance Funds, 3435 Stelzer Road, Columbus, OH 43219, at 9:00 a.m. Eastern standard time on January 29, 2007, or at such other times and dates established by the proper officers of BB&T Variable Insurance Funds, the date and time upon which such delivery is to take place being referred to herein as the "Exchange Date."

     8. Special Meeting of Shareholders; Dissolution. (a) Large Cap Growth VIF will agree to call a special meeting of the shareholders as soon as is practicable after the effective date of the Registration Statement for the purpose of considering the sale of all of the assets of Large Cap Growth VIF to and the assumption of all of the liabilities of Large Cap Growth VIF by Large Cap VIF as herein provided, and approving this Plan, and it shall be a condition to the obligations of each of the parties hereto that the holders of the Shares of Large Cap Growth VIF shall have approved this Plan and the transaction contemplated herein in the manner required by law and BB&T Variable Insurance Funds' Declaration of Trust and Bylaws at such a meeting on or before the Valuation Time.

     9. Conditions to Be Met Regarding the Transaction. The consummation by the Large Cap Growth VIF and Large Cap VIF of the reorganization of the Large Cap Growth VIF with and into the Large Cap VIF ("Large Cap Growth VIF
Reorganization") shall be subject to the following conditions:

          (a) This Plan shall have been adopted and the transaction contemplated hereby, shall have been approved by the shareholders of Large Cap Growth VIF in the manner required by law.

          (b) Large Cap Growth VIF shall have furnished to Large Cap VIF a statement of each of Large Cap Growth VIF's assets and liabilities, with values determined as provided in Section 3 of this Plan, together with a list of Investments with their respective tax costs, all as of the Valuation Time, certified on Large Cap Growth VIF's behalf by its President (or any Vice President) and Treasurer, and a certificate of both such officers, dated the Exchange Date, to the effect that as of the Valuation Time and as of the Exchange Date there has been no material adverse change in the financial position of Large Cap Growth VIF since June 30, 2006, other than changes in the Investments since that date or changes in the market value of the Investments, or changes due to net redemptions of Shares of Large Cap Growth VIF, dividends paid or losses from operations.

          (c) As of the Valuation Time and as of the Exchange Date, all representations and warranties of BB&T Variable Insurance Funds, Large Cap VIF and Large Cap Growth VIF made in Section 2 of this Plan are true and correct in all material respects as if made at and as of such dates, Large Cap Growth VIF has complied with all requirements of this Plan to be performed or satisfied at or prior to each of such dates, and Large Cap Growth VIF shall have furnished to Large Cap VIF a statement, dated the Exchange Date, signed by BB&T Variable Insurance Funds' President (or any Vice President) and Treasurer certifying those facts as of such dates.

          (d) There shall not be any material litigation pending with respect to the matters contemplated by this Plan.

          (e) BB&T Variable Insurance Funds shall have received an opinion of Ropes & Gray LLP dated the Exchange Date to the effect that: (i) BB&T Variable Insurance Funds is a business trust duly established and validly existing under the laws of the Commonwealth of Massachusetts, and neither BB&T Variable Insurance Funds, Large Cap Growth VIF nor Large Cap VIF is, to the knowledge of such counsel, required to qualify to do business as a foreign association in any jurisdiction; (ii) BB&T Variable Insurance Funds and Large Cap Growth VIF have power to sell, assign, convey, transfer and deliver the Investments and other assets contemplated hereby and, upon consummation of the transaction contemplated hereby in accordance with the terms of this Plan, BB&T Variable Insurance Funds and Large Cap Growth VIF will have duly sold, assigned, conveyed, transferred and delivered such Investments and other assets to Large Cap VIF; (iii) the adoption of this Plan did not, and the consummation of the transaction contemplated hereby will not, violate BB&T Variable Insurance Funds' Declaration of Trust or Bylaws, as amended, or any provision of any agreement known to such counsel to which BB&T Variable Insurance Funds is a party or by which it is bound;

     (iv) no consent, approval, authorization or order of any court or governmental authority is required for the consummation by BB&T Variable Insurance Funds of the transaction contemplated hereby, except such as have been obtained under the Securities Act of 1933 (the "1933 Act"), the Securities Exchange Act of 1934 ("the 1934 Act") and the 1940 Act; (v) this Plan has been duly authorized by BB&T Variable Insurance Funds and is a valid and binding obligation of BB&T Variable Insurance Funds; and (vi) the Shares of Large Cap VIF to be delivered to Large Cap Growth VIF as provided for by this Plan are duly authorized and upon such delivery will be validly issued and will be fully paid and nonassessable by BB&T Variable Insurance Funds and no shareholder of BB&T Variable Insurance Funds has any preemptive right to subscription or purchase in respect thereof.

          (f) With respect to the Large Cap Growth VIF Reorganization, BB&T Variable Insurance Funds, on behalf of Large Cap Growth VIF and Large Cap VIF shall have received an opinion of Ropes & Gray LLP addressed to Large Cap Growth VIF and Large Cap VIF and dated the Exchange Date (which opinion will be based upon certain factual representations and subject to certain qualifications) to the effect that, on the basis of the existing provisions of the Code, Treasury Regulations, current administrative rules and court decisions, generally for federal income tax purposes, except as noted below: (i) the transaction contemplated by this Plan will constitute a reorganization within the meaning of Section 368(a) of the Code, and Large Cap VIF and Large Cap Growth VIF will each be a "party to a reorganization" within the meaning of Section 368(b) of the Code; (ii) no gain or loss will be recognized by Large Cap VIF upon the receipt of the assets of Large Cap Growth VIF in exchange for Large Cap VIF Shares and the assumption by Large Cap VIF of the liabilities of Large Cap Growth VIF; (iii) the basis in the hands of Large Cap VIF of the assets of Large Cap Growth VIF transferred to Large Cap VIF in the transaction contemplated by this Plan will be the same as the basis of such assets in the hands of Large Cap Growth VIF immediately prior to the transfer; (iv) the holding periods of the assets of Large Cap Growth VIF in the hands of Large Cap VIF will include the periods during which such assets were held by Large Cap Growth VIF; (v) no gain or loss will be recognized by Large Cap Growth VIF upon the transfer of Large Cap Growth VIF's assets to Large Cap VIF in exchange for Large Cap VIF Shares and the assumption by Large Cap VIF of the liabilities of Large Cap Growth VIF, or upon the distribution of Large Cap VIF Shares by Large Cap Growth VIF to its shareholders in liquidation; (vi) no gain or loss will be recognized by Large Cap Growth VIF shareholders upon the exchange of their Large Cap Growth VIF Shares for Large Cap VIF Shares; (vii) the aggregate basis of Large Cap VIF Shares a Large Cap Growth VIF shareholder receives in connection with the transaction contemplated by this Plan will be the same as the aggregate basis of his or her Large Cap Growth VIF exchanged therefor; (viii) a Large Cap Growth VIF shareholder's holding period for his or her Large Cap VIF Shares will be determined by including the period for which he or she held the Large Cap Growth VIF Shares exchanged therefor, provided that he or she held such Large Cap Growth VIF Shares as capital assets; and (ix) Large Cap VIF will succeed to, and take into account the items of Large Cap Growth VIF described in Section 318(c) of the Code, subject to the conditions and limitations specified in Sections 381, 382, 383 and 384 of the Code and the Treasury regulations thereunder. The opinion will express no view with respect to the effect of the reorganization on any transferred asset as to which any unrealized gain or loss is required to be recognized at the end of a taxable year (or on the termination or transfer thereof) under federal income tax principles.

          (g) The assets of Large Cap Growth VIF to be acquired by Large Cap VIF will include no assets which Large Cap VIF, by reason of limitations contained in its Declaration of Trust or of investment restrictions disclosed in BB&T Prospectuses and SAI in effect on the Exchange Date, may not properly acquire. BB&T Variable Insurance Funds shall not change BB&T Variable Insurance Funds' Declaration of Trust and BB&T Prospectuses so as to restrict permitted investments for Large Cap VIF except as required by the Commission or any state regulatory authority.

          (h) The Registration Statement shall have become effective under the 1933 Act and applicable Blue Sky provisions, and no stop order suspending such effectiveness shall have been instituted or, to the knowledge of BB&T Variable Insurance Funds, contemplated by the Commission and or any state regulatory authority.

          (i) BB&T Variable Insurance Funds shall have received from the Commission such order or orders as Ropes & Gray LLP deems reasonably necessary or desirable under the 1933 Act, the 1934 Act, the 1940 Act in connection with the transaction contemplated hereby, and that all such orders shall be in full force and effect.

          (j) Prior to the Exchange Date, the Large Cap Growth VIF shall have declared a dividend or dividends which, together with all previous such dividends, shall have the effect of distributing to its shareholders (a) all of the excess of (x) its investment income excludable from gross income under Section 103 of the Code over (y) its deductions disallowed under
     Section 265 and 171 of the Code, (b) all of its investment company taxable income (in each case computed without regard to any deduction for dividends paid), and (c) all of its net capital gain realized (after reduction for any capital loss carryover), in each case for both the current taxable year (which will end on the Exchange Date) and the immediately preceding taxable year.

          (k) With respect to the Large Cap Growth VIF Reorganization, Large Cap Growth VIF shall have furnished to Large Cap VIF a certificate, signed by the President (or any Vice President) and the Treasurer of BB&T Variable Insurance Funds, as to the tax cost to Large Cap Growth VIF of the securities delivered to Large Cap VIF pursuant to this Plan, together with any such other evidence as to such tax cost as Large Cap VIF may reasonably request.

          (l) BB&T Variable Insurance Funds shall have received from the custodian of BB&T Variable Insurance Funds a certificate identifying all of the assets of Large Cap Growth VIF held by such custodian as of the Valuation Time.

          (m) The transfer agent of BB&T Variable Insurance Funds shall have provided to BB&T Variable Insurance Funds (i) a record specifying the number of Shares of Large Cap Growth VIF outstanding as of the Valuation Time and (iii) a record specifying the name and address of each holder of record of any such Shares of Large Cap Growth VIF and the number of Large Cap Growth VIF Shares held of record by each such shareholder as of the Valuation Time. Large Cap Growth VIF's transfer agent shall also have provided BB&T Variable Insurance Funds with a certificate confirming that the acts specified in the preceding sentence have been taken and that the information so supplied is complete and accurate to the best knowledge of the transfer agent.

          (n) BB&T Variable Insurance Funds, on behalf of Large Cap VIF, shall have executed and delivered an Assumption of Liabilities dated as of the Exchange Date pursuant to which Large Cap VIF will assume all of the liabilities of Large Cap Growth VIF existing at the Valuation Time in connection with the transaction contemplated by this Plan, other than liabilities pursuant to this Plan.

          (o) BB&T Variable Insurance Funds, on behalf of Large Cap Growth VIF, shall have executed and delivered an instrument of transfer ("Transfer Document") and any other certificates or documents BB&T Variable Insurance Funds may deem necessary or desirable to transfer Large Cap Growth VIF's entire right, title and interest in and to the Investments and all other assets of Large Cap Growth VIF.

     10. No Broker, etc. There is no person who has dealt with BB&T Variable Insurance Funds, Large Cap Growth VIF or Large Cap VIF who by reason of such dealings is entitled to any broker's or finder's or other similar fee or commission arising out of the transaction contemplated by this Plan.

     11. Termination. BB&T Variable Insurance Funds may, by consent of its Trustees, terminate this Plan, and BB&T Variable Insurance Funds, after consultation with counsel, may modify this Plan in any manner deemed necessary or desirable.

     12. Covenants, etc. Deemed Material. All covenants, agreements, representations and warranties made under this Plan and any certificates delivered pursuant to this Plan shall be deemed to have been material and relied upon by each of the parties, notwithstanding any investigation made by them or on their behalf.

     13. Sole Plan; Amendments. This Plan supersedes all previous correspondence and oral communications between the parties regarding the subject matter hereof, constitutes the only understanding with respect to such subject matter, may be changed only by duly adopted resolution of the Board of Trustees of BB&T Variable Insurance Funds, and shall be construed in accordance with and governed by the laws of The Commonwealth of Massachusetts.

     14. Rule 145. Pursuant to Rule 145 under the 1933 Act, BB&T Variable Insurance Funds will, in connection with the issuance of any Shares of the Large Cap VIF to any person who at the time of the transaction contemplated hereby is deemed to be an affiliate of a party to the transaction pursuant to Rule 145(c), cause to be affixed upon the certificates issued to such person (if any) a legend as follows:

          THESE SHARES HAVE NOT BEEN REGISTERED UNDER THE SECURITIES ACT OF 1933, AS AMENDED, AND MAY NOT BE SOLD OR OTHERWISE TRANSFERRED EXCEPT TO BB&T VARIABLE INSURANCE FUNDS OR ITS PRINCIPAL UNDERWRITER UNLESS (i) A REGISTRATION STATEMENT WITH RESPECT THERETO IS EFFECTIVE UNDER THE SECURITIES ACT OF 1933, AS AMENDED, OR (ii) IN THE OPINION OF COUNSEL REASONABLY SATISFACTORY TO BB&T FUNDS SUCH REGISTRATION IS NOT REQUIRED.

     15. BB&T Variable Insurance Funds' Declaration of Trust. BB&T Variable Insurance Funds is a business trust organized under Massachusetts law and under a Declaration of Trust, to which reference is hereby made and a copy of which is on file at the office of the Secretary of The Commonwealth of Massachusetts and elsewhere as required by law, and to any and all amendments thereto so filed or hereafter filed. The obligations of "BB&T Variable Insurance Funds" entered into in the name or on behalf thereof by any of the Trustees, officers, employees or agents are made not individually, but in such capacities, and are not binding upon any of the Trustees, officers, employees, agents or shareholders of BB&T Variable Insurance Funds personally, but bind only the assets of BB&T Variable Insurance Funds and all persons dealing with any series or funds of BB&T Variable Insurance Funds, such as Large Cap VIF, must look solely to the assets of BB&T Variable Insurance Funds belonging to such series or funds for the enforcement of any claims against BB&T Variable Insurance Funds.

                                        BB&T VARIABLE INSURANCE FUNDS,
                                        on behalf of BB&T Large Cap VIF and
                                        BB&T Large Cap Growth VIF

                                        By:
                                            ------------------------------------
                                            Name:
                                            Title:

                                        BB&T ASSET MANAGEMENT, INC.,
                                        with respect to Section 5 only

                                        By:
                                            ------------------------------------
                                            Name:
                                            Title:

                                                                      APPENDIX C

                       STATEMENT OF ADDITIONAL INFORMATION


     This Statement of Additional Information contains information which may be of interest to investors but which is not included in the Combined Prospectus/Proxy Statement of BB&T Funds and BB&T Variable Insurance Funds dated December 15, 2006 relating to the transfer of all assets of the BB&T Large Cap Growth Fund to BB&T Large Cap Fund and all of the assets of BB&T Large Cap Growth VIF to BB&T Large Cap VIF.


     The Statement of Additional Information for the BB&T Large Cap Growth Fund and BB&T Large Cap Fund, series of BB&T Funds (the "BB&T Large Cap Funds"), dated February 1, 2006, and the Annual Report for the BB&T Large Cap Funds for the period ended September 30, 2006 have been filed with the Securities and Exchange Commission and are incorporated herein by reference. The Statement of Additional Information for the BB&T Large Cap Growth VIF and BB&T Large Cap VIF, series of BB&T Variable Insurance Funds (the "VIF Funds"), dated May 1, 2006, the Annual Report for VIF Funds for the period ended December 31, 2005, and the Semi-Annual Report for the VIF Funds for the period ended June 30, 2006, have been filed with the Securities and Exchange Commission and are incorporated herein by reference. This Statement of Additional Information is not a prospectus and is authorized for distribution only when it accompanies or follows delivery of the Combined Prospectus/Proxy Statement. This Statement of Additional Information should be read in conjunction with the Combined Prospectus/Proxy Statement. A copy of the Combined Prospectus/Proxy Statement may be obtained, without charge, by writing BB&T Funds or BB&T Variable Insurance Funds, 3435 Stelzer Road, Columbus, OH 43219 or by calling 1-800-228-1872.


     Unless otherwise indicated, capitalized terms used herein and not otherwise defined have the same meanings as are given to them in the Combined Prospectus/Proxy Statement. The audited financial statements and related independent accountants' report for the BB&T Funds contained in the Annual Report dated September 30, 2006 are hereby incorporated herein by reference and no other parts of such Annual Report are incorporated by reference herein. The audited financial statements and related independent accountants' report for the VIF Funds contained in the Annual Report dated December 31, 2005 are hereby incorporated herein by reference and no other parts of the Annual Report are incorporated by reference herein. The unaudited financial statements for the VIF Funds contained in the Semi-Annual Report dated June 30, 2006 are hereby incorporated herein by reference and no other parts of the Semi-Annual Report are incorporated by reference herein.


     All unaudited interim financial statements reflect all adjustments which are, in the opinion of management, necessary to a fair statement of the results for the interim periods presented. In addition, all such adjustments are of a normal recurring nature.


     This Statement of Additional Information is dated December 15, 2006.

                                TABLE OF CONTENTS





Financial Statements of the Large Cap Fund on a pro forma basis as of and for
  the period ended September 30, 2006...........................................    C-3
Financial Statements of the Large Cap VIF on a pro forma basis as of and for the
  periods ended December 31, 2005 and June 30, 2006.............................   C-15

                               BB&T LARGE CAP FUND


              PRO FORMA COMBINED SCHEDULE OF PORTFOLIO INVESTMENTS
                               SEPTEMBER 30, 2006
                                   (UNAUDITED)




                                                                                                              PRO FORMA
  LARGE CAP      LARGE CAP      PRO FORMA                                      LARGE CAP      LARGE CAP       COMBINED
    FUND        GROWTH FUND     COMBINED                                         FUND        GROWTH FUND        FAIR
   SHARES         SHARES         SHARES           SECURITY DESCRIPTION        FAIR VALUE     FAIR VALUE         VALUE
------------   ------------   ------------        --------------------       ------------   ------------   --------------


COMMON STOCKS (93.9%)
Consumer Discretionary (11.9%)
                     65,600         65,600   American Eagle Outfitters,      $              $  2,875,248   $    2,875,248
                                             Inc. (b)
                     59,800         59,800   Best Buy, Inc. (b)                                3,202,888        3,202,888
                    113,100        113,100   Coach, Inc. (a) (b)                               3,890,640        3,890,640
                     98,800         98,800   Comcast Corp., Class A (a)                        3,640,780        3,640,780
                                             (b)
                     68,200         68,200   Federated Department Stores,                      2,946,922        2,946,922
                                             Inc. (b)
     282,000                       282,000   Gannett Co., Inc. (b)             16,026,060                      16,026,060
                    120,900        120,900   Hilton Hotels Corp. (b)                           3,367,065        3,367,065
                     42,200         42,200   J. C. Penney, Inc. (b)                            2,886,058        2,886,058
     434,800                       434,800   Mattel, Inc.                       8,565,560                       8,565,560
                     38,300         38,300   Polo Ralph Lauren Corp.                           2,477,627        2,477,627
                     93,600         93,600   Starbucks Corp. (a) (b)                           3,187,080        3,187,080
     168,111                       168,111   Target Corp. (b)                   9,288,133                       9,288,133
     706,381                       706,381   Tiffany & Co. (b)                 23,451,848                      23,451,848
     103,250                       103,250   V.F. Corp.                         7,532,088                       7,532,088
     650,000                       650,000   Walt Disney Co. (The)             20,091,500                      20,091,500
                                                                             ------------   ------------   --------------
                                                                               84,955,189     28,474,308      113,429,497
                                                                             ------------   ------------   --------------
Consumer Staples (5.5%)
     138,590                       138,590   Altria Group, Inc.                10,609,065                      10,609,065
                     85,800         85,800   Archer-Daniels-Midland Co.                        3,250,104        3,250,104
                     29,900         29,900   Fomento Economico Mexicano                        2,898,506        2,898,506
                                             SA, ADR
                     85,100         85,100   Hansen Natural Corp. (a) (b)                      2,764,048        2,764,048
     276,500                       276,500   Kimberly-Clark Corp. (b)          18,072,039                      18,072,039
                     43,500         43,500   PepsiCo, Inc.                                     2,838,810        2,838,810
                     39,600         39,600   Procter & Gamble Co.                              2,454,408        2,454,408
     568,010                       568,010   Sara Lee Corp.                     9,127,921                       9,127,921
                                                                             ------------   ------------   --------------
                                                                               37,809,025     14,205,876       52,014,901
                                                                             ------------   ------------   --------------
Energy (9.2%)
     219,000                       219,000   Anadarko Petroleum Corp. (b)       9,598,770                       9,598,770
                     81,900         81,900   Cameco Corp. (b)                                  2,995,083        2,995,083
     329,460                       329,460   ChevronTexaco Corp.               21,368,776                      21,368,776
     265,347                       265,347   ConocoPhillips                    15,796,107                      15,796,107
     242,000                       242,000   Duke Energy Corp. (b)              7,308,400                       7,308,400
     290,000                       290,000   Exxon Mobil Corp. (b)             19,459,000                      19,459,000
                     66,300         66,300   McDermott International, Inc.                     2,771,340        2,771,340
                                             (b)
      96,000         39,600        135,600   Schlumberger, Ltd. (b)             5,954,880      2,456,388        8,411,268
                                                                             ------------   ------------   --------------
                                                                               79,485,933      8,222,811       87,708,744
                                                                             ------------   ------------   --------------

                                                                                                              PRO FORMA
  LARGE CAP      LARGE CAP      PRO FORMA                                      LARGE CAP      LARGE CAP       COMBINED
    FUND        GROWTH FUND     COMBINED                                         FUND        GROWTH FUND        FAIR
   SHARES         SHARES         SHARES           SECURITY DESCRIPTION        FAIR VALUE     FAIR VALUE         VALUE
------------   ------------   ------------        --------------------       ------------   ------------   --------------

Financials (18.8%)
                     33,800         33,800   Affiliated Managers Group,                        3,383,718        3,383,718
                                             Inc. (a) (b)
      93,100                        93,100   AMBAC Financial Group, Inc.        7,704,025                       7,704,025
     182,000         39,300        221,300   American International Group,     12,059,320      2,604,018       14,663,338
                                             Inc.
     250,000                       250,000   Bank of New York Co., Inc.         8,815,000                       8,815,000
                                             (The)
                     18,200         18,200   Bear Stearns Cos., Inc. (The)                     2,549,820        2,549,820
                                             (b)
                    139,700        139,700   Charles Schwab Corp. (The)                        2,500,630        2,500,630
                                             (b)
                      7,400          7,400   Chicago Mercantile Exchange                       3,539,050        3,539,050
                                             Holdings, Inc. (b)
     405,666                       405,666   CitiGroup, Inc.                   20,149,430                      20,149,430
     206,000                       206,000   Fannie Mae (b)                    11,517,460                      11,517,460
                     20,000         20,000   Goldman Sachs Group, Inc.                         3,383,400        3,383,400
                                             (The) (b)
     507,772                       507,772   JPMorgan Chase & Co.              23,844,973                      23,844,973
     118,600                       118,600   Lincoln National Corp.             7,362,688                       7,362,688
     190,000         43,000        233,000   Merrill Lynch & Co., Inc. (b)     14,861,800      3,363,460       18,225,260
     257,718                       257,718   Northern Trust Corp. (b)          15,058,463                      15,058,463
     298,500                       298,500   St. Paul Travelers Cos., Inc.     13,996,665                      13,996,665
                                             (The)
     318,000                       318,000   Washington Mutual, Inc. (b)       13,823,460                      13,823,460
     217,600                       217,600   Wells Fargo & Co.                  7,872,768                       7,872,768
                                                                             ------------   ------------   --------------
                                                                              157,066,052     21,324,096      178,390,148
                                                                             ------------   ------------   --------------
Health Care (15.4%)
     186,000                       186,000   Abbott Laboratories                9,032,160                       9,032,160
                     52,600         52,600   AmerisourceBergen Corp. (b)                       2,377,520        2,377,520
     312,984         31,762        344,746   Amgen, Inc. (a) (b)               22,387,745      2,271,936       24,659,681
                     72,800         72,800   Amylin Pharmaceuticals, Inc.                      3,208,296        3,208,296
                                             (a) (b)
     233,080                       233,080   Bristol-Myers Squibb Co.           5,808,354                       5,808,354
                     80,600         80,600   Celgene Corp. (a) (b)                             3,489,980        3,489,980
                     33,100         33,100   Fisher Scientific                                 2,589,744        2,589,744
                                             International, Inc. (a)
                     29,900         29,900   Genentech, Inc. (a) (b)                           2,472,730        2,472,730
                     53,000         53,000   Gilead Sciences, Inc. (a)                         3,641,100        3,641,100
                     65,600         65,600   Humana, Inc. (a)                                  4,335,504        4,335,504
     285,806                       285,806   Johnson & Johnson                 18,560,242                      18,560,242
                     37,500         37,500   Medco Health Solutions, Inc.                      2,254,125        2,254,125
                                             (a)
     507,821                       507,821   Merck & Co., Inc. (b)             21,277,699                      21,277,699
                     74,100         74,100   Novartis AG, ADR                                  4,330,404        4,330,404
     724,402                       724,402   Pfizer, Inc.                      20,544,041                      20,544,041
                    104,000        104,000   Schering-Plough Corp.                             2,297,360        2,297,360
                     41,900         41,900   Stericycle, Inc. (a) (b)                          2,924,201        2,924,201
                     29,200         29,200   Wellpoint, Inc. (a)                               2,249,860        2,249,860
     145,000         64,700        209,700   Wyeth                              7,371,800      3,289,348       10,661,148
                                                                             ------------   ------------   --------------
                                                                              104,982,041     41,732,108      146,714,149
                                                                             ------------   ------------   --------------

                                                                                                              PRO FORMA
  LARGE CAP      LARGE CAP      PRO FORMA                                      LARGE CAP      LARGE CAP       COMBINED
    FUND        GROWTH FUND     COMBINED                                         FUND        GROWTH FUND        FAIR
   SHARES         SHARES         SHARES           SECURITY DESCRIPTION        FAIR VALUE     FAIR VALUE         VALUE
------------   ------------   ------------        --------------------       ------------   ------------   --------------

Industrials (4.4%)
                     53,481         53,481   Danaher Corp. (b)                                 3,672,540        3,672,540
      41,370                        41,370   Emerson Electric Co. (The)         3,469,288                       3,469,288
                     23,812         23,812   FedEx Corp.                                       2,587,888        2,587,888
     105,000         68,200        173,200   General Electric Co.               3,706,500      2,407,460        6,113,960
                     76,000         76,000   Monster Worldwide, Inc. (a)                       2,750,440        2,750,440
     117,000                       117,000   Parker-Hannifin Corp.              9,094,410                       9,094,410
     176,800                       176,800   Pitney Bowes, Inc. (b)             7,844,616                       7,844,616
                     39,000         39,000   Precision Castparts Corp. (b)                     2,463,240        2,463,240
                     56,500         56,500   United Technologies Corp.                         3,579,275        3,579,275
                                                                             ------------   ------------   --------------
                                                                               24,114,814     17,460,843       41,575,657
                                                                             ------------   ------------   --------------
Information Technology (16.3%)
                     91,000         91,000   Advanced Micro Devices, Inc.                      2,261,350        2,261,350
                                             (a) (b)
                     68,900         68,900   Agilent Technologies, Inc.                        2,252,341        2,252,341
                                             (a)
                     75,000         75,000   Akamai Technologies, Inc. (a)                     3,749,250        3,749,250
                                             (b)
                     74,700         74,700   Amphenol Corp., Class A (b)                       4,626,171        4,626,171
                     49,400         49,400   Apple Computer, Inc. (a) (b)                      3,805,282        3,805,282
     142,400                       142,400   Automatic Data Processing,         6,741,216                       6,741,216
                                             Inc.
   1,046,516        112,400      1,158,916   Cisco Systems, Inc. (a) (b)       24,069,868      2,585,200       26,655,068
                     47,800         47,800   Cognizant Technology                              3,540,068        3,540,068
                                             Solutions Corp., Class A (a)
     844,202                       844,202   Dell, Inc. (a) (b)                19,281,574                      19,281,574
     152,000                       152,000   First Data Corp.                   6,384,000                       6,384,000
                      6,800          6,800   Google, Inc. (a) (b)                              2,732,920        2,732,920
                    123,000        123,000   Hewlett-Packard Co.                               4,512,870        4,512,870
   1,407,693                     1,407,693   Intel Corp.                       28,956,245                      28,956,245
                    100,100        100,100   MEMC Electronic Materials,                        3,666,663        3,666,663
                                             Inc. (a) (b)
                    245,000        245,000   Micron Technology, Inc. (a)                       4,263,000        4,263,000
                                             (b)
     243,000        128,000        371,000   Microsoft Corp.                    6,641,190      3,498,240       10,139,430
                    143,000        143,000   Motorola, Inc.                                    3,575,000        3,575,000
                    291,200        291,200   Oracle Corp. (a) (b)                              5,165,889        5,165,889
                     57,800         57,800   QUALCOMM, Inc.                                    2,101,030        2,101,030
     564,000                       564,000   Time Warner, Inc.                 10,281,720                      10,281,720
                                                                             ------------   ------------   --------------
                                                                              102,355,813     52,335,274      154,691,087
                                                                             ------------   ------------   --------------
Materials (2.9%)
     129,700                       129,700   Air Products & Chemicals,          8,608,189                       8,608,189
                                             Inc.
     252,000                       252,000   Alcoa, Inc.                        7,066,080                       7,066,080
     186,500                       186,500   Weyerhaeuser Co. (b)              11,475,345                      11,475,345
                                                                             ------------                  --------------
                                                                               27,149,614                      27,149,614
                                                                             ------------                  --------------

                                                                                                              PRO FORMA
  LARGE CAP      LARGE CAP      PRO FORMA                                      LARGE CAP      LARGE CAP       COMBINED
    FUND        GROWTH FUND     COMBINED                                         FUND        GROWTH FUND        FAIR
   SHARES         SHARES         SHARES           SECURITY DESCRIPTION        FAIR VALUE     FAIR VALUE         VALUE
------------   ------------   ------------        --------------------       ------------   ------------   --------------

Telecommunication Services (7.1%)
                    111,100        111,100   America Movil SA de CV,                           4,374,007        4,374,007
                                             Series L, ADR (b)
                    108,500        108,500   American Tower Corp., Class A                     3,960,250        3,960,250
                                             (a) (b)
     421,837         94,600        516,437   AT&T, Inc. (b)                    13,735,013      3,080,176       16,815,189
     180,000                       180,000   BellSouth Corp.                    7,695,000                       7,695,000
                     72,800         72,800   NII Holdings, Inc. (a) (b)                        4,525,248        4,525,248
     550,000        160,500        710,500   Nokia Corp., ADR (b)              10,829,500      3,160,245       13,989,745
     427,000                       427,000   Verizon Communications, Inc.      15,854,510                      15,854,510
                                                                             ------------   ------------   --------------
                                                                               48,114,023     19,099,926       67,213,949
                                                                             ------------   ------------   --------------
Utilities (2.4%)
                     29,900         29,900   FirstEnergy Corp. (b)                             1,670,214        1,670,214
                     37,700         37,700   FPL Group, Inc. (b)                               1,696,500        1,696,500
     538,100                       538,100   NiSource, Inc. (b)                11,698,294                      11,698,294
      87,467                        87,467   SCANA Corp. (b)                    3,522,296                       3,522,296
     231,275                       231,275   Xcel Energy, Inc.                  4,775,829                       4,775,829
------------   ------------   ------------                                   ------------   ------------   --------------
Cost
$525,464,176   $173,798,922   $699,263,098                                     19,996,419      3,366,714       23,363,133
                                                                             ------------   ------------   --------------
Total Common Stocks                                                           686,028,923    206,221,956      892,250,879
                                                                             ------------   ------------   --------------
EXCHANGE TRADED FUNDS (1.1%)
                    195,000        195,000   iShares Russell 1000                             10,171,200       10,171,200
                                             Growth Index Fund (b)
               ------------   ------------                                                  ------------   --------------
Cost
               $  9,911,034   $  9,911,034
Total Exchange Traded Funds                                                                   10,171,200       10,171,200
                                                                                            ------------   --------------
WARRANT (0.0%)
       7,110                         7,110   Raytheon Co. (a)                     101,460                         101,460
------------                  ------------                                   ------------                  --------------
Cost
$          0                  $          0
Total Warrant                                                                     101,460                         101,460
                                                                             ------------                  --------------
REPURCHASE AGREEMENT (4.8%)
$ 38,405,481   $  6,880,178   $ 45,285,659   U.S. Bank N.A., 5.05%, dated      38,405,481      6,880,178       45,285,659
                                             9/29/06, maturing 10/2/06,
                                             with a maturity value of
                                             $45,304,716 (Collateralized
                                             fully by U.S. Government
                                             Agencies)
------------   ------------   ------------                                   ------------   ------------   --------------
Cost
$ 38,405,481   $  6,880,178   $ 45,285,659
Total Repurchase Agreement                                                     38,405,481      6,880,178       45,285,659
                                                                             ------------   ------------   --------------

                                                                                                              PRO FORMA
  LARGE CAP      LARGE CAP      PRO FORMA                                      LARGE CAP      LARGE CAP       COMBINED
    FUND        GROWTH FUND     COMBINED                                         FUND        GROWTH FUND        FAIR
   SHARES         SHARES         SHARES           SECURITY DESCRIPTION        FAIR VALUE     FAIR VALUE         VALUE
------------   ------------   ------------        --------------------       ------------   ------------   --------------

SECURITIES HELD AS COLLATERAL FOR SECURITIES ON LOAN (23.9%)
$126,591,112   $101,006,062   $227,597,174   Pool of Various Securities       126,591,112    101,006,062      227,597,174
                                             for BB&T Funds -- Note 3 -
                                             Security Loans
------------   ------------   ------------                                   ------------   ------------   --------------
Cost
$126,591,112   $101,006,062   $227,597,174
Total Securities Held as Collateral for Securities on Loan                    126,591,112    101,006,062      227,597,174
                                                                             ------------   ------------   --------------
TOTAL INVESTMENTS -- 123.7%                                                  $851,126,976   $324,279,396   $1,175,406,372
COST
$690,460,769   $291,596,196   $982,056,965
============   ============   ============                                   ============   ============   ==============






--------


Percentages indicated are based on combined net assets of $950,127,972.


(a)   Represents non-income producing security.

(b) Represents that all or a portion of the security was on loan as of September 30, 2006.

ADR -- American Depositary Receipt.

          See accompanying notes to the Pro Forma financial statements.

                               BB&T LARGE CAP FUND

                                    PRO FORMA
                       STATEMENT OF ASSETS AND LIABILITIES
                            AS OF SEPTEMBER 30, 2006
                                   (UNAUDITED)




                                         LARGE CAP                       PRO FORMA       PRO FORMA
                                        GROWTH FUND   LARGE CAP FUND    ADJUSTMENTS      COMBINED
                                       ------------   --------------   ------------   --------------


ASSETS:
Investments, at cost.................  $284,716,018    $652,055,288    $         --   $  936,771,306
  Unrealized appreciation
     (depreciation)..................    32,683,200     160,666,207              --      193,349,407
                                       ------------    ------------    ------------   --------------
  Investments, at fair value*........   317,399,218     812,721,495              --    1,130,120,713
Repurchase agreements, at cost.......     6,880,178      38,405,481              --       45,285,659
Interest and dividends receivable....       281,220         964,315              --        1,245,335
Receivable for capital shares
  issued.............................         1,117         190,567              --          191,684
Receivable for investments sold......     7,864,285              --              --        7,864,285
Prepaid and other expenses...........         5,619          11,107              --           16,726
                                       ------------    ------------    ------------   --------------
Total Assets:........................   332,431,637     852,292,965              --    1,184,724,602
                                       ------------    ------------    ------------   --------------
LIABILITIES:
Cash Overdraft.......................         3,710              --              --            3,710
Dividends payable....................       131,054         270,220              --          401,274
Payable for investments purchased....     4,929,053              --              --        4,929,053
Payable for capital shares redeemed..       242,032         550,374              --          792,406
Payable for collateral received on
  loaned securities..................   101,006,062     126,591,112              --      227,597,174
Accrued expenses and other payables..                            --
  Investment advisory fees...........       194,151         409,740              --          603,891
  Administration fees................        31,296          66,111              --           97,407
  Fund accounting fees...............         2,950           6,014              --            8,964
  Transfer agency fees...............         9,636          19,828              --           29,464
  Distribution fees..................         9,325          22,181              --           31,506
  Compliance service fees............           481             979              --            1,460
  Trustee fees.......................           156             317              --              473
  Other..............................        35,419          64,429              --           99,848
                                       ------------    ------------    ------------   --------------
Total Liabilities:...................   106,595,325     128,001,305              --      234,596,630
                                       ------------    ------------    ------------   --------------
NET ASSETS:
Capital..............................   200,780,840     488,293,326              --      689,074,166
Accumulated (distributions in excess
  of) net investment income..........       230,874        (104,143)             --          126,731
Accumulated realized gains/(losses)
  from investment transactions.......    (7,858,602)     75,436,270              --       67,577,668
Net unrealized
  appreciation/depreciation on
  investments........................    32,683,200     160,666,207              --      193,349,407
                                       ------------    ------------    ------------   --------------
Net Assets...........................  $225,836,312    $724,291,660    $         --   $  950,127,972
                                       ============    ============    ------------   ==============

                                         LARGE CAP                       PRO FORMA       PRO FORMA
                                        GROWTH FUND   LARGE CAP FUND    ADJUSTMENTS      COMBINED
                                       ------------   --------------   ------------   --------------

NET ASSETS
     Class A Shares..................  $  9,445,810    $ 48,656,168              --   $   58,101,978
     Class B Shares..................     8,970,050      14,807,596              --       23,777,646
     Class C Shares..................        36,886         161,325              --          198,211
     Institutional Shares............   207,383,566     660,666,571              --      868,050,137
                                       ------------    ------------    ------------   --------------
Total................................  $225,836,312    $724,291,660    $         --   $  950,127,972
                                       ============    ============    ------------   ==============
SHARES OF BENEFICIAL INTEREST
  OUTSTANDING (UNLIMITED NUMBER OF
  SHARES AUTHORIZED, NO PAR VALUE)
  (A)
     Class A Shares..................     1,058,076       2,393,513        (593,414)       2,858,175
     Class B Shares..................     1,071,062         734,971        (625,836)       1,180,197
     Class C Shares..................         4,403           8,023          (2,569)           9,857
     Institutional Shares............    22,850,209      32,417,350     (12,674,383)      42,593,176
                                       ------------    ------------    ------------   --------------
Total................................    24,983,750      35,553,857     (13,896,202)      46,641,105
                                       ============    ============    ------------   ==============
NET ASSET VALUE (A)
     Class A Shares -- redemption
       price per share...............  $       8.93    $      20.33                   $        20.33
                                       ============    ============                   ==============
     Class B Shares -- offering price
       per share**...................  $       8.37    $      20.15                   $        20.15
                                       ============    ============                   ==============
     Class C Shares -- offering price
       per share**...................  $       8.38    $      20.11                   $        20.11
                                       ============    ============                   ==============
     Institutional Shares -- offering
       and redemption price per
       share.........................  $       9.08    $      20.38                   $        20.38
                                       ============    ============                   ==============
Maximum Sales Charge -- Class A
  Shares.............................  $       5.75%           5.75%                            5.75%
                                       ============    ============                   ==============
Maximum Offering Price
  (100%/100% -- Maximum Sales Charge)
  of net asset value adjusted to the
  nearest cent per share -- Class A
  Shares.............................  $       9.47    $      21.57                   $        21.57
                                       ============    ============                   ==============




--------


(A) Class A, Class B, Class C, and Institutional Class Shares of the Large Cap Growth Fund are exchanged for new Class A, Class B, Class C, and Institutional Class Shares of the Large Cap Fund, to commence operations upon consummation of the merger.


* The Large Cap Growth Fund and Large Cap Fund include securities on loan of $97,859,740 and $122,511,470, respectively.

**     Redemption price per share varies by length of time shares are held.


          See accompanying notes to the Pro Forma financial statements.

                               BB&T LARGE CAP FUND
                                    PRO FORMA
                             STATEMENT OF OPERATIONS
                      FOR THE YEAR ENDED SEPTEMBER 30, 2006
                                   (UNAUDITED)



                                        LARGE CAP                      PRO FORMA      PRO FORMA
                                       GROWTH FUND   LARGE CAP FUND   ADJUSTMENTS     COMBINED
                                      ------------   --------------   -----------   ------------


INVESTMENT INCOME:
Interest Income.....................  $    459,645     $ 1,230,665      $     --    $  1,690,310
Dividend Income.....................     4,089,284      17,070,769            --      21,160,053
Income from securities lending......        71,297         125,434            --         196,731
                                      ------------     -----------      --------    ------------
Total Investment Income.............     4,620,226      18,426,868            --      23,047,094
                                      ------------     -----------      --------    ------------
EXPENSES:
Investment advisory fees............     2,669,370       5,075,497            --       7,744,867
Administration fees.................       407,694         775,253            --       1,182,947
Fund accounting fees................        46,905          86,724        (4,800)        128,829
Transfer agency fees................        76,221         145,019        (4,000)        217,240
Distribution fees -- Class A
  Shares............................        45,932         218,866            --         264,798
Distribution fees -- Class B
  Shares............................       111,680         189,381            --         301,061
Distribution fees -- Class C
  Shares............................           277           1,607            --           1,884
Compliance service fees.............         6,757          11,970            --          18,727
Custodian fees......................        35,486          69,727            --         105,213
Legal fees..........................        28,434          57,871            --          86,305
Printing fees.......................        32,068          65,274        (3,000)         94,342
Trustee fees........................        13,917          25,552            --          39,469
Other...............................        43,306          97,955       (16,000)        125,261
                                      ------------     -----------      --------    ------------
Total expenses before waivers.......     3,518,047       6,820,696       (27,800)     10,310,943
Less expenses waived by the
  Investment Advisor................      (180,419)       (340,766)           --        (521,185)
Less expenses waived by the
  Distributor.......................       (22,966)       (109,433)           --        (132,399)
                                      ------------     -----------      --------    ------------
Net Expenses........................     3,314,662       6,370,497       (27,800)      9,657,359
                                      ------------     -----------      --------    ------------
Net Investment Income (Loss)........     1,305,564      12,056,371        27,800      13,389,735
                                      ------------     -----------      --------    ------------
REALIZED/UNREALIZED GAINS (LOSSES)
  ON INVESTMENTS:
Net realized gains (losses) from
  investment transactions...........    16,243,812      88,409,170            --     104,652,982
Change in unrealized
  appreciation/depreciation of
  investment securities.............   (18,517,591)     (7,600,664)           --     (26,118,255)
                                      ------------     -----------      --------    ------------
Net realized/unrealized gains
  (losses) on investments...........    (2,273,779)     80,808,506            --      78,534,727
                                      ------------     -----------      --------    ------------
Change in net assets from
  operations........................  $   (968,215)    $92,864,877      $ 27,800    $ 91,924,462
                                      ============     ===========      ========    ============






          See accompanying notes to the Pro Forma financial statements.

                               BB&T LARGE CAP FUND

                PRO FORMA NOTES TO COMBINING FINANCIAL STATEMENTS
                         SEPTEMBER 30, 2006 (UNAUDITED)



1.  DESCRIPTION OF THE FUND:



     The BB&T Large Cap Fund, ('Large Cap Fund") a series of the BB&T Funds (the "Trust"), is registered under the Investment Company Act of 1940, as amended ("the 1940 Act"), as a diversified, open-end investment company established as a Massachusetts business trust.



     The BB&T Funds are authorized to issue an unlimited amount of shares without par value. The Large Cap Fund offers four classes of shares: Class A Shares, Class B Shares, Class C Shares and Institutional Shares. The Class A Shares of the Large Cap Fund, have a maximum sales charge of 5.75% as a percentage of original purchase price. Certain purchases of Class A Shares will not be subject to a front-end sales charge, but will be subject to a contingent deferred sales charge ("CDSC") of 1.00% of the purchase price if redeemed less than one year after purchase. The Class B Shares of the Funds are offered without any front-end sales charge but will be subject to a maximum CDSC of 5.00% if redeemed less than one year after purchase and 1.00% if redeemed less than six years after purchase. The Class C Shares of the Funds are offered without any front-end sales charge but will be subject to a maximum CDSC of 1.00% if redeemed less than one year after purchase.



     Each class of shares has identical rights and privileges except with respect to the fees paid under the distribution plan, voting rights on matters affecting a single class of shares and the exchange privilege of each class of shares.



     The pro forma adjustments and pro forma combined columns of the Statement of Operations reflect the adjustments necessary to show expenses at the rates which would have been in effect if the Funds were combined for the periods ended September 30, 2006. Investment advisory, administration and 12b-1 fees in the pro forma combined column are calculated at the projected rates in effect for the Large Cap Fund based upon the combined net assets of the corresponding Large Cap Fund and the Large Cap Growth Fund. Certain pro forma adjustments were made to estimate the benefit of combining operations of separate funds into one survivor fund.



2.  BASIS OF COMBINATION:



     The accompanying pro forma financial statements are presented to show the effect of the proposed acquisition of the BB&T Large Cap Growth Fund, ("Large Growth Fund") a series of the Trust, by Large Cap Fund as if such acquisition had taken place as of October 1, 2005.



     Under the terms of the Plan of Reorganization, the combination of Large Growth Fund and Large Cap Fund will be accounted for by the method of accounting for tax-free mergers of investment companies. The acquisition would be accomplished by an acquisition of the net assets of Large Growth Fund in exchange for shares of Large Cap Fund at the September 30, 2006 net asset value. The statement of assets and liabilities and the related statement of operation of Large Growth Fund and Large Cap Fund have been combined as of and for the year ended September 30, 2006. Following the acquisition, the Large Cap Fund will be the accounting survivor. In accordance with accounting principles generally accepted in the United States of America, the historical cost of investment securities will be carried forward to the Large Cap Fund and the results of operations for pre-combination periods of the Large Cap Fund will not be restated.



     The accompanying pro forma financial statements should be read in conjunction with the financial statements of Large Cap Fund and Large Growth Fund included in their respective annual report dated September 30, 2006.



     The following notes refer to the accompanying pro forma financial statements as if the above-mentioned acquisition of Large Growth Fund by Large Cap Fund had taken place as of October 1, 2005.



3.  SIGNIFICANT ACCOUNTING POLICIES:



     The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United

                               BB&T LARGE CAP FUND

States of America. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.



  SECURITIES VALUATION:



     Investments in common stocks, the principal market for which is a securities exchange or an over-the-counter market, are valued at their latest available sale price (except for those securities that are traded on NASDAQ, which will be valued at the NASDAQ official closing price) or in the absence of such a price, by reference to the latest available bid price in the principal market in which such securities are normally traded. The Large Cap Fund may also use an independent pricing service approved by the Board of Trustees to value certain securities. Such prices reflect fair values which may be established through the use of electronic and matrix techniques. Short-term obligations that mature in 60 days or less are valued at either amortized cost or original cost plus interest, which approximates current value. Investments in open-end investment companies, including the Funds of Funds, are valued at their respective net asset values as reported by such companies. Investments in closed-end investment companies are valued at their fair values based upon the latest available bid prices in the principal market in which such securities are normally traded. The differences between cost and fair values of investments are reflected as either unrealized appreciation or depreciation. Securities for which market quotations are not readily available will be valued at fair value using methods determined in good faith by the Pricing Committee under the supervision of the Board of Trustees.



  SECURITIES TRANSACTIONS AND RELATED INCOME:



     During the period, security transactions are accounted for no later than one business day after trade date. For financial reporting purposes, however, security transactions are accounted for on trade date of the last business day of the reporting period. Interest income is recognized on the accrual basis and includes, where applicable, the pro-rata amortization/accretion of premium or discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.



  REPURCHASE AGREEMENTS AND COLLATERALIZED LOAN AGREEMENTS:



     The Funds may enter into agreements with member banks of the Federal Deposit Insurance Corporation and with registered broker/dealers that BB&T Asset Management, Inc. ("BB&T") deems creditworthy under guidelines approved by the Board of Trustees, subject to the seller's agreement to repurchase such securities at a mutually agreed-upon date and price. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying Fund securities. The seller, under these types of agreements, is required to maintain the value of collateral held pursuant to the agreement at not less than the repurchase price (including accrued interest). Securities subject to repurchase are held by the Funds' custodian, another qualified custodian, or in the Federal Reserve/Treasury book-entry system. In the event of counterparty default, the Fund has the right to use the collateral to offset losses incurred. There is potential for loss to the Fund in the event the Fund is delayed or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the fair value of the underlying securities during the period while the Fund seeks to assert its rights.



  SECURITY LOANS:



     To generate additional income, the Funds may lend up to 33 1/3% of their respective total assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, U.S. Government or U.S. Government agency securities, equal at all times to at least 100% of the fair value.

                               BB&T LARGE CAP FUND

     Pursuant to an exemptive order from the Securities and Exchange Commission, the cash collateral received by the Funds was pooled and at September 30, 2006 was invested in Commercial Paper, Corporate Bonds, Mutual Funds, and Repurchase Agreements (with interest rates ranging from 5.30% to 5.48% and maturity dates ranging from October 2006 through December 2015) these investments are managed by U.S. Bank National Association. The Funds receive payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of collateral. Collateral is marked to market daily to provide a level of collateral at least equal to the fair value of securities lent. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by BB&T Funds to be of good standing and creditworthy under guidelines established by the Board of Trustees and when, in the judgment of BB&T Funds, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Funds or the borrower at any time and are, therefore, not considered to be illiquid investments. As of September 30, 2006, the following Funds had loans outstanding:




                                                                              AVERAGE VALUE
                                                                             ON LOAN FOR THE
                                          VALUE OF                             PERIOD ENDED
                                           LOANED                             SEPTEMBER 30,
                                         SECURITIES    VALUE OF COLLATERAL         2006
                                        ------------   -------------------   ---------------


Large Cap Fund........................  $122,511,470       $126,591,112        $179,921,206
Large Cap Growth Fund.................    97,859,740        101,006,062         113,851,334




  ALLOCATION METHODOLOGY:



     Expenses directly attributable to a Fund are charged to that Fund. Expenses not directly attributable to a Fund are allocated proportionately among all Funds daily in relation to the net assets of each Fund or on another reasonable basis. Each class of shares bears its pro-rata portion of expenses attributable to its series, except that each class separately bears expenses related specifically to that class, such as distribution fees. Expenses, which are attributable to more than one Trust are allocated across the BB&T Funds and BB&T Variable Insurance Funds, based upon relative net assets or on another reasonable basis. BB&T serves as the Investment Advisor for each of the BB&T Funds. Income and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets or another appropriate basis.



  DIVIDENDS TO SHAREHOLDERS:



     Dividends from net investment income are declared and paid monthly for the Large Cap Fund. Dividends from net investment income are declared and paid quarterly for the Large Cap Growth Fund. Distributable net realized gains, if any, are declared and distributed at least annually.



     The character of income and gains distributed are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g. reclass of market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends to shareholders which exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.



4.  CAPITAL SHARES:



     The pro forma net asset value per share assumes the issuance of shares of the Large Cap Fund that would have been issued at September 30, 2006, in connection with the proposed reorganization. The number of shares assumed to be issued is equal to the net asset value of shares of Large Growth Fund, as of September 30, 2006, divided by the

                               BB&T LARGE CAP FUND
net asset value per share of the shares of Large Cap Fund as of September 30, 2006. The pro forma number of shares outstanding, by class, for the combined fund consists of the following at September 30, 2006:




                                          SHARES OF
                                      LARGE CAP GROWTH   SHARES ASSUMED   TOTAL OUTSTANDING
                                            FUND            ISSUED IN           SHARES
CLASS OF SHARES                        PRE-COMBINATION   REORGANIZATION    POST-COMBINATION
---------------                       ----------------   --------------   -----------------


CAPITAL SHARES
Class A Shares......................      1,058,076         1,800,099          2,858,175
Class B Shares......................      1,071,062           109,135          1,180,197
Class C Shares......................          4,403             5,454              9,857
Institutional Shares................     22,850,209        19,742,967         42,593,176






                                           LARGE CAP                       PRO FORMA
                                          GROWTH FUND   LARGE CAP FUND     COMBINED
                                         ------------   --------------   ------------


CAPITALIZATION
NET ASSETS
Class A Shares.........................  $  9,445,810    $ 48,656,168    $ 58,101,978
Class B Shares.........................     8,970,050      14,807,596      23,777,646
Class C Shares.........................        36,886         161,325         198,211
Institutional Shares...................   207,383,566     660,666,571     868,050,137
                                         ------------    ------------    ------------
Total..................................  $225,836,312    $724,291,660    $950,127,972
                                         ============    ============    ============

NET ASSET VALUE PER SHARE
Class A Shares.........................  $       8.93    $      20.33    $      20.33
Class B Shares.........................  $       8.37    $      20.15    $      20.15
Class C Shares.........................  $       8.38    $      20.11    $      20.11
Institutional Shares...................  $       9.08    $      20.38    $      20.38

SHARES OUTSTANDING
Class A Shares.........................     1,058,076       2,393,513       2,858,175
Class B Shares.........................     1,071,062         734,971       1,180,197
Class C Shares.........................         4,403           8,023           9,857
Institutional Shares...................    22,850,209      32,417,350      42,593,176

RATIO OF EXPENSES TO AVERAGE NET ASSETS
  A
Before Fee Waivers
Class A Shares.........................          1.43%           1.43%           1.43%
Class B Shares.........................          1.93%           1.93%           1.93%
Class C Shares.........................          1.93%           1.94%           1.94%
Institutional Shares...................          0.93%           0.93%           0.93%
After Fee Waivers
Class A Shares.........................          1.13%           1.14%           1.14%
Class B Shares.........................          1.88%           1.88%           1.88%
Class C Shares.........................          1.89%           1.88%           1.88%
Institutional Shares...................          0.88%           0.89%           0.89%

                               BB&T LARGE CAP FUND

5. FEDERAL INCOME TAXES:



     It is the policy of the Large Cap Fund to continue to qualify as a regulated investment company, after the acquisition, by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income tax is required.



     At September 30, 2006, the Large Growth Fund had net capital loss carryforwards to offset future net capital gains, if any, to the extent provided by the Treasury regulations. To the extent that these carryforwards are used to offset future capital gains, it is probable that the gains that are offset will not be distributed to shareholders.




                                                           AMOUNT     EXPIRES
                                                         ----------   -------


Large Cap Growth Fund..................................  $7,019,454     2011




     At September 30, 2006 the cost, gross unrealized appreciation and gross unrealized depreciation on securities for federal income tax purposes were as follows:




                                        TAX UNREALIZED   TAX UNREALIZED          NET UNREALIZED
                           TAX COST      APPRECIATION     DEPRECIATION    APPRECIATION (DEPRECIATION)
                         ------------   --------------   --------------   ---------------------------


Large Cap Fund.........  $983,236,083    $198,883,898      $(6,713,609)           $192,170,289

                               BB&T LARGE CAP VIF

               PROFORMA COMBINED SCHEDULE OF PORTFOLIO INVESTMENTS
                                DECEMBER 31, 2005
                                   (UNAUDITED)



                                                                                                               PROFORMA
    LARGE CAP       LARGE CAP      PROFORMA                                       LARGE CAP     LARGE CAP      COMBINED
       VIF          GROWTH VIF     COMBINED                                          VIF        GROWTH VIF       FAIR
     SHARES           SHARES        SHARES           SECURITY DESCRIPTION        FAIR VALUE     FAIR VALUE       VALUE
----------------   -----------   ------------        --------------------       ------------   -----------   ------------


COMMON STOCKS (97.1)%
Consumer Discretionary (8.0)%
                         3,397          3,397   Chico's FAS, Inc.(a)            $              $   149,230   $    149,230
                         3,671          3,671   Coach, Inc.(a)                                     122,391        122,391
                         2,300          2,300   eBay, Inc.(a)                                       99,475         99,475
           8,223                        8,223   Federated Department Stores,         545,432                      545,432
                                                Inc.
          45,000                       45,000   Gannett Co., Inc.                  2,725,649                    2,725,649
                         3,933          3,933   Hershey Co. (The)                                  217,298        217,298
                         5,814          5,814   Home Depot, Inc.                                   235,351        235,351
                         6,410          6,410   Kohl's Corp.                                       311,526        311,526
                         1,855          1,855   Lowe's Companies, Inc.                             123,654        123,654
          70,000                       70,000   Mattel, Inc.                       1,107,400                    1,107,400
                         1,594          1,594   Nike, Inc., Class B                                138,343        138,343
                        17,297         17,297   Starbucks Corp. (a)                                519,084        519,084
                         2,174          2,174   Target Corp.                                       119,505        119,505
          17,475                       17,475   V.F. Corp.                           967,067                      967,067
          99,000                       99,000   Walt Disney Co. (The)              2,373,030                    2,373,030
          13,100                       13,100   Whirlpool Corp.                    1,097,256                    1,097,256
                         3,049          3,049   Williams Sonoma, Inc.(a)                           131,564        131,564
                                                                                ------------   -----------   ------------
                                                                                   8,815,834     2,167,421     10,983,255
                                                                                ------------   -----------   ------------
Consumer Staples (6.6)%
          55,400                       55,400   Albertson's, Inc.                  1,182,790                    1,182,790
          24,000         3,182         27,182   Altria Group, Inc.                 1,793,280       237,759      2,031,039
                         5,749          5,749   Coca-Cola Co.                                      231,742        231,742
          38,000                       38,000   Kimberly-Clark Corp.               2,266,700                    2,266,700
                         8,753          8,753   PepsiCo, Inc.                                      517,127        517,127
                         9,033          9,033   Procter & Gamble Co.                               522,830        522,830
          90,452                       90,452   Sara Lee Corp.                     1,709,543                    1,709,543
                        11,936         11,936   Wal-Mart Stores, Inc.                              558,605        558,605
                                                                                ------------   -----------   ------------
                                                                                   6,952,313     2,068,063      9,020,376
                                                                                ------------   -----------   ------------
Energy (11.7)%
          19,000         3,737         22,737   Anadarko Petroleum Corp.           1,800,250       354,081      2,154,331
                         5,136          5,136   Apache Corp.                                       351,919        351,919
                         6,270          6,270   Baker Hughes, Inc.                                 381,090        381,090
           9,000                        9,000   Burlington Resources, Inc.           775,800                      775,800
          50,800                       50,800   ChevronTexaco Corp.                2,883,916                    2,883,916
          53,400         3,842         57,242   ConocoPhillips                     3,106,812       223,528      3,330,340
          47,632                       47,632   Exxon Mobil Corp.                  2,675,489                    2,675,489
          38,500                       38,500   Royal Dutch Shell PLC, A           2,367,365                    2,367,365
                                                Shares, ADR
          12,000                       12,000   Schlumberger, Ltd.                 1,165,800                    1,165,800
                                                                                ------------   -----------   ------------
                                                                                  14,775,432     1,310,618     16,086,050
                                                                                ------------   -----------   ------------

                                                                                                               PROFORMA
    LARGE CAP       LARGE CAP      PROFORMA                                       LARGE CAP     LARGE CAP      COMBINED
       VIF          GROWTH VIF     COMBINED                                          VIF        GROWTH VIF       FAIR
     SHARES           SHARES        SHARES           SECURITY DESCRIPTION        FAIR VALUE     FAIR VALUE       VALUE
----------------   -----------   ------------        --------------------       ------------   -----------   ------------

Financials (26.1)%
           6,000                        6,000   Ambac Financial Group, Inc.          462,360                      462,360
          17,000         4,399         21,399   American International Group,      1,159,910       300,143      1,460,053
                                                Inc.
          76,000                       76,000   Bank of America Corp.              3,507,400                    3,507,400
          37,000                       37,000   Bank of New York Company,          1,178,450                    1,178,450
                                                Inc. (The)
                         2,355          2,355   CIT Group, Inc.                                    121,942        121,942
          62,333                       62,333   Citigroup, Inc.                    3,025,020                    3,025,020
          15,000                       15,000   Equity Residential, REIT             586,800                      586,800
          34,000                       34,000   Fannie Mae                         1,659,540                    1,659,540
          11,500         2,553         14,053   Franklin Resources, Inc.           1,081,115       240,008      1,321,123
                         1,890          1,890   Goldman Sachs Group, Inc.                          241,372        241,372
                                                (The)
          44,677                       44,677   ING Groep NV, ADR                  1,555,653                    1,555,653
          74,490                       74,490   J.P. Morgan Chase & Co.            2,956,508                    2,956,508
          23,200                       23,200   Lincoln National Corp.             1,230,296                    1,230,296
          30,000                       30,000   Merrill Lynch & Company, Inc.      2,031,900                    2,031,900
          37,000                       37,000   Northern Trust Corp.               1,917,340                    1,917,340
          45,000                       45,000   Old Republic International         1,181,700                    1,181,700
                                                Corp.
          38,000         3,699         41,699   PNC Financial Services Group,      2,349,540       228,709      2,578,249
                                                Inc.
          56,600                       56,600   St. Paul Travelers Cos, Inc.       2,528,322                    2,528,322
                                                (The)
          26,000                       26,000   SunTrust Banks, Inc.               1,891,760                    1,891,760
          52,000                       52,000   Washington Mutual, Inc.            2,262,000                    2,262,000
          22,900                       22,900   Wells Fargo & Co.                  1,438,807                    1,438,807
          16,400                       16,400   Willis Group Holdings, Ltd.          605,816                      605,816
                                                                                ------------   -----------   ------------
                                                                                  34,610,237     1,132,174     35,742,411
                                                                                ------------   -----------   ------------
Health Care (10.9)%
          29,200         6,940         36,140   Abbott Laboratories                1,151,356       273,644      1,425,000
                         6,253          6,253   Amgen, Inc.(a)                                     493,112        493,112
          43,600                       43,600   Bristol-Myers Squibb Co.           1,001,928                    1,001,928
                         5,865          5,865   Caremark Rx, Inc.                                  303,748        303,748
          17,000                       17,000   Cigna Corp.                        1,898,900                    1,898,900
                         2,385          2,385   Genentech, Inc.(a)                                 220,613        220,613
                         2,870          2,870   Genzyme Corp.(a)                                   203,139        203,139
                         5,502          5,502   Gilead Sciences, Inc.(a)                           289,570        289,570
          25,000                       25,000   HCA, Inc.                          1,262,500                    1,262,500
          17,400        11,846         29,246   Johnson & Johnson                  1,045,740       711,944      1,757,684
                         4,449          4,449   Medco Health Solutions,                            248,254        248,254
                                                Inc.(a)
                         8,608          8,608   Medtronic, Inc.                                    495,562        495,562
          61,000                       61,000   Merck & Co., Inc.                  1,940,410                    1,940,410
                         5,400          5,400   Novartis AG, ADR                                   283,392        283,392
          51,000         9,865         60,865   Pfizer, Inc.                       1,189,320       230,052      1,419,372
                         6,811          6,811   UnitedHealth Group, Inc.                           423,236        423,236
                         3,056          3,056   Wellpoint, Inc.(a)                                 243,838        243,838
          15,000         7,140         22,140   Wyeth                                691,050       328,940      1,019,990
                                                                                ------------   -----------   ------------
                                                                                  10,181,204     4,749,044     14,930,248
                                                                                ------------   -----------   ------------

                                                                                                               PROFORMA
    LARGE CAP       LARGE CAP      PROFORMA                                       LARGE CAP     LARGE CAP      COMBINED
       VIF          GROWTH VIF     COMBINED                                          VIF        GROWTH VIF       FAIR
     SHARES           SHARES        SHARES           SECURITY DESCRIPTION        FAIR VALUE     FAIR VALUE       VALUE
----------------   -----------   ------------        --------------------       ------------   -----------   ------------

Industrials (9.1)%
                         4,514          4,514   Boeing Co.                                         317,063        317,063
                         6,201          6,201   Caterpillar, Inc.                                  358,232        358,232
          15,000                       15,000   CSX Corp.                            761,550                      761,550
                         2,245          2,245   Danaher Corp.                                      125,226        125,226
                         6,296          6,296   Dow Chemical Co. (The)                             275,891        275,891
           9,500                        9,500   Emerson Electric Co.                 709,650                      709,650
                         1,406          1,406   Fedex Corp.                                        145,366        145,366
          31,000        28,213         59,213   General Electric Co.               1,086,550       988,866      2,075,416
                         3,300          3,300   Honeywell International, Inc.                      122,925        122,925
                         2,892          2,892   Illinois Tool Works, Inc.                          254,467        254,467
                        11,774         11,774   National Semiconductor Corp.                       305,889        305,889
          18,900                       18,900   Parker-Hannifin Corp.              1,246,644                    1,246,644
           3,500         2,415          5,915   Phelps Dodge Corp.                   503,545       347,446        850,991
          27,600                       27,600   Pitney Bowes, Inc.                 1,166,100                    1,166,100
                         4,661          4,661   Precision Castparts Corp.                          241,486        241,486
          47,000                       47,000   Raytheon Co.                       1,887,050                    1,887,050
          14,000                       14,000   Textron, Inc.                      1,077,720                    1,077,720
                         3,158          3,158   United Parcel Service, Inc.,                       237,324        237,324
                                                Class B
                         6,096          6,096   United Technologies Corp.                          340,827        340,827
                                                                                ------------   -----------   ------------
                                                                                   8,438,809     4,061,008     12,499,817
                                                                                ------------   -----------   ------------
Information Technology (11.9)%
                         4,941          4,941   3M Co.                                             382,928        382,928
                         1,887          1,887   Apple Computer, Inc.(a)                            135,656        135,656
          25,400                       25,400   Automatic Data Processing,         1,165,606                    1,165,606
                                                Inc.
                        30,747         30,747   Cisco Systems, Inc.(a)                             526,389        526,389
                        12,768         12,768   Corning, Inc.(a)                                   251,019        251,019
                         7,767          7,767   Dell, Inc.(a)                                      232,932        232,932
                         8,530          8,530   EMC Corp.(a)                                       116,179        116,179
          29,000                       29,000   First Data Corp.                   1,247,290                    1,247,290
                           605            605   Google, Inc.(a)                                    250,990        250,990
          82,200                       82,200   Hewlett-Packard Co.                2,353,386                    2,353,386
           4,800         6,442         11,242   IBM Corp.                            394,560       529,532        924,092
                        31,504         31,504   Intel Corp.                                        786,340        786,340
          40,000        37,536         77,536   Microsoft Corp.                    1,046,000       981,567      2,027,567
                         9,956          9,956   Monster Worldwide, Inc.(a)                         406,404        406,404
                        19,939         19,939   Motorola, Inc.                                     450,422        450,422
          87,000        10,094         97,094   Nokia Corp., ADR                   1,592,100       184,720      1,776,820
                        30,800         30,800   Oracle Corp.(a)                                    376,068        376,068
                         6,100          6,100   QUALCOMM, Inc.                                     262,788        262,788
                        11,579         11,579   Texas Instruments, Inc.                            371,339        371,339
          96,000        23,776        119,776   Time Warner, Inc.                  1,674,240       414,653      2,088,893
                         3,116          3,116   Yahoo!, Inc.                                       122,085        122,085
                                                                                ------------   -----------   ------------
                                                                                   9,473,182     6,782,011     16,255,193
                                                                                ------------   -----------   ------------

                                                                                                               PROFORMA
    LARGE CAP       LARGE CAP      PROFORMA                                       LARGE CAP     LARGE CAP      COMBINED
       VIF          GROWTH VIF     COMBINED                                          VIF        GROWTH VIF       FAIR
     SHARES           SHARES        SHARES           SECURITY DESCRIPTION        FAIR VALUE     FAIR VALUE       VALUE
----------------   -----------   ------------        --------------------       ------------   -----------   ------------

Materials (4.1)%
          17,000                       17,000   Air Products & Chemical, Inc.      1,006,230                    1,006,230
          41,000                       41,000   Alcoa, Inc.                        1,212,370                    1,212,370
           5,000                        5,000   E.I. DuPont de Nemours & Co.         212,500                      212,500
          39,800                       39,800   Sonoco Products Co.                1,170,120                    1,170,120
          30,000                       30,000   Weyerhaeuser Co.                   1,990,200                    1,990,200
                                                                                ------------                 ------------
                                                                                   5,591,420                    5,591,420
                                                                                ------------                 ------------
Telecommunication Services (4.3)%
          72,399                       72,399   AT&T, Inc.                         1,773,052                    1,773,052
          36,800                       36,800   BellSouth Corp.                      997,280                      997,280
          60,000         9,423         69,423   Sprint Nextel Corp.                1,401,600       220,121      1,621,721
          52,000                       52,000   Verizon Communications,            1,566,240                    1,566,240
                                                                                ------------   -----------   ------------
                                                                                   5,738,172       220,121      5,958,293
                                                                                ------------   -----------   ------------
Utilities (4.4)%
          16,000                       16,000   Dominion Resources, Inc.           1,235,200                    1,235,200
          30,000                       30,000   Duke Energy Corp.                    823,500                      823,500
          38,200                       38,200   National Fuel Gas Co.              1,191,458                    1,191,458
          70,000                       70,000   NiSource, Inc.                     1,460,200                    1,460,200
           6,450                        6,450   SCANA Corp.                          254,001                      254,001
          59,910                       59,910   Xcel Energy, Inc.                  1,105,939                    1,105,939
     -----------   -----------   ------------                                   ------------                 ------------
Cost
     $90,964,299   $20,175,360   $111,139,659                                      6,070,298                    6,070,298
                                                                                ------------   -----------   ------------
Total Common Stocks                                                              110,646,901    22,490,460    133,137,361
                                                                                ------------   -----------   ------------
REPURCHASE AGREEMENT (3.0)%
Repurchase Agreement (3.0)%
     $ 3,042,954   $ 1,026,296   $  4,069,250   U.S. Bank N.A., 4.05%, dated       3,042,954     1,026,296      4,069,250
                                                12/31/05, maturing 1/3/06,
                                                with a maturity value of
                                                $4,071,081 (Collateralized
                                                fully by U.S. Government
                                                Agencies)
     -----------   -----------   ------------                                   ------------   -----------   ------------
Cost
     $ 3,042,954   $ 1,026,296   $  4,069,250
Total Repurchase Agreement                                                         3,042,954     1,026,296      4,069,250
                                                                                ------------   -----------   ------------
TOTAL INVESTMENTS -- 100.1%                                                     $113,689,855   $23,516,756   $137,206,611
                                                                                ============   ===========   ============
COST
     $94,007,253   $21,201,656   $115,208,909



--------

Percentages indicated are based on combined net assets of $137,171,167.

(a) Represents non-income producing security.

ADR -- American Depositary Receipt.

REIT -- Real Estate Investment Trust.


          See accompanying notes to the Pro Forma financial statements.

                               BB&T LARGE CAP VIF

                  STATEMENT OF ASSETS AND LIABILITIES PRO FORMA
                                DECEMBER 31, 2005
                                   (UNAUDITED)



                                        LARGE CAP                     PRO FORMA      PRO FORMA
                                        GROWTH VIF   LARGE CAP VIF   ADJUSTMENTS     COMBINED
                                       -----------   -------------   -----------   ------------



ASSETS:
Investments, at cost.................  $20,175,360    $ 90,964,299    $      --    $111,139,659
     Unrealized appreciation
       (depreciation)................    2,315,100      19,682,602           --      21,997,702
                                       -----------    ------------    ---------    ------------
     Investments, at fair value......   22,490,460     110,646,901           --     133,137,361
Repurchase agreements, at cost.......    1,026,296       3,042,954           --       4,069,250
Cash.................................           --           4,402           --           4,402
Interest and dividends receivable....       22,682         209,507           --         232,189
Receivable for capital shares
  issued.............................           67          14,717           --          14,784
Prepaid expenses.....................        1,054           5,069           --           6,123
                                       -----------    ------------    ---------    ------------
Total Assets:........................   23,540,559     113,923,550           --     137,464,109
                                       -----------    ------------    ---------    ------------

LIABILITIES:
Payable for investments purchased....           --         182,906           --         182,906
Payable for capital shares redeemed..        1,258           9,085           --          10,343
Accrued expenses and other payables..
  Investment advisory fees...........        8,109          47,412           --          55,521
  Administration fees................        2,280          11,004           --          13,284
  Fund accounting fees...............          358           1,133           --           1,491
  Transfer agency fees...............        1,319           2,094           --           3,413
  Compliance service fees............          274           1,317           --           1,591
  Other..............................        3,790          20,603           --          24,393
                                       -----------    ------------    ---------    ------------
Total Liabilities:...................       17,388         275,554           --         292,942
                                       -----------    ------------    ---------    ------------
NET ASSETS:
Capital..............................   21,265,528      94,851,983           --     116,117,511
Undistributed net investment income
  (loss).............................           --          24,377           --          24,377
Accumulated realized gains/(losses)
  from investment transactions.......      (57,457)       (910,966)          --        (968,423)
Net unrealized
  appreciation/depreciation on
  investments........................    2,315,100      19,682,602           --      21,997,702
                                       -----------    ------------    ---------    ------------
Net Assets...........................  $23,523,171    $113,647,996    $      --    $137,171,167
                                       ===========    ============    ---------    ============
OUTSTANDING UNITS OF BENEFICIAL
  INTEREST (SHARES)(A)...............    2,285,271       8,120,486     (607,816)      9,797,941
                                       ===========    ============    ---------    ============
NET ASSET VALUE(A)...................  $     10.29    $      14.00                 $      14.00
                                       ===========    ============                 ============




--------

(A) Shares of the Large Cap Growth VIF are exchanged for new Shares of the Large Cap VIF, to commence operations upon consummation of the merger.


          See accompanying notes to the Pro Forma financial statements.

BB&T LARGE CAP VIF
PRO FORMA
STATEMENT OF OPERATIONS (UNAUDITED)        LARGE CAP                    PRO FORMA     PRO FORMA
FOR THE PERIOD ENDED DECEMBER 31, 2005    GROWTH VIF   LARGE CAP VIF   ADJUSTMENTS    COMBINED
--------------------------------------    ----------   -------------   -----------   ----------


INVESTMENT INCOME:
Interest Income.........................   $  30,269     $  117,232      $     --    $  147,501
Dividend Income.........................     241,567      2,957,911            --     3,199,478
                                           ---------     ----------      --------    ----------
Total Investment Income.................     271,836      3,075,143            --     3,346,979
                                           ---------     ----------      --------    ----------
EXPENSES:
Investment advisory fees................     169,101        831,024            --     1,000,125
Administration, transfer agency and fund
  accounting fees.......................      31,486         93,267        (1,850)      122,903
Administration fees.....................      17,717         85,967            --       103,684
Fund accounting fees....................       5,751         11,917        (4,500)       13,168
Transfer agency fees....................       6,879         13,051          (450)       19,480
Compliance service fees.................       2,001          9,936            --        11,937
Custodian fees..........................       2,862         14,306            --        17,168
Professional fees.......................      13,420         68,366        (6,500)       75,286
Trustee fees............................       3,005         15,148            --        18,153
Other...................................       7,782         34,906            --        42,688
                                           ---------     ----------      --------    ----------
Total expenses before waivers...........     260,004      1,177,888       (13,300)    1,424,592
Less expenses waived or reimbursed by
  the Investment Advisor................     (78,732)      (235,503)       15,500      (298,735)
Less expenses waived by the
  Administrator and its affiliates......          --        (54,844)      (10,850)      (65,694)
                                           ---------     ----------      --------    ----------
Net Expenses............................     181,272        887,541        (8,650)    1,060,163
                                           ---------     ----------      --------    ----------
Net Investment Income (Loss)............      90,564      2,187,602         8,650     2,286,816
                                           ---------     ----------      --------    ----------
REALIZED/UNREALIZED GAINS (LOSSES) ON
  INVESTMENTS:
Net realized gains (losses) from
  investment security transactions......     761,512      5,648,845            --     6,410,357
Change in unrealized
  appreciation/depreciation of
  investments...........................    (393,355)      (351,242)           --      (744,597)
                                           ---------     ----------      --------    ----------
Net realized/unrealized gains (losses)
  on investments........................     368,157      5,297,603            --     5,665,760
                                           ---------     ----------      --------    ----------
Change in net assets from operations....   $ 458,721     $7,485,205      $  8,650    $7,952,576
                                           =========     ==========      ========    ==========





          See accompanying notes to the Pro Forma financial statements.

                               BB&T LARGE CAP VIF

               PROFORMA COMBINED SCHEDULE OF PORTFOLIO INVESTMENTS
                                  JUNE 30, 2006
                                   (UNAUDITED)





  LARGE CAP     LARGE CAP      PROFORMA                                         LARGE CAP     LARGE CAP      PROFORMA
     VIF        GROWTH VIF     COMBINED                                            VIF        GROWTH VIF     COMBINED
   SHARES         SHARES        SHARES            SECURITY DESCRIPTION         FAIR VALUE     FAIR VALUE    FAIR VALUE
------------   -----------   ------------         --------------------        ------------   -----------   ------------


COMMON STOCKS (94.7)%
Consumer Discretionary (10.1)%
                    10,500         10,500   American Eagle Outfitters,        $              $   357,420   $    357,420
                                            Inc.
                     4,300          4,300   Best Buy Co., Inc.                                   235,812        235,812
                     7,225          7,225   Coach, Inc.(a)                                       216,028        216,028
                     7,000          7,000   Comcast Corp., Class A(a)                            229,180        229,180
      46,906                       46,906   Gannett Co., Inc.                    2,623,453                    2,623,453
                     3,625          3,625   J.C. Penney Company, Inc.                            244,724        244,724
                     3,750          3,750   Lowe's Companies., Inc.                              227,513        227,513
      72,315                       72,315   Mattel, Inc.                         1,193,921                    1,193,921
                    11,800         11,800   Staples, Inc.                                        286,976        286,976
                    12,250         12,250   Starbucks Corp.(a)                                   462,559        462,559
     103,883                      103,883   Tiffany & Co.                        3,430,216                    3,430,216
      17,174                       17,174   V.F. Corp.                           1,166,458                    1,166,458
     108,110                      108,110   Walt Disney Co. (The)                3,243,300                    3,243,300
                                                                              ------------   -----------   ------------
                                                                                11,657,348     2,260,212     13,917,560
                                                                              ------------   -----------   ------------
Consumer Staples (5.6)%
      23,052                       23,052   Altria Group, Inc.                   1,692,708                    1,692,708
                     9,550          9,550   Archer-Daniels-Midland Co.                           394,224        394,224
                     7,500          7,500   CVS Corp.                                            230,250        230,250
                     4,000          4,000   Hershey Co. (The)                                    220,280        220,280
      45,980                       45,980   Kimberly-Clark Corp.                 2,836,966                    2,836,966
                     4,200          4,200   PepsiCo, Inc.                                        252,168        252,168
                     6,000          6,000   Procter & Gamble Co.                                 333,600        333,600
      94,452                       94,452   Sara Lee Corp.                       1,513,121                    1,513,121
       6,590                        6,590   SUPERVALU, Inc.                        202,313                      202,313
                     2,475          2,475   Wal-Mart Stores, Inc.                                119,221        119,221
                                                                              ------------   -----------   ------------
                                                                                 6,245,108     1,549,743      7,794,851
                                                                              ------------   -----------   ------------
Energy (10.8)%
      36,428                       36,428   Anadarko Petroleum Corp.             1,737,251                    1,737,251
                     4,400          4,400   Baker Hughes, Inc.                                   360,139        360,139
                     6,375          6,375   Cameco Corp.                                         254,809        254,809
      54,300                       54,300   ChevronTexaco Corp.                  3,369,858                    3,369,858
      44,028                       44,028   ConocoPhillips                       2,885,155                    2,885,155
      40,253                       40,253   Duke Energy Corp.                    1,182,231                    1,182,231
      48,182                       48,182   Exxon Mobil Corp.                    2,955,966                    2,955,966
                     4,550          4,550   Halliburton Co.                                      337,656        337,656
      15,968         3,800         19,768   Schlumberger, Ltd.                   1,039,676       247,418      1,287,094
                     5,000          5,000   Valero Energy Corp.                                  332,600        332,600
                     6,450          6,450   Weatherford International,                           320,049        320,049
                                            Ltd.(a)
                                                                              ------------   -----------   ------------
                                                                                13,170,137     1,852,671     15,022,808
                                                                              ------------   -----------   ------------
Financials (19.0)%
                     3,550          3,550   AllianceBernstein Holding LP                         217,047        217,047

  LARGE CAP     LARGE CAP      PROFORMA                                         LARGE CAP     LARGE CAP      PROFORMA
     VIF        GROWTH VIF     COMBINED                                            VIF        GROWTH VIF     COMBINED
   SHARES         SHARES        SHARES            SECURITY DESCRIPTION         FAIR VALUE     FAIR VALUE    FAIR VALUE
------------   -----------   ------------         --------------------        ------------   -----------   ------------

      15,450                       15,450   Ambac Financial Group, Inc.          1,252,995                    1,252,995
      30,200         3,775         33,975   American International Group,        1,783,310       222,914      2,006,224
                                            Inc.
      41,500                       41,500   Bank of New York Company, Inc.       1,336,300                    1,336,300
                                            (The)
                     1,750          1,750   Bear Stearns Companies, Inc.                         245,139        245,139
                                            (The)
                    13,350         13,350   Charles Schwab Corp. (The)                           213,333        213,333
                       578            578   Chicago Mercantile Exchange                          283,884        283,884
                                            Holdings, Inc.
      67,433                       67,433   Citigroup, Inc.                      3,252,967                    3,252,967
      34,265                       34,265   Fannie Mae                           1,648,147                    1,648,147
                     1,550          1,550   Goldman Sachs Group, Inc. (The)                      233,167        233,167
      84,390                       84,390   J.P. Morgan Chase & Co.              3,544,379                    3,544,379
      19,727                       19,727   Lincoln National Corp.               1,113,392                    1,113,392
      31,500         3,250         34,750   Merrill Lynch & Co., Inc.            2,191,140       226,070      2,417,210
      42,700                       42,700   Northern Trust Corp.                 2,361,310                    2,361,310
                     3,125          3,125   Prudential Financial, Inc.                           242,813        242,813
      49,651                       49,651   St. Paul Travelers Cos, Inc.         2,213,442                    2,213,442
                                            (The)
      52,894                       52,894   Washington Mutual, Inc.              2,410,909                    2,410,909
      18,097                       18,097   Wells Fargo & Co.                    1,213,947                    1,213,947
                                                                              ------------   -----------   ------------
                                                                                24,322,238     1,884,367     26,206,605
                                                                              ------------   -----------   ------------
Health Care (15.9)%
      30,200                       30,200   Abbott Laboratories                  1,317,022                    1,317,022
                     3,375          3,375   Aetna, Inc.                                          134,764        134,764
                     5,050          5,050   AmerisourceBergen Corp.                              211,696        211,696
      52,388         3,173         55,561   Amgen, Inc.(a)                       3,417,269       206,975      3,624,244
                     7,200          7,200   Amylin Pharmaceuticals, Inc.(a)                      355,464        355,464
      38,769                       38,769   Bristol-Myers Squibb Co.             1,002,566                    1,002,566
                     5,865          5,865   Caremark Rx, Inc.                                    292,488        292,488
                     7,750          7,750   Celgene Corp.(a)                                     367,583        367,583
      14,088                       14,088   Cigna Corp.                          1,387,809                    1,387,809
                     3,200          3,200   Fisher Scientific                                    233,760        233,760
                                            International, Inc. (a)
                     2,875          2,875   Genentech, Inc.(a)                                   235,175        235,175
                     4,253          4,253   Gilead Sciences, Inc.(a)                             251,607        251,607
      25,700                       25,700   HCA, Inc.                            1,108,955                    1,108,955
                     6,500          6,500   Humana, Inc.(a)                                      349,050        349,050
      48,203                       48,203   Johnson & Johnson                    2,888,324                    2,888,324
                     4,449          4,449   Medco Health Solutions, Inc.(a)                      254,839        254,839
                     4,550          4,550   Medtronic, Inc.                                      213,486        213,486
      84,262                       84,262   Merck & Co., Inc.                    3,069,665                    3,069,665
                     7,125          7,125   Novartis AG, ADR                                     384,179        384,179
     122,174                      122,174   Pfizer, Inc.                         2,867,424                    2,867,424
                     1,800          1,800   Wellpoint, Inc .(a)                                  130,986        130,986
      23,900         6,200         30,100   Wyeth                                1,061,399       275,342      1,336,741
                                                                              ------------   -----------   ------------
                                                                                18,120,433     3,897,394     22,017,827
                                                                              ------------   -----------   ------------
Industrials (7.4)%
                     7,407          7,407   Boeing Co.                                           606,708        606,708
                     6,200          6,200   Caterpillar, Inc.                                    461,776        461,776
                     5,304          5,304   Danaher Corp.                                        341,153        341,153
       6,881         4,250         11,131   Emerson Electric Co.                   576,697       356,193        932,890

  LARGE CAP     LARGE CAP      PROFORMA                                         LARGE CAP     LARGE CAP      PROFORMA
     VIF        GROWTH VIF     COMBINED                                            VIF        GROWTH VIF     COMBINED
   SHARES         SHARES        SHARES            SECURITY DESCRIPTION         FAIR VALUE     FAIR VALUE    FAIR VALUE
------------   -----------   ------------         --------------------        ------------   -----------   ------------

                     2,368          2,368   Fedex Corp.                                          276,724        276,724
                     3,800          3,800   Fluor Corp.                                          353,134        353,134
      17,465        10,300         27,765   General Electric Co.                   575,646       339,488        915,134
                     4,700          4,700   Illinois Tool Works, Inc.                            223,250        223,250
                     4,500          4,500   Joy Global, Inc.                                     234,405        234,405
                    10,200         10,200   Monster Worldwide, Inc.(a)                           435,132        435,132
      19,200                       19,200   Parker-Hannifin Corp.                1,489,920                    1,489,920
      29,100                       29,100   Pitney Bowes, Inc.                   1,201,830                    1,201,830
                     5,450          5,450   Precision Castparts Corp.                            325,692        325,692
      14,500                       14,500   Textron, Inc.                        1,336,610                    1,336,610
                     4,000          4,000   Union Pacific Corp.                                  371,840        371,840
                     3,995          3,995   United Parcel Service, Inc.,                         328,908        328,908
                                            Class B
                     7,250          7,250   United Technologies Corp.                            459,795        459,795
                                                                              ------------   -----------   ------------
                                                                                 5,180,703     5,114,198     10,294,901
                                                                              ------------   -----------   ------------
Information Technology (14.6)%
                     6,625          6,625   Agilent Technologies, Inc.(a)                        209,085        209,085
                     3,650          3,650   Apple Computer, Inc.(a)                              208,488        208,488
      23,686                       23,686   Automatic Data Processing, Inc.      1,074,160                    1,074,160
                     5,875          5,875   Broadcom Corp., Class A(a)                           176,544        176,544
     174,978        23,050        198,028   Cisco Systems, Inc.(a)               3,417,320       450,166      3,867,486
                    13,700         13,700   Corning, Inc.(a)                                     331,403        331,403
     141,151                      141,151   Dell, Inc.(a)                        3,445,496                    3,445,496
                    18,200         18,200   EMC Corp.(a)                                         199,654        199,654
      25,283                       25,283   First Data Corp.                     1,138,746                    1,138,746
                       655            655   Google, Inc.(a)                                      274,661        274,661
                    10,600         10,600   Hewlett-Packard Co.                                  335,808        335,808
     155,138                      155,138   Intel Corp.                          2,939,865                    2,939,865
                     4,050          4,050   Marvel Technology Group,                             179,537        179,537
                                            Ltd.(a)
      40,300        15,300         55,600   Microsoft Corp.                        938,990       356,490      1,295,480
                     5,700          5,700   Motorola, Inc.                                       114,855        114,855
      91,484                        1,484   Nokia Corp., ADR                     1,853,466                    1,853,466
                    30,800         30,800   Oracle Corp.(a)                                      446,291        446,291
                     5,800          5,800   Paychex, Inc.                                        226,084        226,084
                     5,750          5,750   QUALCOMM, Inc.                                       230,403        230,403
      93,812                       93,812   Time Warner, Inc.                    1,622,948                    1,622,948
                                                                              ------------   -----------   ------------
                                                                                16,430,991     3,739,469     20,170,460
                                                                              ------------   -----------   ------------
Materials (3.3)%
      20,800                       20,800   Air Products & Chemical, Inc.        1,329,536                    1,329,536
      41,916                       41,916   Alcoa, Inc.                          1,356,402                    1,356,402
      31,021                       31,021   Weyerhaeuser Co.                     1,931,057                    1,931,057
                                                                              ------------                 ------------
                                                                                 4,616,995                    4,616,995
                                                                              ------------                 ------------
Telecommunication Services (4.8)%
                    10,700         10,700   America Movil SA de CV,                              355,882        355,882
                                            Series L, ADR
                     7,675          7,675   American Tower Corp., Class                          238,846        238,846
                                            A(a)
      69,799         9,100         78,899   AT&T, Inc.                           1,946,694       253,799      2,200,493
      29,940                       29,940   BellSouth Corp.                      1,083,828                    1,083,828

  LARGE CAP     LARGE CAP      PROFORMA                                         LARGE CAP     LARGE CAP      PROFORMA
     VIF        GROWTH VIF     COMBINED                                            VIF        GROWTH VIF     COMBINED
   SHARES         SHARES        SHARES            SECURITY DESCRIPTION         FAIR VALUE     FAIR VALUE    FAIR VALUE
------------   -----------   ------------         --------------------        ------------   -----------   ------------

                     6,950          6,950   NII Holdings, Inc.(a)                                391,841        391,841
      71,025                       71,025   Verizon Communications, Inc.         2,378,627                    2,378,627
                                                                              ------------   -----------   ------------
                                                                                 5,409,149     1,240,368      6,649,517
                                                                              ------------   -----------   ------------
Utilities (3.2)%
      16,467                       16,467   Dominion Resources, Inc.             1,231,567                    1,231,567
      89,504                       89,504   NiSource, Inc.                       1,954,768                    1,954,768
      14,549                       14,549   SCANA Corp.                            561,300                      561,300
      38,469                       38,469   Xcel Energy, Inc.                      737,835                      737,835
------------   -----------   ------------                                     ------------                 ------------
Cost
$ 93,731,105   $20,104,497   $113,835,602                                        4,485,470                    4,485,470
                                                                              ------------                 ------------
Total Common Stocks                                                            109,638,572    21,538,422    131,176,994
                                                                              ------------   -----------   ------------
REPURCHASE AGREEMENT (6.4)%
Repurchase Agreement (6.4)%
  $7,262,814   $ 1,626,433   $  8,889,247   U.S. Bank N.A., 4.80%, dated         7,262,814     1,626,433      8,889,247
                                            6/30/06, maturing 7/3/06, with
                                            a maturity value of $8,892,987
                                            (Collateralized fully by U.S.
                                            Government Agencies)
------------   -----------   ------------                                     ------------   -----------   ------------
Cost
$  7,262,814   $ 1,626,433   $  8,889,247
Total Repurchase Agreement                                                       7,262,814     1,626,433      8,889,247
                                                                              ------------   -----------   ------------
TOTAL INVESTMENTS -- 101.1%                                                   $116,901,386   $23,164,855   $140,066,241
                                                                              ============   ===========   ============
COST
$100,993,919   $21,730,930   $122,724,849



--------

Percentages indicated are based on combined net assets of $138,474,534.

  (a) Represents non-income producing security.

      ADR -- American Depositary Receipt.

          See accompanying notes to the Pro Forma financial statements.

                               BB&T LARGE CAP VIF

                  STATEMENT OF ASSETS AND LIABILITIES PRO FORMA
                                  JUNE 30, 2006
                                   (UNAUDITED)



                                        LARGE CAP                     PRO FORMA      PRO FORMA
                                        GROWTH VIF   LARGE CAP VIF   ADJUSTMENTS     COMBINED
                                       -----------   -------------   -----------   ------------



ASSETS:
Investments, at cost.................  $20,104,497    $ 93,731,105    $      --    $113,835,602
     Unrealized appreciation
       (depreciation)................    1,433,925      15,907,467           --      17,341,392
                                       -----------    ------------    ---------    ------------
     Investments, at fair value......   21,538,422     109,638,572           --     131,176,994
Repurchase agreements, at cost.......    1,626,433       7,262,814           --       8,889,247
Interest and dividends receivable....       10,653         156,062           --         166,715
Receivable for capital shares
  issued.............................       18,991          44,637           --          63,628
Receivable for investments sold......           --       1,864,916           --       1,864,916
Prepaid expenses.....................          607          15,200           --          15,807
                                       -----------    ------------    ---------    ------------
Total Assets:........................   23,195,106     118,982,201           --     142,177,307
                                       -----------    ------------    ---------    ------------

LIABILITIES:
Payable for investments purchased....           --       3,626,802           --       3,626,802
Payable for capital shares redeemed..           85             674           --             759
Accrued expenses and other payables..
  Investment advisory fees...........        9,345          47,011           --          56,356
  Administration fees................        2,101          10,586           --          12,687
  Fund accounting fees...............          187             940           --           1,127
  Transfer agency fees...............          312           1,065           --           1,377
  Compliance service fees............          252           1,248           --           1,500
  Trustee fees.......................            9              43           --              52
  Other..............................        2,113              --           --           2,113
                                       -----------    ------------    ---------    ------------
Total Liabilities:...................       14,404       3,688,369           --       3,702,773
                                       -----------    ------------    ---------    ------------
NET ASSETS:
Capital..............................   21,358,923      90,756,630           --     112,115,553
Undistributed net investment income
  (loss).............................          (85)           (313)          --            (398)
Accumulated realized gains/(losses)
  from investment transactions.......      387,939       8,630,048           --       9,017,987
Net unrealized
  appreciation/depreciation on
  investments........................    1,433,925      15,907,467           --      17,341,392
                                       -----------    ------------    ---------    ------------
Net Assets...........................  $23,180,702    $115,293,832    $      --    $138,474,534
                                       ===========    ============    ---------    ============
OUTSTANDING UNITS OF BENEFICIAL
  INTEREST (SHARES)(A)...............    2,295,098       7,841,644     (716,706)      9,420,036
                                       ===========    ============    ---------    ============
NET ASSET VALUE(A)...................  $     10.10    $      14.70                 $      14.70
                                       ===========    ============                 ============




--------

(A) Shares of the Large Cap Growth VIF are exchanged for new Shares of the Large Cap VIF, to commence operations upon consummation of the merger.


          See accompanying notes to the Pro Forma financial statements.

BB&T LARGE CAP VIF
PRO FORMA
STATEMENT OF OPERATIONS (UNAUDITED)        LARGE CAP                    PRO FORMA     PRO FORMA
FOR THE PERIOD ENDED JUNE 30, 2006        GROWTH VIF   LARGE CAP VIF   ADJUSTMENTS     COMBINED
-----------------------------------       ----------   -------------   -----------   -----------


INVESTMENT INCOME:
Interest Income.........................   $  14,211    $   108,164      $     --    $   122,375
Dividend Income.........................     127,571      1,429,360            --      1,556,931
                                           ---------    -----------      --------    -----------
Total Investment Income.................     141,782      1,537,524            --      1,679,306
                                           ---------    -----------      --------    -----------
EXPENSES:
Investment advisory fees................      87,204        431,210            --        518,414
Administration fees.....................      13,302         65,777            --         79,079
Fund accounting fees....................       3,567         13,147        (3,900)        12,814
Transfer agency fees....................       1,179          5,828          (250)         6,757
Compliance service fees.................       1,493          6,111            --          7,604
Custodian fees..........................       1,129          4,547            --          5,676
Professional fees.......................      10,305         43,346        (6,000)        47,651
Trustee fees............................       1,678          7,140            --          8,818
Other...................................         427          2,364          (650)         2,141
                                           ---------    -----------      --------    -----------
Total expenses before waivers...........     120,284        579,470       (10,800)       688,954
Less expenses waived by the Investment
  Advisor...............................     (28,462)      (142,272)           --       (170,734)
                                           ---------    -----------      --------    -----------
Net Expenses............................      91,822        437,198       (10,800)       518,220
                                           ---------    -----------      --------    -----------
Net Investment Income (Loss)............      49,960      1,100,326        10,800      1,161,086
                                           ---------    -----------      --------    -----------
REALIZED/UNREALIZED GAINS (LOSSES) ON
  INVESTMENTS:
Net realized gains (losses) from
  investment securities.................     445,396      9,541,014            --      9,986,410
Change in unrealized
  appreciation/depreciation of
  investments...........................    (881,175)    (3,775,135)           --     (4,656,310)
                                           ---------    -----------      --------    -----------
Net realized/unrealized gains (losses)
  on investments........................    (435,779)     5,765,879            --      5,330,100
                                           ---------    -----------      --------    -----------
Change in net assets from operations....   $(385,819)   $ 6,866,205      $ 10,800    $ 6,491,186
                                           =========    ===========      ========    ===========





          See accompanying notes to the Pro Forma financial statements.

                               BB&T LARGE CAP VIF

                PRO FORMA NOTES TO COMBINING FINANCIAL STATEMENTS
                            JUNE 30, 2006 (UNAUDITED)

1.  DESCRIPTION OF THE FUND:

     The BB&T Large Cap VIF, ("Large Cap VIF") a series of the BB&T Variable Insurance Funds (the "Trust"), is registered under the Investment Company Act of 1940, as amended ("the 1940 Act"), as a diversified, open-end investment company established as a Massachusetts business trust.

     The Trust is authorized to issue an unlimited number of shares of beneficial interest without par value. Shares of the Funds are offered through variable annuity contracts offered through the separate accounts of participating insurance companies.

     The pro forma adjustments and pro forma combined columns of the statements of operations reflect the adjustments necessary to show expenses at the rates which would have been in effect if the Funds were combined for the periods ended December 31, 2005 and June 30, 2006. Investment advisory and administration fees in the pro forma combined column are calculated at the projected rates in effect for the Large Cap VIF based upon the combined net assets of the corresponding Large Cap VIF and the BB&T Large Cap Growth VIF. Certain pro forma adjustments were made to estimate the benefit of combining operations of separate funds into one survivor fund.

     Under the Funds' organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds may enter into contracts with their vendors and others that provide for general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect that risk of loss to be remote.

2.  BASIS OF COMBINATION:

     The accompanying pro forma financial statements are presented to show the effect of the proposed acquisition of the BB&T Large Cap Growth VIF ("Large Cap Growth VIF") a series of the Trust, by Large Cap Fund as if such acquisition had taken place as of January 1, 2006 or July 1, 2006.

     Under the terms of the Plan of Reorganization, the combination of Large Cap Growth VIF and Large Cap VIF will be accounted for by the method of accounting for tax-free mergers of investment companies. The acquisition would be accomplished by an acquisition of the net assets of Large Cap Growth VIF in exchange for shares of Large Cap VIF at the December 31, 2005 or June 30, 2006 net asset values. The statements of assets and liabilities and the related statements of operations of Large Cap Growth VIF and Large Cap VIF have been combined as of and for the periods ended December 31, 2005 and June 30, 2006. Following the acquisition, the Large Cap VIF will be the accounting survivor. In accordance with U.S. generally accepted accounting principles (GAAP), the historical cost of investment securities will be carried forward to the Large Cap VIF and the results of operations for pre-combination periods of the Large Cap VIF will not be restated.

     The accompanying pro forma financial statements should be read in conjunction with the financial statements of Large Cap Growth VIF and Large Cap VIF included in their respective annual and semi-annual reports dated December 31, 2005 and June 30, 2006.

     The following notes refer to the accompanying pro forma financial statements as if the above-mentioned acquisition of Large Cap Growth VIF by Large Cap VIF had taken place as of January 1, 2006 or July 1, 2006.

                               BB&T LARGE CAP VIF

3.  SIGNIFICANT ACCOUNTING POLICIES:

     The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The policies are in conformity with GAAP. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

  SECURITIES VALUATION:

     Investments in common stocks, the principal market for which is a securities exchange or an over-the-counter market, are valued at their latest available sale price (except for those securities that are traded on NASDAQ, which will be valued at the NASDAQ official closing price) or in the absence of such a price, by reference to the latest available bid price in the principal market in which such securities are normally traded. The Large Cap VIF may also use an independent pricing service approved by the Board of Trustees to value certain securities. Such prices reflect fair values which may be established through the use of electronic and matrix techniques. Short-term obligations that mature in 60 days or less are valued at either amortized cost or original cost plus interest, which approximates current value. Investments in closed-end investment companies are valued at their fair values based upon the latest available bid prices in the principal market in which such securities are normally traded. The differences between cost and fair values of investments are reflected as either unrealized appreciation or depreciation. Securities for which market quotations are not readily available will be valued at fair value using methods determined in good faith by the Pricing Committee under the supervision of the Board of Trustees.

  SECURITIES TRANSACTIONS AND RELATED INCOME:

     During the period, security transactions are accounted for no later than one business day after trade date. For financial reporting purposes, however, security transactions are accounted for on trade date of the last business day of the reporting period. Interest income is recognized on the accrual basis and includes, where applicable, the pro-rata amortization/accretion of premium or discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

  REPURCHASE AGREEMENTS AND COLLATERALIZED LOAN AGREEMENTS:

     The Fund may enter into agreements with member banks of the Federal Deposit Insurance Corporation and with registered broker/dealers that BB&T Asset Management, Inc. ("BB&T") deems creditworthy under guidelines approved by the Board of Trustees, subject to the seller's agreement to repurchase such securities at a mutually agreed-upon date and price. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying Fund securities. The seller, under these types of agreements, is required to maintain the value of collateral held pursuant to the agreement at not less than the repurchase price (including accrued interest). Securities subject to repurchase are held by the Fund's custodian, another qualified custodian, or in the Federal Reserve/Treasury book-entry system. In the event of counterparty default, the Fund has the right to use the collateral to offset losses incurred. There is potential for loss to the Fund in the event the Fund is delayed or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the fair value of the underlying securities during the period while the Fund seeks to assert its rights.

                               BB&T LARGE CAP VIF

  ALLOCATION METHODOLOGY:

     Expenses directly attributable to a Fund are charged to that Fund. Expenses not directly attributable to a Fund are allocated proportionately among all Funds daily in relation to the net assets of each Fund or on another reasonable basis. Expenses which are attributable to more than one Trust are allocated across the BB&T Variable Insurance Funds and BB&T Funds Trusts, based upon relative net assets or on another reasonable basis. BB&T serves as the Investment Advisor for the BB&T Variable Insurance Funds and BB&T Fund Trusts.

  DIVIDENDS TO SHAREHOLDERS:

     Dividends from net investment income are declared and paid quarterly for the Large Cap Growth VIF and Large Cap VIF. Distributable net realized gains, if any, are declared and distributed at least annually.

     The character of income and gains distributed are determined in accordance with federal income tax regulations, which may differ from GAAP. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g. reclass of market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends to shareholders which exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

4.  CAPITAL SHARES:

     The pro forma net asset value per share assumes the issuance of shares of the Large Cap VIF that would have been issued at June 30, 2006, in connection with the proposed reorganization. The number of shares assumed to be issued is equal to the net asset value of shares of Large Cap Growth VIF, as of June 30, 2006, divided by the net asset value per share of the shares of Large Cap VIF as of June 30, 2006. The pro forma number of shares outstanding, by class, for the combined Fund consists of the following at June 30, 2006:


                                                         SHARES ASSUMED   TOTAL OUTSTANDING
                                       SHARES OF LARGE      ISSUED IN           SHARES
                                        CAP GROWTH VIF   REORGANIZATION    POST-COMBINATION
                                       ---------------   --------------   -----------------


CAPITAL SHARES
Outstanding Units of Beneficial
  Interest (Shares)..................     2,295,098         7,124,938         9,420,036




                                           LARGE CAP                      PRO FORMA
                                           GROWTH VIF   LARGE CAP VIF     COMBINED
                                          -----------   -------------   ------------


CAPITALIZATION
NET ASSETS..............................  $23,180,702    $115,293,832   $138,474,534
NET ASSET -- OFFERING AND REDEMPTION
  PRICE PER SHARE.......................  $     10.10    $      14.70   $      14.70
OUTSTANDING UNITS OF BENEFICIAL INTEREST
  (SHARES)..............................    2,295,098       7,841,644      9,418,266
RATIO OF EXPENSES TO AVERAGE NET
  ASSETS(A)
Before Fee Waivers......................         1.02%           0.99%          0.98%
After Fee Waivers.......................         0.78%           0.75%          0.74%


--------

(A)   Annualized.

                               BB&T LARGE CAP VIF

5.  FEDERAL INCOME TAXES:

     It is the policy of the Large Cap VIF to continue to qualify as a regulated investment company, after the acquisition, by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income tax is required.

     At December 31, 2005, the Large Cap VIF had net capital loss carryforwards to offset future net capital gains, if any, to the extent provided by the Treasury regulations. To the extent that these carryforwards are used to offset future capital gains, it is probable that the gains that are offset will not be distributed to shareholders.


                                                           AMOUNT    EXPIRES
                                                          --------   -------


Large Cap VIF...........................................  $891,424     2011


     At June 30, 2006 the cost, gross unrealized appreciation and gross unrealized depreciation on securities for federal income tax purposes were as follows:


                                                                                      NET
                                                       TAX            TAX         UNREALIZED
                                                   UNREALIZED     UNREALIZED     APPRECIATION
                                      TAX COST    APPRECIATION   DEPRECIATION   (DEPRECIATION)
                                    -----------   ------------   ------------   --------------


BB&T Large Cap VIF................  122,918,683    20,221,443     (3,073,885)     17,147,558

PART C. OTHER INFORMATION

ITEM 15. INDEMNIFICATION

Article VIII, Sections 1 and 2 of the Registrant's Declaration of Trust provides as follows:

     "Trustees, Officers, etc.

     Section 1. The Trust shall indemnify each of its Trustees and officers (including persons who serve at the Trust's request as directors, officers or trustees of another organization in which the Trust has any interest as a shareholder, creditor or otherwise) (hereinafter referred to as a "Covered Person") against all liabilities and expenses, including but not limited to amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and counsel fees reasonably incurred by any Covered Person in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body, in which such Covered Person may be or may have been involved as a party or otherwise or with which such Covered Person may be or may have been threatened, while in office or thereafter, by reason of being or having been such a Covered Person except with respect to any matter as to which such Covered Person shall have been finally adjudicated in any such action, suit or other proceeding to be liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person's office. Expenses, including counsel fees so incurred by any such Covered Person (but excluding amounts paid in satisfaction of judgments, in compromise or as fines or penalties), shall be paid from time to time by the Trust in advance of the final disposition of any such action, suit or proceeding upon receipt of an undertaking by or on behalf of such Covered Person to repay amounts so paid to the Trust if it is ultimately determined that indemnification of such expenses is not authorized under this Article, provided, however, that either (a) such Covered Person shall have provided appropriate security for such undertaking, (b) the Trust shall be insured against losses arising from any such advance payments or (c) either a majority of the disinterested Trustees acting on the matter (provided that a majority of the disinterested Trustees then in office act on the matter), or independent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts (as opposed to a full trial type inquiry) that there is reason to believe that such Covered Person will be found entitled to indemnification under this Article.

     Compromise Payment

     Section 2. As to any matter disposed of (whether by a compromise payment, pursuant to a consent decree or otherwise) without an adjudication by a court, or by any other body before which the proceeding was brought, that such Covered Person either (a) did not act in good faith in the reasonable belief that his action was in the best interests of the Trust or (b) is liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office, indemnification shall be provided if (a) approved as in the best interests of the Trust, after notice that it involves such indemnification, by at least a majority of the disinterested Trustees acting on the matter (provided that a majority of the disinterested Trustees then in office act on the matter) upon a determination, based upon a review of readily available facts (as opposed to a full trial type inquiry) that such Covered Person acted in good faith in the reasonable belief that his action was in the best interests of the Trust and is not liable to the Trust or its Shareholders by reasons of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office, or (b) there has been obtained an opinion in writing of independent legal counsel, based upon a review of readily available facts (as opposed to a full trial type inquiry) to the effect that such Covered Person appears to have acted in good faith in the reasonable belief that his action was in the best interests of the Trust and that such indemnification would not protect such Person against any liability to the Trust to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office. Any approval pursuant to this Section shall not prevent the recovery from any Covered Person of any amount paid to such Covered Person in accordance with this Section as indemnification if such Covered Person is subsequently adjudicated by a court of competent jurisdiction not to have acted in good faith in the reasonable belief that such Covered Person's action was in the best interests of the Trust or to have been liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person's office."

     Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers, and controlling persons of Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by

     Registrant of expenses incurred or paid by a trustee, officer, or controlling person of Registrant in the successful defense of any action, suit, or proceeding) is asserted by such trustee, officer, or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

     In addition, the Trust maintains a directors and officer liability insurance policy with a maximum coverage of $5,000,000.

ITEM 16. EXHIBITS

(1) Agreement and Declaration of Trust of BB&T Variable Insurance Funds (the "Registrant") (1)

(2)  Bylaws of Registrant (1)

(3)  Not Applicable.

(4)  Form of Agreement and Plan of Reorganization (5)

(5) (i) Article III, Article V, Article VIII, Section 4, and Article IX, Sections 1, 4, 5, and 7 of the Agreement and Declaration of Trust (1)

     (ii) Article 9, Article 10, Section 6, Article 11 of the By-laws (1)

(6)  (i)  Form of Investment Advisory Agreement (2)

     (ii) Form of Investment Sub-Advisory Agreement between BB&T Asset Management, Inc. and Scott and Stringfellow, Inc. (2)

     (iii) Form of Investment Sub-Advisory Agreement between BB&T Asset Management, Inc. and Sterling Capital Management LLC (4)

(7)  Not Applicable.

(8)  Not applicable.

(9)  Form of Custody Agreement between the Registrant and US Bank (2)

(10) (i) Form of Management and Administration Agreement between Registrant and BB&T Asset Management, Inc. (2)

     (ii) Form of Sub-Administration Agreement between Registrant and BISYS Fund Services Ohio, Inc. (2)

     (iii) Form of Fund Accounting Agreement between Registrant and BISYS Fund Services Ohio, Inc. (2)

     (iv) Form of Transfer Agency Agreement between Registrant and BISYS Fund Services Ohio, Inc. (2)

     (v)  Form of Fund Participation Agreement (2)

     (vi) Form of Variable Contract Owner Servicing Agreement (2)

     (vii) Form of Compliance Services Agreement (2)

(11) Opinion and Consent of Ropes & Gray LLP regarding Securities (5)

(12) Opinion and Consent of Ropes & Gray LLP Regarding Tax Matters will be filed by amendment.

(13) (i)  Form of Code of Ethics of Registrant (2)

     (ii) Code of Ethics of BB&T Asset Management, Inc. (4)

     (iii) Form of Code of Ethics of Scott & Stringfellow, Inc. (2)

     (iv) Code of Ethics of BISYS Fund Services Ohio, Inc. and Certain Affiliated Companies of BISYS Fund Services Ohio, Inc. (3)


(14) Consent of KPMG LLP (6)


(15) Not Applicable.

(16) Powers of Attorney.

(i)

                                POWER OF ATTORNEY
                                December 1, 2006

Laura C. Bingham, whose signature appears below, does hereby constitute and appoint Alan G. Priest, Alyssa Albertelli, Alexandra Oprescu and Melissa S. Gainor, each individually, her true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorneys and agents, each individually, may deem necessary or advisable or which may be required to enable BB&T Variable Insurance Funds (the "Trust"), to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended ("Acts"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the initial filing of any Registration Statement on Form N-14 by the Trust, relating to the proposed reorganization of BB&T Large Cap Growth VIF, a series of the Trust, with and into BB&T Large Cap VIF, a series of the Trust, and any and all amendments (including post-effective amendments) to said Registration Statements, pursuant to said Acts, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a trustee and/or officer of the Trust any and all such initial filings and amendments filed with the Securities and Exchange Commission under said Acts, and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue thereof.


                                        /s/ Laura C. Bingham
                                        ----------------------------------------
                                        Laura C. Bingham

(ii)

                                POWER OF ATTORNEY
                                December 1, 2006

Thomas W. Lambeth, whose signature appears below, does hereby constitute and appoint Alan G. Priest, Alyssa Albertelli, Alexandra Oprescu and Melissa S. Gainor, each individually, his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorneys and agents, each individually, may deem necessary or advisable or which may be required to enable BB&T Variable Insurance Funds (the "Trust"), to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended ("Acts"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the initial filing of any Registration Statement on Form N-14 by the Trust, relating to the proposed reorganization of BB&T Large Cap Growth VIF, a series of the Trust, with and into BB&T Large Cap VIF, a series of the Trust, and any and all amendments (including post-effective amendments) to said Registration Statements, pursuant to said Acts, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a trustee and/or officer of the Trust any and all such initial filings and amendments filed with the Securities and Exchange Commission under said Acts, and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue thereof.


                                        /s/ Thomas W. Lambeth
                                        ----------------------------------------
                                        Thomas W. Lambeth

(iii)

                                POWER OF ATTORNEY
                                December 1, 2006

Drew T. Kagan, whose signature appears below, does hereby constitute and appoint Alan G. Priest, Alyssa Albertelli, Alexandra Oprescu and Melissa S. Gainor, each individually, his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorneys and agents, each individually, may deem necessary or advisable or which may be required to enable BB&T Variable Insurance Funds (the "Trust"), to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended ("Acts"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the initial filing of any Registration Statement on Form N-14 by the Trust, relating to the proposed reorganization of BB&T Large Cap Growth VIF, a series of the Trust, with and into BB&T Large Cap VIF, a series of the Trust, and any and all amendments (including post-effective amendments) to said Registration Statements, pursuant to said Acts, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a trustee and/or officer of the Trust any and all such initial filings and amendments filed with the Securities and Exchange Commission under said Acts, and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue thereof.


                                        /s/ Drew T. Kagan
                                        ----------------------------------------
                                        Drew T. Kagan

(iv)

                                POWER OF ATTORNEY
                                December 1, 2006

Keith F. Karlawish, whose signature appears below, does hereby constitute and appoint Alan G. Priest, Alyssa Albertelli, Alexandra Oprescu and Melissa S. Gainor, each individually, his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorneys and agents, each individually, may deem necessary or advisable or which may be required to enable BB&T Variable Insurance Funds (the "Trust"), to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended ("Acts"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the initial filing of any Registration Statement on Form N-14 by the Trust, relating to the proposed reorganization of BB&T Large Cap Growth VIF, a series of the Trust, with and into BB&T Large Cap VIF, a series of the Trust, and any and all amendments (including post-effective amendments) to said Registration Statements, pursuant to said Acts, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a trustee and/or officer of the Trust any and all such initial filings and amendments filed with the Securities and Exchange Commission under said Acts, and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue thereof.


                                        /s/ Keith F. Karlawish
                                        ----------------------------------------
                                        Keith F. Karlawish

(v)

                                POWER OF ATTORNEY
                                December 1, 2006

Douglas R. Van Scoy, whose signature appears below, does hereby constitute and appoint Alan G. Priest, Alyssa Albertelli, Alexandra Oprescu and Melissa S. Gainor, each individually, his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorneys and agents, each individually, may deem necessary or advisable or which may be required to enable BB&T Variable Insurance Funds (the "Trust"), to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended ("Acts"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the initial filing of any Registration Statement on Form N-14 by the Trust, relating to the proposed reorganization of BB&T Large Cap Growth VIF, a series of the Trust, with and into BB&T Large Cap VIF, a series of the Trust, and any and all amendments (including post-effective amendments) to said Registration Statements, pursuant to said Acts, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a trustee and/or officer of the Trust any and all such initial filings and amendments filed with the Securities and Exchange Commission under said Acts, and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue thereof.


                                        /s/ Douglas R. Van Scoy
                                        ----------------------------------------
                                        Douglas R. Van Scoy

(vi)

                                POWER OF ATTORNEY
                                December 1, 2006

Troy A. Sheets, whose signature appears below, does hereby constitute and appoint Alan G. Priest, Alyssa Albertelli, Alexandra Oprescu and Melissa S. Gainor, each individually, his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorneys and agents, each individually, may deem necessary or advisable or which may be required to enable BB&T Variable Insurance Funds (the "Trust"), to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended ("Acts"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the initial filing of any Registration Statement on Form N-14 by the Trust, relating to the proposed reorganization of BB&T Large Cap Growth VIF, a series of the Trust, with and into BB&T Large Cap VIF, a series of the Trust, and any and all amendments (including post-effective amendments) to said Registration Statements, pursuant to said Acts, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a trustee and/or officer of the Trust any and all such initial filings and amendments filed with the Securities and Exchange Commission under said Acts, and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue thereof.


                                        /s/ Troy A. Sheets
                                        ----------------------------------------
                                        Troy A. Sheets

(vii)

                                POWER OF ATTORNEY
                                December 1, 2006

James L. Roberts, whose signature appears below, does hereby constitute and appoint Alan G. Priest, Alyssa Albertelli, Alexandra Oprescu and Melissa S. Gainor, each individually, his true and lawful attorneys and agents, with power of substitution or resubstitution, to do any and all acts and things and to execute any and all instruments which said attorneys and agents, each individually, may deem necessary or advisable or which may be required to enable BB&T Variable Insurance Funds (the "Trust"), to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended ("Acts"), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the initial filing of any Registration Statement on Form N-14 by the Trust, relating to the proposed reorganization of BB&T Large Cap Growth VIF, a series of the Trust, with and into BB&T Large Cap VIF, a series of the Trust, and any and all amendments (including post-effective amendments) to said Registration Statements, pursuant to said Acts, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a trustee and/or officer of the Trust any and all such initial filings and amendments filed with the Securities and Exchange Commission under said Acts, and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue thereof.


                                        /s/ James L. Roberts
                                        ----------------------------------------
                                        James L. Roberts

(17) (i) Class A, Class B, and Class C Shares Prospectus for the BB&T Funds, dated February 1, 2006 (5)

     (ii) Institutional Shares Prospectus for the BB&T Funds, dated February 1, 2006, as amended May 30, 2006 (5)

     (iii) Prospectus for the Large Cap Growth VIF, dated May 1, 2006 (5)

     (iv) Prospectus for the Large Cap VIF, dated May 1, 2006 (5)

     (v) Statement of Additional Information for the BB&T Funds, dated February 1, 2006 (5)

     (vi) Statement of Additional Information for the BB&T Variable Insurance Funds, dated May 1, 2006 (5)


     (vii) BB&T Funds' Annual Report for the period ended September 30, 2006 (6)


     (viii) BB&T Variable Insurance Funds' Annual Report for the period ended December 31, 2005 (5)

     (ix) BB&T Variable Insurance Funds' Semi-annual Report for the period ended June 30, 2006 (5)

(1) Previously filed on December 13, 2004 and incorporated by reference herein.

(2) Previously filed on February 14, 2005 and incorporated by reference herein.

(3) Previously filed on March 1, 2006 and incorporated by reference herein.

(4) Previously filed on April 28, 2006 and incorporated by reference herein.

(5) Previously filed on November 15, 2006 and incorporated by reference herein.

(6) Filed herewith.

ITEM 17. UNDERTAKINGS

     (1) The Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

     (2) The Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

     (3) The Registrant agrees to file an opinion of counsel supporting the tax consequences of the proposed reorganization as an amendment to this Registration Statement within a reasonable time after receipt of such opinion.

                                     NOTICE

     A copy of the Agreement and Declaration of Trust of the BB&T Variable Insurance Funds is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by officers of the registrant as officers and not individually and that the obligations of or arising out of this instrument are not binding upon any of the trustees, officers or shareholders individually but are binding only upon the assets and property of the Registrant.

                                   SIGNATURES

As required by the Securities Act of 1933, this Registration Statement has been signed on behalf of the Registrant in the City of Washington, District of Columbia, on the 1st day of December 2006.

BB&T VARIABLE INSURANCE FUNDS


/s/ Keith F. Karlawish
-------------------------------------
* Keith F. Karlawish
President

              Signature                        Title               Date
-------------------------------------   ------------------   ----------------


/s/ Keith F. Karlawish                  President, Trustee   December 1, 2006
-------------------------------------
* Keith F. Karlawish


/s/ James L. Roberts                    Trustee              December 1, 2006
-------------------------------------
*James L. Roberts


/s/ Thomas W. Lambeth                   Trustee              December 1, 2006
-------------------------------------
*Thomas W. Lambeth


/s/ Troy A. Sheets                      Treasurer            December 1, 2006
-------------------------------------
*Troy A. Sheets


/s/ Douglas R. Van Scoy                 Trustee              December 1, 2006
-------------------------------------
*Douglas R. Van Scoy


/s/ Drew T. Kagan                       Trustee              December 1, 2006
-------------------------------------
*Drew T. Kagan


/s/ Laura C. Bingham                    Trustee              December 1, 2006
-------------------------------------
*Laura C. Bingham

*By: /s/ Alan G. Priest
     --------------------------------
     Alan G. Priest

Attorney-in-Fact, pursuant to powers of attorney filed herewith.

                                  EXHIBIT INDEX

(14)         Consent of KPMG LLP

(17) (vii)   BB&T Funds' Annual Report